Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.3%)
Banks (22.9%):
Blue Ridge Bankshares, Inc. (a) ............................................. 124,216 $ 525
Bridgewater Bancshares, Inc. (a) ............................................ 34,400 606
Business First Bancshares, Inc. ............................................. 26,220 619
Central Pacific Financial Corp. ............................................. 11,050 335
Civista Bancshares, Inc. .................................................. 26,316 535
Community West Bancshares .............................................. 28,150 587
ConnectOne Bancorp, Inc. ................................................ 26,000 645
Dime Community Bancshares, Inc. .......................................... 19,150 571
Financial Institutions, Inc. ................................................. 21,600 588
First Internet Bancorp .................................................... 19,267 432
First Mid Bancshares, Inc. ................................................ 17,650 669
German American Bancorp, Inc. ............................................ 10,800 424
HarborOne Bancorp, Inc. ................................................. 19,800 269
Heritage Commerce Corp. ................................................ 64,765 643
Horizon Bancorp, Inc. ................................................... 43,250 692
Independent Bank Corp. .................................................. 15,750 488
Mercantile Bank Corp. ................................................... 9,806 441
Orange County Bancorp, Inc. .............................................. 18,796 474
Origin Bancorp, Inc. ..................................................... 12,250 423
Peapack-Gladstone Financial Corp. .......................................... 21,500 593
Peoples Bancorp, Inc. .................................................... 24,250 727
Primis Financial Corp. ................................................... 47,870 503
QCR Holdings, Inc. ..................................................... 10,335 782
SmartFinancial, Inc. ..................................................... 15,300 547
Southern Missouri Bancorp, Inc. ............................................ 12,050 633
Univest Financial Corp. .................................................. 11,200 336
Washington Trust Bancorp, Inc. ............................................. 20,676 598
14,685
Capital Markets (1.0%):
Diamond Hill Investment Group, Inc. ........................................ 4,575 640
Communication Services (3.3%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 362,000 572
IMAX Corp. (a) ........................................................ 18,800 616
PubMatic, Inc. , Class A (a) ................................................ 40,725 337
The Marcus Corp. ...................................................... 39,786 617
2,142
Consumer Discretionary (11.5%):
BJ's Restaurants, Inc. (a) .................................................. 13,236 404
European Wax Center, Inc. , Class A (a) ........................................ 56,800 227
First Watch Restaurant Group, Inc. (a) ........................................ 30,000 469
Golden Entertainment, Inc. ................................................ 18,797 443
Latham Group, Inc. (a) ................................................... 52,519 400
Lindblad Expeditions Holdings, Inc. (a) ....................................... 48,000 614
MarineMax, Inc. (a) ..................................................... 18,170 460
MasterCraft Boat Holdings, Inc. (a) .......................................... 22,250 478
Motorcar Parts of America, Inc. (a) ........................................... 37,000 612
National Vision Holdings, Inc. (a) ............................................ 22,250 649
Potbelly Corp. (a) ....................................................... 33,800 576
Sally Beauty Holdings, Inc. (a) .............................................. 38,477 626
Savers Value Village, Inc. (a) (b) ............................................. 40,150 532
Wolverine World Wide, Inc. ............................................... 16,200 445
Zumiez, Inc. (a) ........................................................ 21,400 420
7,355
Consumer Finance (1.0%):
EZCORP, Inc. , Class A (a) ................................................. 31,810 606
Consumer Staples (0.7%):
The Honest Co., Inc. (a) ................................................... 118,500 436

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Energy (4.9%):
Ardmore Shipping Corp. .................................................. 57,000 $ 677
Berry Corp. ........................................................... 121,600 460
Granite Ridge Resources, Inc. .............................................. 86,584 468
Infinity Natural Resources, Inc. , Class A (a) .................................... 23,100 303
ProPetro Holding Corp. (a) ................................................ 59,000 309
Riley Exploration Permian, Inc. ............................................. 22,100 599
Vital Energy, Inc. (a) ..................................................... 19,800 334
3,150
Financial Services (1.2%):
I3 Verticals, Inc. , Class A (a) ............................................... 23,665 768
Health Care (5.4%):
Artivion, Inc. (a) ........................................................ 19,277 816
Brookdale Senior Living, Inc. (a) ............................................ 75,445 639
Collegium Pharmaceutical, Inc. (a) ........................................... 14,450 505
HealthStream, Inc. ...................................................... 18,932 535
MiMedx Group, Inc. (a) ................................................... 67,300 470
Orthofix Medical, Inc. (a) ................................................. 34,473 505
3,470
Industrials (18.5%):
BlueLinx Holdings, Inc. (a) ................................................ 8,400 614
Covenant Logistics Group, Inc. ............................................. 17,750 384
CRA International, Inc. ................................................... 1,765 368
Douglas Dynamics, Inc. .................................................. 15,275 478
Ducommun, Inc. (a) ..................................................... 7,700 740
DXP Enterprises, Inc. (a) .................................................. 2,900 345
Enviri Corp. (a) ......................................................... 68,000 863
Great Lakes Dredge & Dock Corp. (a) ........................................ 54,150 649
IBEX Holdings Ltd. (a) ................................................... 17,800 721
Insteel Industries, Inc. .................................................... 15,500 594
Interface, Inc. ......................................................... 24,400 706
Kelly Services, Inc. , Class A ............................................... 26,350 346
Liquidity Services, Inc. (a) ................................................. 18,483 507
Matrix Service Co. (a) .................................................... 37,000 484
Miller Industries, Inc. .................................................... 11,650 471
Pangaea Logistics Solutions Ltd. ............................................ 92,103 468
Park Aerospace Corp. .................................................... 25,300 515
Park-Ohio Holdings Corp. ................................................ 21,250 451
Quanex Building Products Corp. ............................................ 34,300 488
Thermon Group Holdings, Inc. (a) ........................................... 24,435 653
Titan Machinery, Inc. (a) .................................................. 32,050 537
Willdan Group, Inc. (a) ................................................... 5,000 483
11,865
Information Technology (14.2%):
ADTRAN Holdings, Inc. (a) ............................................... 64,300 603
Bel Fuse, Inc. , Class B ................................................... 6,040 852
Benchmark Electronics, Inc. ............................................... 10,088 389
Cohu, Inc. (a) .......................................................... 18,000 366
Digi International, Inc. (a) ................................................. 20,550 749
Ichor Holdings Ltd. (a) ................................................... 33,506 587
Kimball Electronics, Inc. (a) ............................................... 30,700 917
MaxLinear, Inc. (a) ...................................................... 23,650 380
nLight, Inc. (a) ......................................................... 31,604 936
OneSpan, Inc. ......................................................... 28,105 447
PDF Solutions, Inc. (a) ................................................... 20,400 527
Ribbon Communications, Inc. (a) ............................................ 172,302 655
SkyWater Technology, Inc. (a) .............................................. 30,369 567
Veeco Instruments, Inc. (a) ................................................. 17,250 525
Vishay Precision Group, Inc. (a) ............................................. 18,925 606
9,106

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Insurance (1.8%):
American Integrity Insurance Group, Inc. (a) .................................... 24,000 $ 535
HCI Group, Inc. ........................................................ 1,060 204
Heritage Insurance Holdings, Inc. (a) ......................................... 17,600 443
1,182
Materials (5.2%):
AdvanSix, Inc. ......................................................... 29,762 577
Clearwater Paper Corp. (a) ................................................. 27,600 573
Koppers Holdings, Inc. ................................................... 20,400 571
Metallus, Inc. (a) ........................................................ 39,600 654
Ramaco Resources, Inc. , Class A ............................................ 17,950 596
SunCoke Energy, Inc. .................................................... 47,500 388
3,359
Mortgage Real Estate Investment Trusts (REITs) (1.4%):
Ares Commercial Real Estate Corp. (b) ........................................ 84,500 381
Dynex Capital, Inc. (b) ................................................... 40,950 503
884
Real Estate (3.6%):
City Office REIT, Inc. .................................................... 53,400 372
Global Medical REIT, Inc. ................................................ 17,260 582
NETSTREIT Corp. (b) ................................................... 27,000 487
NexPoint Residential Trust, Inc. ............................................ 13,250 427
Plymouth Industrial REIT, Inc. ............................................. 20,150 450
2,318
Utilities (0.7%):
Unitil Corp. ........................................................... 8,771 420
Total Common Stocks (Cost $50,240)
a
a
a
62,386
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 442,399 443
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 442,399 443
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 442,399 442
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 442,399 442
Total Collateral for Securities Loaned (Cost $1,770)
a
a
a
1,770
Total Investments (Cost $52,010) — 100.1% 64,156
Liabilities in excess of other assets —  (0.1)% (81)
NET ASSETS - 100.00% $ 64,075
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (1.9%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 24,345 $ 2,543
Lionsgate Studios Corp. (a) ................................................ 182,807 1,261
Nexstar Media Group, Inc. ................................................ 11,834 2,340
6,144
Consumer Discretionary (9.1%):
Bath & Body Works, Inc. ................................................. 88,527 2,280
Brunswick Corp. ....................................................... 35,275 2,231
Caesars Entertainment, Inc. (a) .............................................. 72,946 1,971
Marriott Vacations Worldwide Corp. ......................................... 26,019 1,732
Mohawk Industries, Inc. (a) ................................................ 19,300 2,488
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 118,500 2,919
PulteGroup, Inc. ........................................................ 19,896 2,629
Ross Stores, Inc. ....................................................... 22,641 3,450
The Goodyear Tire & Rubber Co. (a) ......................................... 211,625 1,583
TopBuild Corp. (a) ...................................................... 6,704 2,620
Visteon Corp. .......................................................... 23,740 2,846
Yum! Brands, Inc. ...................................................... 21,000 3,192
29,941
Consumer Staples (5.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,400 2,555
Casey's General Stores, Inc. ............................................... 5,981 3,381
Dollar Tree, Inc. (a) ...................................................... 26,120 2,465
Performance Food Group Co. (a) ............................................ 33,120 3,446
Pilgrim's Pride Corp. .................................................... 72,567 2,955
Primo Brands Corp. ..................................................... 92,922 2,053
16,855
Energy (6.7%):
Antero Resources Corp. (a) ................................................ 71,760 2,408
Baker Hughes Co. ...................................................... 73,450 3,579
Devon Energy Corp. ..................................................... 91,167 3,196
Diamondback Energy, Inc. ................................................ 21,243 3,040
Expand Energy Corp. .................................................... 22,386 2,378
Kinder Morgan, Inc. ..................................................... 123,843 3,506
Valero Energy Corp. ..................................................... 22,817 3,885
21,992
Financials (15.8%):
Annaly Capital Management, Inc. ........................................... 117,000 2,364
Arch Capital Group Ltd. .................................................. 28,796 2,613
Axis Capital Holdings Ltd. ................................................ 28,620 2,742
Brighthouse Financial, Inc. (a) .............................................. 38,800 2,059
Fifth Third Bancorp ..................................................... 88,296 3,934
First American Financial Corp. ............................................. 51,244 3,292
First Horizon Corp. ..................................................... 141,450 3,198
Flagstar Financial, Inc. ................................................... 240,500 2,778
Huntington Bancshares, Inc. ............................................... 205,800 3,554
Jefferies Financial Group, Inc. .............................................. 43,157 2,823
Lincoln National Corp. ................................................... 74,600 3,009
M&T Bank Corp. ....................................................... 21,450 4,239
Nasdaq, Inc. .......................................................... 41,050 3,631
Raymond James Financial, Inc. ............................................. 27,730 4,786
State Street Corp. ....................................................... 35,350 4,101
The Hartford Insurance Group, Inc. .......................................... 22,000 2,935
52,058
Health Care (8.6%):
Agilent Technologies, Inc. ................................................. 25,750 3,305
Encompass Health Corp. .................................................. 22,965 2,917
GE HealthCare Technologies, Inc. ........................................... 36,200 2,719
Globus Medical, Inc. (a) .................................................. 49,901 2,858
Jazz Pharmaceuticals PLC (a) .............................................. 23,500 3,097

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Labcorp Holdings, Inc. ................................................... 11,600 $ 3,330
Perrigo Co. PLC ....................................................... 81,540 1,816
STERIS PLC .......................................................... 15,441 3,821
Tenet Healthcare Corp. (a) ................................................. 9,944 2,019
United Therapeutics Corp. (a) .............................................. 5,929 2,485
28,367
Industrials (18.7%):
AMETEK, Inc. ........................................................ 18,249 3,431
Builders FirstSource, Inc. (a) ............................................... 17,103 2,074
CACI International, Inc. , Class A (a) ......................................... 5,607 2,797
Dover Corp. ........................................................... 16,470 2,748
EMCOR Group, Inc. .................................................... 4,423 2,873
ITT, Inc. ............................................................. 15,013 2,684
Jacobs Solutions, Inc. .................................................... 21,640 3,243
Knight-Swift Transportation Holdings, Inc. .................................... 66,372 2,622
L3Harris Technologies, Inc. ............................................... 12,502 3,818
Oshkosh Corp. ......................................................... 22,800 2,957
Owens Corning, Inc. ..................................................... 17,565 2,485
Pentair PLC ........................................................... 17,136 1,898
Regal Rexnord Corp. .................................................... 20,758 2,977
Sensata Technologies Holding PLC .......................................... 100,800 3,079
Textron, Inc. .......................................................... 37,000 3,126
The Brink's Co. ........................................................ 27,612 3,227
The Timken Co. ........................................................ 30,744 2,311
United Airlines Holdings, Inc. (a) ............................................ 31,490 3,039
United Rentals, Inc. ..................................................... 3,472 3,314
WESCO International, Inc. ................................................ 16,502 3,490
Westinghouse Air Brake Technologies Corp. .................................... 16,674 3,343
61,536
Information Technology (10.0%):
Amdocs Ltd. .......................................................... 36,000 2,954
Corning, Inc. .......................................................... 44,567 3,656
F5, Inc. (a) ............................................................ 9,789 3,164
Flex Ltd. (a) ........................................................... 50,860 2,948
Jabil, Inc. ............................................................ 9,366 2,034
Keysight Technologies, Inc. (a) ............................................. 20,340 3,558
Microchip Technology, Inc. ................................................ 51,625 3,315
MKS, Inc. ............................................................ 28,880 3,575
Qorvo, Inc. (a) ......................................................... 35,883 3,268
TD SYNNEX Corp. ..................................................... 13,464 2,205
Zebra Technologies Corp. (a) ............................................... 7,340 2,181
32,858
Materials (6.0%):
Crown Holdings, Inc. .................................................... 27,995 2,704
Freeport-McMoRan, Inc. ................................................. 59,409 2,330
International Paper Co. ................................................... 62,455 2,898
Martin Marietta Materials, Inc. ............................................. 5,590 3,524
Nucor Corp. ........................................................... 22,876 3,098
Reliance, Inc. .......................................................... 9,234 2,593
The Mosaic Co. ........................................................ 81,376 2,822
19,969
Real Estate (8.8%):
Camden Property Trust ................................................... 26,870 2,869
Essex Property Trust, Inc. ................................................. 10,830 2,899
Federal Realty Investment Trust ............................................ 33,150 3,358
Kilroy Realty Corp. (b) ................................................... 80,350 3,395
Realty Income Corp. .................................................... 84,728 5,151
VICI Properties, Inc. .................................................... 122,600 3,998
Weyerhaeuser Co. ...................................................... 128,000 3,173
WP Carey, Inc. ......................................................... 60,686 4,100
28,943

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Utilities (8.0%):
CenterPoint Energy, Inc. .................................................. 97,400 $ 3,779
Evergy, Inc. ........................................................... 47,181 3,587
FirstEnergy Corp. ....................................................... 79,365 3,637
National Fuel Gas Co. ................................................... 27,054 2,499
Pinnacle West Capital Corp. ............................................... 32,850 2,945
Talen Energy Corp. (a) ................................................... 5,152 2,192
UGI Corp. ............................................................ 91,490 3,043
Xcel Energy, Inc. ....................................................... 59,844 4,826
26,508
Total Common Stocks (Cost $268,385)
a
a
a
325,171
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 865,063 865
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 865,063 865
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 865,063 865
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 865,063 865
Total Collateral for Securities Loaned (Cost $3,460)
a
a
a
3,460
Total Investments (Cost $271,845) — 99.8% 328,631
Other assets in excess of liabilities —  0.2% 615
NET ASSETS - 100.00% $ 329,246
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.8%)
Banks (20.5%):
Ameris Bancorp ........................................................ 188,500 $ 13,819
Bank of Hawaii Corp. .................................................... 173,000 11,356
Banner Corp. .......................................................... 101,600 6,655
BOK Financial Corp. .................................................... 91,100 10,152
CVB Financial Corp. .................................................... 548,500 10,372
First Bancorp .......................................................... 204,500 10,816
First Interstate BancSystem, Inc. , Class A ...................................... 359,250 11,449
First Merchants Corp. .................................................... 292,246 11,018
Flagstar Financial, Inc. ................................................... 1,174,900 13,570
Glacier Bancorp, Inc. .................................................... 293,000 14,260
Hancock Whitney Corp. .................................................. 208,500 13,054
Independent Bank Corp. .................................................. 159,123 11,007
NBT Bancorp, Inc. ...................................................... 248,000 10,356
Northwest Bancshares, Inc. ................................................ 876,000 10,854
Prosperity Bancshares, Inc. ................................................ 137,000 9,090
QCR Holdings, Inc. ..................................................... 98,000 7,413
SouthState Bank Corp. ................................................... 125,800 12,438
Valley National Bancorp .................................................. 1,325,000 14,045
Veritex Holdings, Inc. .................................................... 331,000 11,098
212,822
Capital Markets (1.6%):
Artisan Partners Asset Management, Inc. , Class A ................................ 188,000 8,159
Virtus Investment Partners, Inc. ............................................. 45,900 8,722
16,881
Communication Services (1.2%):
Lionsgate Studios Corp. (a) ................................................ 685,000 4,727
Nexstar Media Group, Inc. ................................................ 39,700 7,850
12,577
Consumer Discretionary (10.7%):
Brunswick Corp. ....................................................... 107,121 6,774
Marriott Vacations Worldwide Corp. ......................................... 115,500 7,688
Newell Brands, Inc. ..................................................... 1,174,005 6,152
Penn Entertainment, Inc. (a) ................................................ 294,787 5,678
Sally Beauty Holdings, Inc. (a) .............................................. 727,000 11,835
Signet Jewelers Ltd. ..................................................... 101,799 9,765
Steven Madden Ltd. ..................................................... 270,000 9,040
Taylor Morrison Home Corp. (a) ............................................ 196,352 12,961
The Buckle, Inc. ........................................................ 120,500 7,068
The Goodyear Tire & Rubber Co. (a) ......................................... 906,590 6,781
Tri Pointe Homes, Inc. (a) ................................................. 236,000 8,017
Victoria's Secret & Co. (a) ................................................. 365,000 9,906
Visteon Corp. .......................................................... 80,820 9,687
111,352
Consumer Finance (0.8%):
Bread Financial Holdings, Inc. ............................................. 141,400 7,886
Consumer Staples (1.7%):
The Chefs' Warehouse, Inc. (a) .............................................. 168,500 9,828
United Natural Foods, Inc. (a) .............................................. 203,900 7,671
17,499
Energy (6.4%):
Atlas Energy Solutions, Inc. (b) ............................................. 412,719 4,693
California Resources Corp. ................................................ 201,491 10,715
Core Natural Resources, Inc. ............................................... 107,100 8,941
DHT Holdings, Inc. ..................................................... 448,000 5,354
Gulfport Energy Corp. (a) ................................................. 38,750 7,013
Murphy Oil Corp. ...................................................... 347,300 9,867
Patterson-UTI Energy, Inc. ................................................ 886,000 4,589
Scorpio Tankers, Inc. .................................................... 173,200 9,708

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Talos Energy, Inc. (a) ..................................................... 640,800 $ 6,145
67,025
Financial Services (1.3%):
Essent Group Ltd. ...................................................... 212,100 13,481
Health Care (5.5%):
Brookdale Senior Living, Inc. (a) ............................................ 752,000 6,369
Collegium Pharmaceutical, Inc. (a) ........................................... 148,000 5,179
Envista Holdings Corp. (a) ................................................. 377,181 7,683
ICU Medical, Inc. (a) .................................................... 72,926 8,748
LivaNova PLC (a) ....................................................... 172,000 9,009
Perrigo Co. PLC ....................................................... 198,000 4,410
Supernus Pharmaceuticals, Inc. (a) ........................................... 177,900 8,502
Surgery Partners, Inc. (a) .................................................. 317,043 6,861
56,761
Industrials (14.3%):
ArcBest Corp. ......................................................... 80,370 5,615
Atkore, Inc. ........................................................... 115,478 7,245
BlueLinx Holdings, Inc. (a) ................................................ 68,444 5,002
Fluor Corp. (a) ......................................................... 132,000 5,553
Hub Group, Inc. , Class A ................................................. 209,600 7,219
Korn Ferry ........................................................... 127,000 8,887
Resideo Technologies, Inc. (a) .............................................. 320,500 13,839
Ryder System, Inc. ...................................................... 55,000 10,375
Sensata Technologies Holding PLC .......................................... 257,000 7,851
SkyWest, Inc. (a) ........................................................ 99,389 10,000
Terex Corp. ........................................................... 196,269 10,069
The Brink's Co. ........................................................ 106,100 12,399
The Greenbrier Cos., Inc. ................................................. 151,192 6,981
The Timken Co. ........................................................ 83,350 6,266
Titan International, Inc. (a) ................................................. 654,079 4,945
UFP Industries, Inc. ..................................................... 94,500 8,835
V2X, Inc. (a) .......................................................... 146,800 8,528
Valmont Industries, Inc. .................................................. 23,800 9,228
148,837
Information Technology (8.5%):
Belden, Inc. ........................................................... 73,150 8,798
Extreme Networks, Inc. (a) ................................................ 482,481 9,963
Knowles Corp. (a) ....................................................... 440,750 10,274
Kulicke & Soffa Industries, Inc. ............................................. 182,200 7,405
MaxLinear, Inc. (a) ...................................................... 405,000 6,512
Plexus Corp. (a) ........................................................ 56,923 8,236
Sanmina Corp. (a) ....................................................... 67,800 7,805
Synaptics, Inc. (a) ....................................................... 148,800 10,169
TTM Technologies, Inc. (a) ................................................ 179,400 10,333
Veeco Instruments, Inc. (a) ................................................. 278,200 8,466
87,961
Insurance (2.5%):
Brighthouse Financial, Inc. (a) .............................................. 148,000 7,856
CNO Financial Group, Inc. ................................................ 232,000 9,175
Stewart Information Services Corp. .......................................... 128,000 9,385
26,416
Materials (4.5%):
Avient Corp. .......................................................... 215,800 7,110
Commercial Metals Co. .................................................. 183,621 10,518
Ingevity Corp. (a) ....................................................... 153,000 8,444
Minerals Technologies, Inc. ................................................ 110,700 6,877
Ryerson Holding Corp. ................................................... 243,600 5,569
Sealed Air Corp. ....................................................... 236,000 8,342
46,860

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Mortgage Real Estate Investment Trusts (REITs) (2.3%):
AGNC Investment Corp. (b) ............................................... 769,000 $ 7,529
Dynex Capital, Inc. (b) ................................................... 642,000 7,890
Ladder Capital Corp. .................................................... 734,000 8,008
23,427
Real Estate (11.6%):
Broadstone Net Lease, Inc. ................................................ 584,000 10,436
CareTrust REIT, Inc. .................................................... 297,600 10,321
Curbline Properties Corp. ................................................. 428,500 9,556
Cushman & Wakefield PLC (a) ............................................. 861,000 13,707
DiamondRock Hospitality Co. .............................................. 700,000 5,572
Douglas Emmett, Inc. .................................................... 635,000 9,887
Easterly Government Properties, Inc. ......................................... 292,500 6,707
Essential Properties Realty Trust, Inc. ........................................ 334,613 9,958
LXP Industrial Trust ..................................................... 1,078,000 9,659
Sabra Health Care REIT, Inc. .............................................. 438,181 8,168
Sila Realty Trust, Inc. .................................................... 294,000 7,379
STAG Industrial, Inc. .................................................... 181,000 6,387
Summit Hotel Properties, Inc. .............................................. 948,000 5,205
Veris Residential, Inc. .................................................... 496,000 7,539
120,481
Utilities (4.4%):
National Fuel Gas Co. ................................................... 70,868 6,546
Northwestern Energy Group, Inc. ........................................... 167,400 9,811
ONE Gas, Inc. ......................................................... 122,300 9,899
Portland General Electric Co. .............................................. 209,386 9,213
Southwest Gas Holdings, Inc. .............................................. 129,900 10,177
45,646
Total Common Stocks (Cost $899,063)
a
a
a
1,015,912
Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value ETF (b) .......................................... 69,000 12,200
Total Exchange-Traded Funds (Cost $11,598)
a
a
a
12,200
Collateral for Securities Loaned (3.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 7,793,690 7,793
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 7,793,690 7,794
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 7,793,690 7,794
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 7,793,690 7,794
Total Collateral for Securities Loaned (Cost $31,175)
a
a
a
31,175
Total Investments (Cost $941,836) — 102.0% 1,059,287
Liabilities in excess of other assets —  (2.0)% (20,346)
NET ASSETS - 100.00% $ 1,038,941
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Communication Services (2.1%):
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 25,957 $ 2,711
Lionsgate Studios Corp.(a) ................................................ 188,817 1,303
Nexstar Media Group, Inc. ................................................ 14,058 2,780
6,794
Consumer Discretionary (11.9%):
ADT, Inc. ............................................................ 328,801 2,864
Bath & Body Works, Inc. ................................................. 87,571 2,256
Brunswick Corp. ....................................................... 31,410 1,986
Caesars Entertainment, Inc.(a) .............................................. 77,259 2,088
Marriott Vacations Worldwide Corp. ......................................... 35,147 2,339
Mohawk Industries, Inc.(a) ................................................ 19,791 2,551
Newell Brands, Inc. ..................................................... 336,890 1,765
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 118,625 2,922
Sally Beauty Holdings, Inc.(a) .............................................. 201,000 3,272
Steven Madden Ltd. ..................................................... 77,225 2,586
Taylor Morrison Home Corp.(a) ............................................ 47,285 3,121
The Goodyear Tire & Rubber Co.(a) ......................................... 264,123 1,976
TopBuild Corp.(a) ...................................................... 6,422 2,510
Victoria's Secret & Co.(a) ................................................. 103,336 2,805
Visteon Corp. .......................................................... 23,596 2,828
37,869
Consumer Staples (4.3%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 25,311 2,360
Casey's General Stores, Inc. ............................................... 6,225 3,519
Dollar Tree, Inc.(a) ...................................................... 24,460 2,309
Performance Food Group Co.(a) ............................................ 32,362 3,367
Post Holdings, Inc.(a) .................................................... 19,783 2,126
13,681
Energy (4.6%):
Antero Resources Corp.(a) ................................................ 69,861 2,344
Cactus, Inc., Class A ..................................................... 33,457 1,321
Core Natural Resources, Inc. ............................................... 22,644 1,890
DHT Holdings, Inc. ..................................................... 135,500 1,619
Murphy Oil Corp. ...................................................... 91,232 2,592
Permian Resources Corp. ................................................. 137,158 1,756
Scorpio Tankers, Inc. .................................................... 54,148 3,035
14,557
Financials (21.3%):
AGNC Investment Corp.(b) ............................................... 306,803 3,004
Annaly Capital Management, Inc. ........................................... 156,693 3,167
Artisan Partners Asset Management, Inc., Class A ................................ 59,006 2,561
Assurant, Inc. ......................................................... 11,381 2,465
Bread Financial Holdings, Inc. ............................................. 40,744 2,272
Brighthouse Financial, Inc.(a) .............................................. 45,000 2,389
Essent Group Ltd. ...................................................... 46,444 2,952
Everest Group Ltd. ...................................................... 9,105 3,189
First American Financial Corp. ............................................. 44,312 2,847
First Horizon Corp. ..................................................... 153,202 3,464
First Interstate BancSystem, Inc., Class A ...................................... 87,910 2,802
Flagstar Financial, Inc. ................................................... 303,750 3,508
Glacier Bancorp, Inc. .................................................... 66,812 3,252
Independent Bank Corp. .................................................. 38,604 2,670
Jefferies Financial Group, Inc. .............................................. 54,300 3,552
Lincoln National Corp. ................................................... 62,879 2,536
Prosperity Bancshares, Inc. ................................................ 45,050 2,989
SouthState Bank Corp. ................................................... 31,980 3,162
Unum Group .......................................................... 38,537 2,997
Valley National Bancorp .................................................. 321,822 3,411
Veritex Holdings, Inc. .................................................... 88,900 2,981

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Virtus Investment Partners, Inc. ............................................. 13,030 $ 2,476
Western Alliance Bancorp ................................................. 37,620 3,262
67,908
Health Care (6.6%):
Encompass Health Corp. .................................................. 20,724 2,632
Envista Holdings Corp.(a) ................................................. 106,919 2,178
Globus Medical, Inc.(a) .................................................. 55,250 3,164
Jazz Pharmaceuticals PLC(a) .............................................. 21,684 2,858
LivaNova PLC(a) ....................................................... 50,436 2,642
Perrigo Co. PLC ....................................................... 76,309 1,700
Tenet Healthcare Corp.(a) ................................................. 14,194 2,882
United Therapeutics Corp.(a) .............................................. 7,033 2,948
21,004
Industrials (19.2%):
Builders FirstSource, Inc.(a) ............................................... 15,951 1,934
C.H. Robinson Worldwide, Inc. ............................................. 26,942 3,567
CACI International, Inc., Class A(a) ......................................... 5,283 2,635
EMCOR Group, Inc. .................................................... 2,378 1,545
ITT, Inc. ............................................................. 18,966 3,390
Jacobs Solutions, Inc. .................................................... 17,259 2,586
Kirby Corp.(a) ......................................................... 27,715 2,313
Knight-Swift Transportation Holdings, Inc. .................................... 57,370 2,267
Korn Ferry ........................................................... 36,608 2,562
Oshkosh Corp. ......................................................... 25,083 3,253
Owens Corning ........................................................ 20,683 2,926
Pentair PLC ........................................................... 22,900 2,536
Ryder System, Inc. ...................................................... 15,102 2,849
Sensata Technologies Holding PLC .......................................... 100,117 3,059
SkyWest, Inc.(a) ........................................................ 25,805 2,596
Terex Corp. ........................................................... 55,142 2,829
Textron, Inc. .......................................................... 50,250 4,246
The Brink's Co. ........................................................ 28,437 3,323
The Timken Co. ........................................................ 36,303 2,729
Valmont Industries, Inc. .................................................. 10,575 4,100
WESCO International, Inc. ................................................ 17,375 3,675
60,920
Information Technology (8.7%):
Amdocs Ltd. .......................................................... 39,079 3,206
Belden, Inc. ........................................................... 21,633 2,602
F5, Inc.(a) ............................................................ 11,591 3,746
Flex Ltd.(a) ........................................................... 63,431 3,677
Jabil, Inc. ............................................................ 9,937 2,158
MKS, Inc. ............................................................ 28,000 3,466
Qorvo, Inc.(a) ......................................................... 38,375 3,495
Synaptics, Inc.(a) ....................................................... 41,866 2,861
TD SYNNEX Corp. ..................................................... 15,735 2,577
27,788
Materials (6.6%):
Avient Corp. .......................................................... 59,473 1,960
Axalta Coating Systems Ltd.(a) ............................................. 78,881 2,257
Commercial Metals Co. .................................................. 56,339 3,227
Crown Holdings, Inc. .................................................... 30,093 2,907
Ingevity Corp.(a) ....................................................... 48,091 2,654
Reliance, Inc. .......................................................... 7,755 2,178
Sealed Air Corp. ....................................................... 82,127 2,903
The Mosaic Co. ........................................................ 87,648 3,040
21,126
Real Estate (9.2%):
Camden Property Trust ................................................... 34,000 3,631
Cushman & Wakefield PLC(a) ............................................. 263,000 4,187
Federal Realty Investment Trust ............................................ 36,219 3,669

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
First Industrial Realty Trust, Inc. ............................................ 73,700 $ 3,793
Gaming and Leisure Properties, Inc. ......................................... 80,546 3,754
Highwoods Properties, Inc. ................................................ 90,017 2,864
Kilroy Realty Corp.(b) ................................................... 83,731 3,538
WP Carey, Inc. ......................................................... 57,770 3,904
29,340
Utilities (4.3%):
Evergy, Inc. ........................................................... 39,012 2,966
National Fuel Gas Co. ................................................... 29,550 2,729
Pinnacle West Capital Corp. ............................................... 27,198 2,439
Talen Energy Corp.(a) ................................................... 5,530 2,352
UGI Corp. ............................................................ 92,354 3,072
13,558
Total Common Stocks (Cost $264,838)
a
a
a
314,545
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(c) ........ 1,644,048 1,644
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(c) ............ 1,644,048 1,644
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(c) ............... 1,644,048 1,644
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(c) . 1,644,048 1,644
Total Collateral for Securities Loaned (Cost $6,576)
a
a
a
6,576
Total Investments (Cost $271,414) — 100.9% 321,121
Liabilities in excess of other assets —  (0.9)% (2,979)
NET ASSETS - 100.00% $ 318,142
At September 30, 2025, the Fund's investments in foreign securities were 5.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Munder Multi-Cap Fund (Also known as Victory Multi-Cap Fund*)

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (10.6%):
Alphabet, Inc., Class A ................................................... 104,860 $ 25,491
Meta Platforms, Inc., Class A .............................................. 25,000 18,360
Netflix, Inc.(a) ......................................................... 2,800 3,357
The Walt Disney Co. .................................................... 55,700 6,378
T-Mobile US, Inc. ...................................................... 12,300 2,944
56,530
Consumer Discretionary (12.1%):
Amazon.com, Inc.(a) .................................................... 79,600 17,478
eBay, Inc. ............................................................ 31,300 2,847
Expedia Group, Inc. ..................................................... 38,700 8,272
Life Time Group Holdings, Inc.(a) ........................................... 254,700 7,030
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 296,900 7,312
Ralph Lauren Corp. ..................................................... 24,400 7,651
Royal Caribbean Cruises Ltd. .............................................. 15,000 4,854
Tesla, Inc.(a) .......................................................... 12,600 5,603
Urban Outfitters, Inc.(a) .................................................. 50,300 3,593
64,640
Consumer Staples (2.2%):
Casey's General Stores, Inc. ............................................... 9,600 5,427
Ingredion, Inc. ......................................................... 28,300 3,456
Post Holdings, Inc.(a) .................................................... 27,500 2,955
11,838
Electronic Equipment, Instruments & Components (2.7%):
Amphenol Corp., Class A ................................................. 51,100 6,324
Fabrinet(a) ............................................................ 9,200 3,354
Jabil, Inc. ............................................................ 22,300 4,843
14,521
Energy (2.7%):
Archrock, Inc. ......................................................... 101,400 2,668
Baker Hughes Co. ...................................................... 74,500 3,629
Diamondback Energy, Inc. ................................................ 17,700 2,533
EOG Resources, Inc. .................................................... 20,800 2,332
TechnipFMC PLC ...................................................... 82,400 3,251
14,413
Financials (14.8%):
Affiliated Managers Group, Inc. ............................................ 32,800 7,821
Ameriprise Financial, Inc. ................................................. 8,300 4,077
Assurant, Inc. ......................................................... 14,400 3,119
BGC Group, Inc., Class A ................................................. 536,900 5,079
Corebridge Financial, Inc. ................................................. 203,500 6,522
FirstCash Holdings, Inc. .................................................. 36,400 5,767
Globe Life, Inc. ........................................................ 35,800 5,118
Interactive Brokers Group, Inc. ............................................. 81,900 5,636
JPMorgan Chase & Co. .................................................. 28,800 9,084
Raymond James Financial, Inc. ............................................. 29,900 5,161
The Bank of New York Mellon Corp. ......................................... 69,800 7,605
The Goldman Sachs Group, Inc. ............................................ 4,500 3,584
Visa, Inc., Class A ...................................................... 30,700 10,480
79,053
Health Care (13.8%):
AstraZeneca PLC, ADR .................................................. 65,000 4,987
BioMarin Pharmaceutical, Inc.(a) ........................................... 54,000 2,925
BrightSpring Health Services, Inc.(a) ......................................... 220,400 6,515
Cencora, Inc. .......................................................... 15,900 4,969
Eli Lilly & Co. ......................................................... 15,200 11,598
Halozyme Therapeutics, Inc.(a) ............................................. 97,900 7,180
HCA Healthcare, Inc. .................................................... 16,200 6,904
McKesson Corp. ....................................................... 7,000 5,408

Victory Portfolios
Victory Munder Multi-Cap Fund (Also known as Victory Multi-Cap Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
* Effective at the start of business on November 1, 2025, the Fund name will change to Victory Multi-Cap Fund.
Security Description Shares
a
Value
(000)
Novartis AG, ADR ...................................................... 41,200 $ 5,283
ResMed, Inc. .......................................................... 11,500 3,148
The Ensign Group, Inc. ................................................... 20,800 3,594
Universal Health Services, Inc., Class B ....................................... 32,400 6,624
Vertex Pharmaceuticals, Inc.(a) ............................................. 11,700 4,582
73,717
Industrials (6.6%):
Comfort Systems USA, Inc. ............................................... 7,100 5,859
EMCOR Group, Inc. .................................................... 8,100 5,261
ExlService Holdings, Inc.(a) ............................................... 118,300 5,209
Federal Signal Corp. ..................................................... 44,200 5,259
Quanta Services, Inc. .................................................... 17,700 7,335
Trane Technologies PLC .................................................. 14,800 6,245
35,168
Materials (1.7%):
Avery Dennison Corp. ................................................... 14,500 2,351
Linde PLC ............................................................ 8,200 3,895
Royal Gold, Inc. ........................................................ 15,000 3,009
9,255
Real Estate (1.4%):
CBRE Group, Inc., Class A(a) .............................................. 19,400 3,057
Simon Property Group, Inc. ............................................... 13,000 2,440
VICI Properties, Inc. .................................................... 64,800 2,113
7,610
Semiconductors & Semiconductor Equipment (12.0%):
Broadcom, Inc. ........................................................ 48,500 16,001
KLA Corp. ........................................................... 8,300 8,952
NVIDIA Corp. ......................................................... 174,600 32,577
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 22,700 6,340
63,870
Software (10.0%):
Adobe, Inc.(a) ......................................................... 5,400 1,905
Autodesk, Inc.(a) ....................................................... 15,700 4,987
Gen Digital, Inc. ....................................................... 224,800 6,382
Microsoft Corp. ........................................................ 64,160 33,232
Oracle Corp. .......................................................... 13,700 3,853
Palantir Technologies, Inc., Class A(a) ........................................ 15,700 2,864
53,223
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc. ........................................................... 153,980 39,208
Total Common Stocks (Cost $317,073)
a
a
a
523,046
Exchange-Traded Funds (1.2%)
iShares Russell 3000 ETF ................................................. 16,900 6,404
Total Exchange-Traded Funds (Cost $5,283)
a
a
a
6,404
Total Investments (Cost $322,356) — 99.1% 529,450
Other assets in excess of liabilities —  0.9% 4,752
NET ASSETS - 100.00% $ 534,202
At September 30, 2025, the Fund's investments in foreign securities were 5.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (10.0%):
Alphabet, Inc. , Class A ................................................... 28,680 $ 6,972
Alphabet, Inc. , Class C ................................................... 23,024 5,607
AT&T, Inc. ........................................................... 35,255 996
Charter Communications, Inc. , Class A (a) ..................................... 458 126
Comcast Corp. , Class A .................................................. 18,158 571
Electronic Arts, Inc. ..................................................... 1,110 224
Fox Corp. , Class A ...................................................... 1,035 65
Fox Corp. , Class B ...................................................... 650 37
Live Nation Entertainment, Inc. (a) ........................................... 778 127
Match Group, Inc. ...................................................... 1,186 42
Meta Platforms, Inc. , Class A .............................................. 10,694 7,853
Netflix, Inc. (a) ......................................................... 2,095 2,512
News Corp. , Class A ..................................................... 1,856 57
News Corp. , Class B .................................................... 548 19
Omnicom Group, Inc. .................................................... 955 78
Paramount Skydance Corp. (b) .............................................. 1,522 29
Take-Two Interactive Software, Inc. (a) ........................................ 855 221
The Interpublic Group of Cos., Inc. .......................................... 1,806 50
The Trade Desk, Inc. , Class A (a) ............................................ 2,197 108
The Walt Disney Co. .................................................... 8,865 1,015
TKO Group Holdings, Inc. ................................................ 340 69
T-Mobile US, Inc. ...................................................... 2,386 571
Verizon Communications, Inc. .............................................. 20,788 914
Warner Bros Discovery, Inc. (a) ............................................. 12,206 238
28,501
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 5,081 740
Cisco Systems, Inc. ..................................................... 19,525 1,336
F5, Inc. (a) ............................................................ 283 92
Motorola Solutions, Inc. .................................................. 821 375
2,543
Consumer Discretionary (10.4%):
Airbnb, Inc. , Class A (a) .................................................. 2,116 257
Amazon.com, Inc. (a) .................................................... 47,850 10,506
Aptiv PLC (a) .......................................................... 1,074 93
AutoZone, Inc. (a) ....................................................... 82 352
Best Buy Co., Inc. ...................................................... 969 73
Booking Holdings, Inc. ................................................... 160 864
CarMax, Inc. (a) ........................................................ 740 33
Carnival Corp. (a) ....................................................... 5,353 155
Chipotle Mexican Grill, Inc. (a) ............................................. 6,611 259
D.R. Horton, Inc. ....................................................... 1,367 232
Darden Restaurants, Inc. .................................................. 577 110
Deckers Outdoor Corp. (a) ................................................. 731 74
Domino's Pizza, Inc. ..................................................... 154 67
DoorDash, Inc. , Class A (a) ................................................ 1,825 496
eBay, Inc. ............................................................ 2,253 205
Expedia Group, Inc. ..................................................... 583 125
Ford Motor Co. ........................................................ 19,273 231
Garmin Ltd. ........................................................... 807 199
General Motors Co. ..................................................... 4,694 286
Genuine Parts Co. ...................................................... 686 95
Hasbro, Inc. ........................................................... 657 50
Hilton Worldwide Holdings, Inc. ............................................ 1,160 301
Las Vegas Sands Corp. ................................................... 1,523 82
Lennar Corp. , Class A .................................................... 1,122 141
LKQ Corp. ........................................................... 1,269 39
Lowe's Cos., Inc. ....................................................... 2,763 694
Lululemon Athletica, Inc. (a) ............................................... 538 96
Marriott International, Inc. , Class A .......................................... 1,111 289

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
McDonald's Corp. ...................................................... 3,518 $ 1,069
MGM Resorts International (a) .............................................. 1,006 35
Mohawk Industries, Inc. (a) ................................................ 257 33
NIKE, Inc. , Class B ..................................................... 5,857 408
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,228 55
NVR, Inc. (a) .......................................................... 14 113
O'Reilly Automotive, Inc. (a) ............................................... 4,183 451
Pool Corp. ............................................................ 162 50
PulteGroup, Inc. ........................................................ 973 129
Ralph Lauren Corp. ..................................................... 191 60
Ross Stores, Inc. ....................................................... 1,613 246
Royal Caribbean Cruises Ltd. .............................................. 1,246 403
Starbucks Corp. ........................................................ 5,604 474
Tapestry, Inc. .......................................................... 1,026 116
Tesla, Inc. (a) .......................................................... 13,836 6,153
The Home Depot, Inc. ................................................... 4,905 1,987
The TJX Cos., Inc. ...................................................... 5,500 795
Tractor Supply Co. ...................................................... 2,613 149
Ulta Beauty, Inc. (a) ..................................................... 222 121
Williams-Sonoma, Inc. ................................................... 606 118
Wynn Resorts Ltd. ...................................................... 416 53
Yum! Brands, Inc. ...................................................... 1,368 208
29,630
Consumer Staples (4.9%):
Altria Group, Inc. ....................................................... 8,283 547
Archer-Daniels-Midland Co. ............................................... 2,369 142
Brown-Forman Corp. , Class B ............................................. 868 23
Bunge Global SA ....................................................... 690 56
Church & Dwight Co., Inc. ................................................ 1,201 105
Colgate-Palmolive Co. ................................................... 3,985 319
Conagra Brands, Inc. .................................................... 2,362 43
Constellation Brands, Inc. , Class A .......................................... 704 95
Costco Wholesale Corp. .................................................. 2,187 2,024
Dollar General Corp. .................................................... 1,085 112
Dollar Tree, Inc. (a) ...................................................... 957 90
General Mills, Inc. ...................................................... 2,636 133
Hormel Foods Corp. ..................................................... 1,437 36
Kellanova ............................................................ 1,326 109
Kenvue, Inc. .......................................................... 9,462 154
Keurig Dr. Pepper, Inc. ................................................... 6,698 171
Kimberly-Clark Corp. .................................................... 1,636 203
Lamb Weston Holdings, Inc. ............................................... 687 40
McCormick & Co., Inc. .................................................. 1,248 83
Molson Coors Beverage Co. , Class B ......................................... 835 38
Mondelez International, Inc. , Class A ......................................... 6,380 399
Monster Beverage Corp. (a) ................................................ 3,514 237
PepsiCo, Inc. .......................................................... 6,750 948
Philip Morris International, Inc. ............................................. 7,675 1,245
Sysco Corp. ........................................................... 2,354 194
Target Corp. .......................................................... 2,240 201
The Campbell's Company (b) ............................................... 970 31
The Clorox Co. ........................................................ 603 74
The Coca-Cola Co. ...................................................... 19,097 1,267
The Estee Lauder Cos., Inc. ............................................... 1,155 102
The Hershey Co. ....................................................... 730 137
The J.M. Smucker Co. ................................................... 526 57
The Kraft Heinz Co. ..................................................... 4,202 109
The Kroger Co. ........................................................ 2,999 202
The Procter & Gamble Co. ................................................ 11,549 1,774
Tyson Foods, Inc. , Class A ................................................ 1,409 76
Walmart, Inc. .......................................................... 21,641 2,230
13,806

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp. , Class A ................................................. 6,020 $ 745
CDW Corp. ........................................................... 646 103
Corning, Inc. .......................................................... 3,843 315
Jabil, Inc. ............................................................ 529 115
Keysight Technologies, Inc. (a) ............................................. 849 148
TE Connectivity PLC .................................................... 1,457 320
Teledyne Technologies, Inc. (a) ............................................. 231 135
Trimble, Inc. (a) ........................................................ 1,173 96
Zebra Technologies Corp. (a) ............................................... 251 75
2,052
Energy (2.9%):
APA Corp. ............................................................ 1,764 43
Baker Hughes Co. ...................................................... 4,861 237
Chevron Corp. ......................................................... 9,489 1,473
ConocoPhillips Co. ..................................................... 6,158 582
Coterra Energy, Inc. ..................................................... 3,763 89
Devon Energy Corp. ..................................................... 3,130 110
Diamondback Energy, Inc. ................................................ 928 133
EOG Resources, Inc. .................................................... 2,692 302
EQT Corp. ............................................................ 3,077 167
Expand Energy Corp. .................................................... 1,174 125
Exxon Mobil Corp. ..................................................... 21,020 2,370
Halliburton Co. ........................................................ 4,204 103
Kinder Morgan, Inc. ..................................................... 9,641 273
Marathon Petroleum Corp. ................................................ 1,499 289
Occidental Petroleum Corp. ............................................... 3,543 167
ONEOK, Inc. .......................................................... 3,105 227
Phillips 66 Co. ......................................................... 1,993 271
Schlumberger NV ...................................................... 7,356 253
Targa Resources Corp. ................................................... 1,061 178
Texas Pacific Land Corp. ................................................. 95 89
The Williams Cos., Inc. .................................................. 6,021 381
Valero Energy Corp. ..................................................... 1,532 261
8,123
Financials (13.4%):
Aflac, Inc. ............................................................ 2,373 265
American Express Co. ................................................... 2,676 889
American International Group, Inc. .......................................... 2,731 215
Ameriprise Financial, Inc. ................................................. 465 228
Aon PLC , Class A ...................................................... 1,063 379
Apollo Global Management, Inc. ............................................ 2,269 302
Arch Capital Group Ltd. .................................................. 1,833 166
Arthur J. Gallagher & Co. ................................................. 1,264 392
Assurant, Inc. ......................................................... 249 54
Bank of America Corp. ................................................... 33,598 1,733
Berkshire Hathaway, Inc. , Class B (a) ......................................... 9,041 4,545
BlackRock, Inc. ........................................................ 710 828
Blackstone, Inc. ........................................................ 3,634 621
Block, Inc. (a) .......................................................... 2,710 196
Brown & Brown, Inc. .................................................... 1,445 136
Capital One Financial Corp. ............................................... 3,153 670
Cboe Global Markets, Inc. ................................................ 516 127
Chubb Ltd. ........................................................... 1,828 516
Cincinnati Financial Corp. ................................................ 771 122
Citigroup, Inc. ......................................................... 9,076 921
Citizens Financial Group, Inc. .............................................. 2,127 113
CME Group, Inc. ....................................................... 1,777 480
Coinbase Global, Inc. , Class A (a) ........................................... 1,115 376
Erie Indemnity Co. , Class A ............................................... 125 40
Everest Group Ltd. ...................................................... 207 73
FactSet Research Systems, Inc. ............................................. 186 53

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Fidelity National Information Services, Inc. .................................... 2,576 $ 170
Fifth Third Bancorp ..................................................... 3,263 145
Fiserv, Inc. (a) .......................................................... 2,680 346
Franklin Resources, Inc. .................................................. 1,510 35
Global Payments, Inc. .................................................... 1,196 99
Globe Life, Inc. ........................................................ 399 57
Huntington Bancshares, Inc. ............................................... 7,227 125
Interactive Brokers Group, Inc. ............................................. 2,195 151
Intercontinental Exchange, Inc. ............................................. 2,822 475
Invesco Ltd. ........................................................... 2,199 50
Jack Henry & Associates, Inc. .............................................. 359 53
JPMorgan Chase & Co. .................................................. 13,558 4,277
KeyCorp ............................................................. 4,595 86
KKR & Co., Inc. ....................................................... 3,382 439
Loews Corp. .......................................................... 839 84
M&T Bank Corp. ....................................................... 770 152
Marsh & McLennan Cos., Inc. ............................................. 2,424 489
Mastercard, Inc. , Class A ................................................. 4,070 2,315
MetLife, Inc. .......................................................... 2,754 227
Moody's Corp. ......................................................... 761 363
Morgan Stanley ........................................................ 5,982 951
MSCI, Inc. ........................................................... 381 216
Nasdaq, Inc. .......................................................... 2,235 198
Northern Trust Corp. .................................................... 943 127
PayPal Holdings, Inc. (a) .................................................. 4,710 316
Principal Financial Group, Inc. ............................................. 999 83
Prudential Financial, Inc. ................................................. 1,736 180
Raymond James Financial, Inc. ............................................. 875 151
Regions Financial Corp. .................................................. 4,399 116
Robinhood Markets, Inc. , Class A (a) ......................................... 3,814 546
S&P Global, Inc. ....................................................... 1,541 750
State Street Corp. ....................................................... 1,399 162
Synchrony Financial ..................................................... 1,834 130
T. Rowe Price Group, Inc. ................................................. 1,083 111
The Allstate Corp. ...................................................... 1,299 279
The Bank of New York Mellon Corp. ......................................... 3,477 379
The Charles Schwab Corp. ................................................ 8,413 803
The Goldman Sachs Group, Inc. ............................................ 1,493 1,189
The Hartford Insurance Group, Inc. .......................................... 1,386 185
The PNC Financial Services Group, Inc. ...................................... 1,942 390
The Progressive Corp. ................................................... 2,890 714
The Travelers Cos., Inc. .................................................. 1,110 310
Truist Financial Corp. .................................................... 6,358 291
U.S. Bancorp .......................................................... 7,673 371
Visa, Inc. , Class A ...................................................... 8,375 2,859
W.R. Berkley Corp. ..................................................... 1,477 113
Wells Fargo & Co. ...................................................... 15,794 1,324
Willis Towers Watson PLC ................................................ 481 166
37,988
Health Care (8.8%):
Abbott Laboratories ..................................................... 8,581 1,149
AbbVie, Inc. .......................................................... 8,710 2,017
Agilent Technologies, Inc. ................................................. 1,401 180
Align Technology, Inc. (a) ................................................. 332 42
Amgen, Inc. ........................................................... 2,654 749
Baxter International, Inc. ................................................. 2,532 58
Becton Dickinson & Co. .................................................. 1,413 264
Biogen, Inc. (a) ......................................................... 723 101
Bio-Techne Corp. ....................................................... 773 43
Boston Scientific Corp. (a) ................................................. 7,306 713
Bristol-Myers Squibb Co. ................................................. 10,036 453
Cardinal Health, Inc. .................................................... 1,177 185
Cencora, Inc. .......................................................... 956 299

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Centene Corp. (a) ....................................................... 2,300 $ 82
Charles River Laboratories International, Inc. (a) ................................. 243 38
CVS Health Corp. ...................................................... 6,253 471
Danaher Corp. ......................................................... 3,142 623
DaVita, Inc. (a) ......................................................... 176 23
Dexcom, Inc. (a) ........................................................ 1,933 130
Edwards Lifesciences Corp. (a) ............................................. 2,895 225
Elevance Health, Inc. .................................................... 1,110 359
Eli Lilly & Co. ......................................................... 3,920 2,991
GE HealthCare Technologies, Inc. ........................................... 2,251 169
Gilead Sciences, Inc. .................................................... 6,118 679
HCA Healthcare, Inc. .................................................... 808 344
Henry Schein, Inc. (a) .................................................... 508 34
Hologic, Inc. (a) ........................................................ 1,097 74
Humana, Inc. .......................................................... 593 154
IDEXX Laboratories, Inc. (a) ............................................... 394 252
Incyte Corp. (a) ......................................................... 809 69
Insulet Corp. (a) ........................................................ 347 107
Intuitive Surgical, Inc. (a) ................................................. 1,767 790
IQVIA Holdings, Inc. (a) .................................................. 838 159
Johnson & Johnson ..................................................... 11,874 2,202
Labcorp Holdings, Inc. ................................................... 410 118
McKesson Corp. ....................................................... 613 474
Medtronic PLC ........................................................ 6,317 602
Merck & Co., Inc. ...................................................... 12,315 1,034
Mettler-Toledo International, Inc. (a) ......................................... 102 125
Moderna, Inc. (a) ....................................................... 1,707 44
Molina Healthcare, Inc. (a) ................................................ 267 51
Pfizer, Inc. ............................................................ 28,032 714
Quest Diagnostics, Inc. ................................................... 551 105
Regeneron Pharmaceuticals, Inc. ............................................ 502 282
ResMed, Inc. .......................................................... 722 198
Revvity, Inc. .......................................................... 572 50
Solventum Corp. (a) ..................................................... 727 53
STERIS PLC .......................................................... 486 120
Stryker Corp. .......................................................... 1,696 627
The Cigna Group ....................................................... 1,316 379
The Cooper Cos., Inc. (a) .................................................. 984 67
Thermo Fisher Scientific, Inc. .............................................. 1,862 903
UnitedHealth Group, Inc. ................................................. 4,465 1,542
Universal Health Services, Inc. , Class B ....................................... 278 57
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,264 495
Viatris, Inc. ........................................................... 5,748 57
Waters Corp. (a) ........................................................ 293 88
West Pharmaceutical Services, Inc. .......................................... 355 93
Zimmer Biomet Holdings, Inc. ............................................. 977 96
Zoetis, Inc. ........................................................... 2,185 320
24,922
Industrials (8.2%):
3M Co. .............................................................. 2,626 408
A.O. Smith Corp. ....................................................... 563 41
Allegion PLC ......................................................... 423 75
AMETEK, Inc. ........................................................ 1,139 214
Automatic Data Processing, Inc. ............................................ 1,997 586
Axon Enterprise, Inc. (a) .................................................. 387 278
Broadridge Financial Solutions, Inc. ......................................... 577 137
Builders FirstSource, Inc. (a) ............................................... 545 66
C.H. Robinson Worldwide, Inc. ............................................. 582 77
Carrier Global Corp. ..................................................... 3,944 235
Caterpillar, Inc. ........................................................ 2,310 1,102
Cintas Corp. .......................................................... 1,689 347
Copart, Inc. (a) ......................................................... 4,386 197
CSX Corp. ............................................................ 9,192 326

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Cummins, Inc. ......................................................... 679 $ 287
Dayforce, Inc. (a) ....................................................... 787 54
Deere & Co. .......................................................... 1,242 568
Delta Air Lines, Inc. ..................................................... 3,198 181
Dover Corp. ........................................................... 676 113
Eaton Corp. PLC ....................................................... 1,919 718
EMCOR Group, Inc. .................................................... 221 144
Emerson Electric Co. .................................................... 2,775 364
Equifax, Inc. .......................................................... 610 156
Expeditors International of Washington, Inc. .................................... 669 82
Fastenal Co. ........................................................... 5,658 277
FedEx Corp. .......................................................... 1,070 252
Fortive Corp. .......................................................... 1,668 82
GE Vernova, Inc. ....................................................... 1,342 825
Generac Holdings, Inc. (a) ................................................. 289 48
General Dynamics Corp. .................................................. 1,245 425
General Electric Co. ..................................................... 5,228 1,573
Honeywell International, Inc. .............................................. 3,130 659
Howmet Aerospace, Inc. .................................................. 1,988 390
Hubbell, Inc. .......................................................... 262 113
Huntington Ingalls Industries, Inc. ........................................... 193 56
IDEX Corp. ........................................................... 371 60
Illinois Tool Works, Inc. .................................................. 1,308 341
Ingersoll Rand, Inc. ..................................................... 1,783 147
J.B. Hunt Transport Services, Inc. ........................................... 377 51
Jacobs Solutions, Inc. .................................................... 589 88
Johnson Controls International PLC .......................................... 3,226 355
L3Harris Technologies, Inc. ............................................... 922 282
Leidos Holdings, Inc. .................................................... 633 120
Lennox International, Inc. ................................................. 158 84
Lockheed Martin Corp. ................................................... 1,013 506
Masco Corp. .......................................................... 1,032 73
Nordson Corp. ......................................................... 265 60
Norfolk Southern Corp. .................................................. 1,106 332
Northrop Grumman Corp. ................................................. 664 405
Old Dominion Freight Line, Inc. ............................................ 912 128
Otis Worldwide Corp. .................................................... 1,935 177
PACCAR, Inc. ......................................................... 2,589 255
Parker-Hannifin Corp. ................................................... 630 478
Paychex, Inc. .......................................................... 1,599 203
Paycom Software, Inc. ................................................... 247 51
Pentair PLC ........................................................... 808 90
Quanta Services, Inc. .................................................... 735 305
Republic Services, Inc. ................................................... 1,001 230
Rockwell Automation, Inc. ................................................ 554 194
Rollins, Inc. ........................................................... 1,386 81
RTX Corp. ............................................................ 6,600 1,104
Snap-on, Inc. .......................................................... 257 89
Southwest Airlines Co. ................................................... 2,589 83
Stanley Black & Decker, Inc. .............................................. 763 57
Textron, Inc. .......................................................... 879 74
The Boeing Co. (a) ...................................................... 3,728 805
Trane Technologies PLC .................................................. 1,097 463
TransDigm Group, Inc. ................................................... 278 366
Uber Technologies, Inc. (a) ................................................ 10,282 1,007
Union Pacific Corp. ..................................................... 2,924 691
United Airlines Holdings, Inc. (a) ............................................ 1,596 154
United Parcel Service, Inc. , Class B .......................................... 3,629 303
United Rentals, Inc. ..................................................... 317 303
Veralto Corp. .......................................................... 1,224 130
Verisk Analytics, Inc. .................................................... 689 173
W.W. Grainger, Inc. ..................................................... 217 207
Waste Management, Inc. .................................................. 1,827 403

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 843 $ 169
Xylem, Inc. ........................................................... 1,200 177
23,310
IT Services (0.9%):
Accenture PLC , Class A .................................................. 3,071 757
Akamai Technologies, Inc. (a) .............................................. 707 54
Cognizant Technology Solutions Corp. , Class A ................................. 2,408 162
EPAM Systems, Inc. (a) ................................................... 275 41
Gartner, Inc. (a) ........................................................ 373 98
GoDaddy, Inc. , Class A (a) ................................................. 683 93
International Business Machines Corp. ........................................ 4,593 1,296
VeriSign, Inc. .......................................................... 414 116
2,617
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 1,097 299
Albemarle Corp. (b) ..................................................... 580 47
Amcor PLC ........................................................... 11,366 93
Avery Dennison Corp. ................................................... 384 62
Ball Corp. ............................................................ 1,342 68
CF Industries Holdings, Inc. ............................................... 799 72
Corteva, Inc. .......................................................... 3,348 226
Dow, Inc. ............................................................ 3,495 80
DuPont de Nemours, Inc. ................................................. 2,064 161
Eastman Chemical Co. ................................................... 566 36
Ecolab, Inc. ........................................................... 1,259 345
Freeport-McMoRan, Inc. ................................................. 7,079 278
International Flavors & Fragrances, Inc. ....................................... 1,264 78
International Paper Co. ................................................... 2,603 121
Linde PLC ............................................................ 2,312 1,098
LyondellBasell Industries NV , Class A ........................................ 1,269 62
Martin Marietta Materials, Inc. ............................................. 297 187
Newmont Corp. ........................................................ 5,416 457
Nucor Corp. ........................................................... 1,132 153
Packaging Corp. of America ............................................... 441 96
PPG Industries, Inc. ..................................................... 1,113 117
Smurfit WestRock PLC ................................................... 2,574 109
Steel Dynamics, Inc. ..................................................... 682 95
The Mosaic Co. ........................................................ 1,565 54
The Sherwin-Williams Co. ................................................ 1,143 396
Vulcan Materials Co. .................................................... 651 200
4,990
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc. ......................................... 767 64
American Tower Corp. ................................................... 2,309 444
AvalonBay Communities, Inc. .............................................. 701 135
BXP, Inc. ............................................................. 726 54
Camden Property Trust ................................................... 527 56
CBRE Group, Inc. , Class A (a) .............................................. 1,445 228
CoStar Group, Inc. (a) .................................................... 2,089 176
Crown Castle, Inc. ...................................................... 2,147 207
Digital Realty Trust, Inc. .................................................. 1,581 273
Equinix, Inc. .......................................................... 483 378
Equity Residential ...................................................... 1,713 111
Essex Property Trust, Inc. ................................................. 318 85
Extra Space Storage, Inc. ................................................. 1,047 148
Federal Realty Investment Trust ............................................ 387 39
Healthpeak Properties, Inc. ................................................ 3,426 66
Host Hotels & Resorts, Inc. ................................................ 3,153 54
Invitation Homes, Inc. ................................................... 2,781 82
Iron Mountain, Inc. ..................................................... 1,456 148
Kimco Realty Corp. ..................................................... 3,339 73
Mid-America Apartment Communities, Inc. .................................... 577 81

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Prologis, Inc. .......................................................... 4,576 $ 524
Public Storage ......................................................... 779 225
Realty Income Corp. .................................................... 4,508 274
Regency Centers Corp. ................................................... 806 59
SBA Communications Corp. ............................................... 529 102
Simon Property Group, Inc. ............................................... 1,610 302
UDR, Inc. ............................................................ 1,487 55
Ventas, Inc. ........................................................... 2,241 157
VICI Properties, Inc. .................................................... 5,258 172
Welltower, Inc. ......................................................... 3,298 588
Weyerhaeuser Co. ...................................................... 3,557 88
5,448
Semiconductors & Semiconductor Equipment (13.6%):
Advanced Micro Devices, Inc. (a) ............................................ 8,001 1,295
Analog Devices, Inc. .................................................... 2,447 601
Applied Materials, Inc. ................................................... 3,957 810
Broadcom, Inc. ........................................................ 23,190 7,651
First Solar, Inc. (a) ...................................................... 529 117
Intel Corp. (a) .......................................................... 21,581 724
KLA Corp. ........................................................... 651 702
Lam Research Corp. ..................................................... 6,240 836
Microchip Technology, Inc. ................................................ 2,661 171
Micron Technology, Inc. .................................................. 5,518 923
Monolithic Power Systems, Inc. ............................................ 236 217
NVIDIA Corp. ......................................................... 120,303 22,446
NXP Semiconductors NV ................................................. 1,243 283
ON Semiconductor Corp. (a) ............................................... 2,016 99
QUALCOMM, Inc. ..................................................... 5,318 885
Skyworks Solutions, Inc. ................................................. 732 56
Teradyne, Inc. ......................................................... 784 108
Texas Instruments, Inc. ................................................... 4,482 823
38,747
Software (11.3%):
Adobe, Inc. (a) ......................................................... 2,092 738
AppLovin Corp. , Class A (a) ............................................... 1,334 959
Autodesk, Inc. (a) ....................................................... 1,055 335
Cadence Design Systems, Inc. (a) ............................................ 1,344 472
Corpay, Inc. (a) ......................................................... 348 100
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,229 603
Datadog, Inc. , Class A (a) ................................................. 1,594 227
Fair Isaac Corp. (a) ...................................................... 118 177
Fortinet, Inc. (a) ........................................................ 3,211 270
Gen Digital, Inc. ....................................................... 2,763 78
Intuit, Inc. ............................................................ 1,375 939
Microsoft Corp. ........................................................ 36,649 18,982
Oracle Corp. .......................................................... 8,171 2,298
Palantir Technologies, Inc. , Class A (a) ........................................ 11,213 2,046
Palo Alto Networks, Inc. (a) ................................................ 3,293 671
PTC, Inc. (a) ........................................................... 591 120
Roper Technologies, Inc. .................................................. 531 265
Salesforce, Inc. ........................................................ 4,714 1,117
ServiceNow, Inc. (a) ..................................................... 1,026 944
Synopsys, Inc. (a) ....................................................... 912 450
Tyler Technologies, Inc. (a) ................................................ 213 111
Workday, Inc. , Class A (a) ................................................. 1,065 256
32,158
Technology Hardware, Storage & Peripherals (7.0%):
Apple, Inc. ........................................................... 73,170 18,631
Dell Technologies, Inc. , Class C ............................................ 1,495 212
Hewlett Packard Enterprise Co. ............................................. 6,470 159
HP, Inc. .............................................................. 4,631 126
NetApp, Inc. .......................................................... 987 117

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,049 $ 248
Super Micro Computer, Inc. (a) ............................................. 2,472 119
Western Digital Corp. .................................................... 1,710 205
19,817
Utilities (2.3%):
Alliant Energy Corp. .................................................... 1,267 85
Ameren Corp. ......................................................... 1,333 139
American Electric Power Co., Inc. ........................................... 2,637 297
American Water Works Co., Inc. ............................................ 962 134
Atmos Energy Corp. ..................................................... 791 135
CenterPoint Energy, Inc. .................................................. 3,219 125
CMS Energy Corp. ...................................................... 1,476 108
Consolidated Edison, Inc. ................................................. 1,778 179
Constellation Energy Corp. ................................................ 1,540 507
Dominion Energy, Inc. ................................................... 4,208 257
DTE Energy Co. ....................................................... 1,023 145
Duke Energy Corp. ...................................................... 3,834 474
Edison International ..................................................... 1,897 105
Entergy Corp. ......................................................... 2,201 205
Evergy, Inc. ........................................................... 1,135 86
Eversource Energy ...................................................... 1,830 130
Exelon Corp. .......................................................... 4,980 224
FirstEnergy Corp. ....................................................... 2,562 117
NextEra Energy, Inc. .................................................... 10,153 766
NiSource, Inc. ......................................................... 2,322 101
NRG Energy, Inc. ....................................................... 954 155
PG&E Corp. .......................................................... 10,836 163
Pinnacle West Capital Corp. ............................................... 589 53
PPL Corp. ............................................................ 3,646 136
Public Service Enterprise Group, Inc. ......................................... 2,461 205
Sempra .............................................................. 3,217 290
The AES Corp. ........................................................ 3,511 46
The Southern Co. ....................................................... 5,424 514
Vistra Corp. ........................................................... 1,570 308
WEC Energy Group, Inc. ................................................. 1,587 182
Xcel Energy, Inc. ....................................................... 2,916 235
6,606
Total Common Stocks (Cost $40,235)
a
a
a
281,258
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (d) ........ 26,825 26
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (d) ............ 26,825 27
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (d) ............... 26,825 27
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (d) . 26,825 27
Total Collateral for Securities Loaned (Cost $107)
a
a
a
107
Total Investments (Cost $40,342) — 99.0% 281,365
Other assets in excess of liabilities —  1.0% 2,817
NET ASSETS - 100.00% $ 284,182
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 9 12/19/25 $ 3,009 $ 3,033 $ 24
Total unrealized appreciation $ 24
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 24

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund (Also known as Victory Mid-Cap Core Growth Fund*)

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Communication Services (3.0%):
Electronic Arts, Inc. ..................................................... 6,500 $ 1,311
Live Nation Entertainment, Inc.(a) ........................................... 22,644 3,700
ROBLOX Corp., Class A(a) ............................................... 12,200 1,690
Tencent Music Entertainment Group, ADR ..................................... 87,400 2,040
8,741
Consumer Discretionary (11.9%):
Abercrombie & Fitch Co.(a) ............................................... 21,500 1,839
eBay, Inc. ............................................................ 32,200 2,929
Expedia Group, Inc. ..................................................... 23,400 5,002
Life Time Group Holdings, Inc.(a) ........................................... 90,800 2,506
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 161,400 3,975
Ralph Lauren Corp. ..................................................... 13,300 4,170
Ross Stores, Inc. ....................................................... 20,100 3,063
Royal Caribbean Cruises Ltd. .............................................. 14,300 4,627
SharkNinja, Inc.(a) ...................................................... 14,300 1,475
TopBuild Corp.(a) ...................................................... 7,100 2,775
Urban Outfitters, Inc.(a) .................................................. 29,800 2,129
34,490
Consumer Staples (5.0%):
Casey's General Stores, Inc. ............................................... 5,600 3,166
Church & Dwight Co., Inc. ................................................ 32,700 2,866
Ingredion, Inc. ......................................................... 26,700 3,260
Performance Food Group Co.(a) ............................................ 32,400 3,371
Post Holdings, Inc.(a) .................................................... 15,300 1,644
14,307
Energy (6.3%):
Archrock, Inc. ......................................................... 60,500 1,592
Baker Hughes Co. ...................................................... 83,900 4,087
Cheniere Energy, Inc. .................................................... 16,600 3,901
Diamondback Energy, Inc. ................................................ 16,200 2,318
TechnipFMC PLC ...................................................... 45,500 1,795
Valero Energy Corp. ..................................................... 26,100 4,444
18,137
Financials (19.9%):
Affiliated Managers Group, Inc. ............................................ 18,200 4,339
Ameriprise Financial, Inc. ................................................. 7,500 3,684
Arch Capital Group Ltd. .................................................. 27,200 2,468
Assurant, Inc. ......................................................... 8,000 1,733
BGC Group, Inc., Class A ................................................. 327,100 3,094
Brown & Brown, Inc. .................................................... 28,600 2,682
Coinbase Global, Inc., Class A(a) ........................................... 2,200 742
Corebridge Financial, Inc. ................................................. 112,200 3,596
Evercore, Inc. ......................................................... 11,000 3,711
FirstCash Holdings, Inc. .................................................. 20,700 3,279
Globe Life, Inc. ........................................................ 19,700 2,817
Interactive Brokers Group, Inc. ............................................. 45,800 3,152
MSCI, Inc. ........................................................... 4,700 2,667
Raymond James Financial, Inc. ............................................. 28,700 4,954
Robinhood Markets, Inc., Class A(a) ......................................... 17,700 2,534
The Bank of New York Mellon Corp. ......................................... 54,800 5,971
The Hartford Insurance Group, Inc. .......................................... 19,400 2,588
W.R. Berkley Corp. ..................................................... 47,100 3,609
57,620
Health Care (12.1%):
Addus HomeCare Corp.(a) ................................................ 11,300 1,333
BioMarin Pharmaceutical, Inc.(a) ........................................... 29,600 1,603
BrightSpring Health Services, Inc.(a) ......................................... 123,300 3,645
Cencora, Inc. .......................................................... 13,900 4,344
Halozyme Therapeutics, Inc.(a) ............................................. 68,500 5,024

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund (Also known as Victory Mid-Cap Core Growth Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
HCA Healthcare, Inc. .................................................... 12,400 $ 5,285
McKesson Corp. ....................................................... 4,300 3,322
ResMed, Inc. .......................................................... 17,200 4,708
The Ensign Group, Inc. ................................................... 11,800 2,038
Universal Health Services, Inc., Class B ....................................... 18,400 3,762
35,064
Industrials (15.3%):
Comfort Systems USA, Inc. ............................................... 5,600 4,621
EMCOR Group, Inc. .................................................... 5,700 3,702
ExlService Holdings, Inc.(a) ............................................... 65,200 2,871
Federal Signal Corp. ..................................................... 35,100 4,177
Griffon Corp. .......................................................... 37,900 2,886
GXO Logistics, Inc.(a) ................................................... 54,000 2,856
Howmet Aerospace, Inc. .................................................. 25,200 4,945
Quanta Services, Inc. .................................................... 13,800 5,719
Trane Technologies PLC .................................................. 8,700 3,671
Verisk Analytics, Inc. .................................................... 15,400 3,873
Vertiv Holdings Co., Class A ............................................... 31,900 4,813
44,134
Information Technology (11.9%):
Alkami Technology, Inc.(a) ................................................ 55,400 1,376
Amphenol Corp., Class A ................................................. 25,940 3,210
Autodesk, Inc.(a) ....................................................... 9,000 2,859
Clear Secure, Inc., Class A ................................................ 84,100 2,807
CyberArk Software Ltd.(a) ................................................ 7,400 3,575
Fabrinet(a) ............................................................ 5,200 1,896
Gen Digital, Inc. ....................................................... 122,100 3,467
Intapp, Inc.(a) ......................................................... 30,500 1,248
Jabil, Inc. ............................................................ 19,700 4,278
Monolithic Power Systems, Inc. ............................................ 4,400 4,051
Tyler Technologies, Inc.(a) ................................................ 7,400 3,871
Zscaler, Inc.(a) ......................................................... 5,500 1,648
34,286
Materials (1.5%):
Avery Dennison Corp. ................................................... 15,500 2,514
Royal Gold, Inc. ........................................................ 8,600 1,725
4,239
Real Estate (7.1%):
CBRE Group, Inc., Class A(a) .............................................. 24,900 3,923
Digital Realty Trust, Inc. .................................................. 18,100 3,129
Sabra Health Care REIT, Inc. .............................................. 88,100 1,642
SBA Communications Corp. ............................................... 14,503 2,804
Sun Communities, Inc. ................................................... 25,416 3,279
Ventas, Inc. ........................................................... 35,100 2,457
VICI Properties, Inc. .................................................... 104,400 3,404
20,638
Utilities (4.0%):
Atmos Energy Corp. ..................................................... 20,800 3,552
NiSource, Inc. ......................................................... 68,800 2,979
PPL Corp. ............................................................ 88,200 3,277
Vistra Corp. ........................................................... 8,200 1,607
11,415
Total Common Stocks (Cost $215,809)
a
a
a
283,071
Exchange-Traded Funds (1.4%)

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund (Also known as Victory Mid-Cap Core Growth Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
* Effective at the start of business on November 1, 2025, the Fund name will change to Victory Mid-Cap Core Growth Fund.
Security Description Shares
a
Value
(000)
SPDR S&P MidCap 400 ETF Trust .......................................... 7,100 $ 4,232
Total Exchange-Traded Funds (Cost $4,104)
a
a
a
4,232
Total Investments (Cost $219,913) — 99.4% 287,303
Other assets in excess of liabilities —  0.6% 1,613
NET ASSETS - 100.00% $ 288,916
At September 30, 2025, the Fund's investments in foreign securities were 5.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (4.1%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 21,747 $ 1,006
Financials (1.1%):
ANZ Group Holdings Ltd. ................................................ 81,036 1,779
QBE Insurance Group Ltd. ................................................ 59,555 810
2,589
Industrials (0.9%):
Brambles Ltd. ......................................................... 61,765 1,013
Qantas Airways Ltd. ..................................................... 159,858 1,155
2,168
Materials (1.0%):
Northern Star Resources Ltd. .............................................. 91,764 1,433
Rio Tinto Ltd. ......................................................... 14,139 1,140
2,573
Real Estate (0.7%):
Charter Hall Group ...................................................... 62,392 937
Goodman Group ....................................................... 33,964 736
1,673
10,009
Belgium (1.1%):
Consumer Staples (0.8%):
Anheuser-Busch InBev SA ................................................ 33,227 1,986
Materials (0.3%):
Titan SA ............................................................. 19,281 790
2,776
Brazil (1.5%):
Consumer Staples (0.3%):
Raia Drogasil SA ....................................................... 228,500 791
Energy (0.3%):
PRIO SA (a) ........................................................... 86,200 618
Financials (0.4%):
Banco Bradesco SA , Preference Shares ....................................... 267,400 889
Health Care (0.3%):
Rede D'Or Sao Luiz SA (b) ................................................ 104,531 826
Utilities (0.2%):
Equatorial Energia SA ................................................... 85,100 591
3,715
Canada (7.4%):
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 11,787 681
Energy (0.9%):
Headwater Exploration, Inc. ............................................... 126,734 684
Suncor Energy, Inc. ..................................................... 19,608 821
Whitecap Resources, Inc. ................................................. 103,955 793
2,298
Financials (2.8%):
Bank of Montreal ....................................................... 8,183 1,066
Brookfield Corp. ....................................................... 11,410 783
Canadian Imperial Bank of Commerce (c) ...................................... 18,955 1,515
Fairfax Financial Holdings Ltd. ............................................. 1,112 1,946
Royal Bank of Canada ................................................... 10,160 1,498
6,808
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 40,087 1,038

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 21,355 $ 992
2,030
Information Technology (0.9%):
Celestica, Inc. (a) ....................................................... 6,132 1,509
Shopify, Inc. , Class A (a) .................................................. 5,343 794
2,303
Materials (1.7%):
Dpm Metals, Inc. ....................................................... 83,012 1,841
Lundin Mining Corp. .................................................... 91,708 1,368
Nutrien Ltd. ........................................................... 14,508 852
4,061
18,181
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 262,887 749
China (8.8%):
Communication Services (2.3%):
Kanzhun Ltd. , ADR ..................................................... 30,337 709
Kuaishou Technology , Class W (b) ........................................... 82,800 895
Tencent Holdings Ltd. ................................................... 48,900 4,167
5,771
Consumer Discretionary (3.0%):
Alibaba Group Holding Ltd. , Class W ........................................ 202,000 4,518
BYD Co. Ltd. ......................................................... 70,500 996
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 90,800 915
Pop Mart International Group Ltd. (b) ......................................... 25,800 884
7,313
Consumer Staples (0.5%):
JD Health International, Inc. (a) (b) ........................................... 86,000 732
Tingyi Cayman Islands Holding Corp. ........................................ 336,000 449
1,181
Financials (1.8%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,306,000 879
Bank of China Ltd. , Class H ............................................... 1,825,275 998
China Construction Bank Corp. , Class H ...................................... 1,065,000 1,021
PICC Property & Casualty Co. Ltd. , Class H ................................... 648,000 1,462
4,360
Health Care (0.3%):
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 52,200 799
Information Technology (0.3%):
Xiaomi Corp. , Class W (a) (b) ............................................... 97,400 677
Materials (0.6%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 360,000 1,505
21,606
Denmark (0.8%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 7,591 992
Health Care (0.4%):
Genmab A/S (a) ........................................................ 3,499 1,080
2,072
France (6.6%):
Communication Services (1.0%):
Orange SA ............................................................ 75,098 1,218
Publicis Groupe SA ..................................................... 11,400 1,097
2,315

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Energy (0.5%):
Technip Energies NV .................................................... 27,477 $ 1,297
Financials (0.9%):
AXA SA ............................................................. 19,521 936
BNP Paribas SA ........................................................ 14,924 1,365
2,301
Health Care (0.7%):
BioMerieux ........................................................... 7,330 984
Ipsen SA ............................................................. 5,900 792
1,776
Industrials (2.0%):
Cie de Saint-Gobain SA .................................................. 9,508 1,030
Eiffage SA ............................................................ 5,867 752
Schneider Electric SE .................................................... 8,263 2,325
SPIE SA ............................................................. 16,319 882
4,989
Information Technology (0.3%):
Capgemini SE ......................................................... 5,510 804
Materials (0.0%):(d)
Arkema SA ........................................................... 624 39
Real Estate (0.4%):
Klepierre SA .......................................................... 21,423 836
Utilities (0.8%):
Engie SA ............................................................. 43,133 927
Veolia Environnement SA ................................................. 29,822 1,017
1,944
16,301
Germany (5.6%):
Consumer Staples (0.5%):
Henkel AG & Co. KGaA , Preference Shares .................................... 15,078 1,216
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,554 1,074
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,512 1,604
2,678
Health Care (0.3%):
Fresenius Medical Care AG ............................................... 12,964 685
Industrials (2.2%):
GEA Group AG ........................................................ 10,508 777
Siemens AG , Registered Shares ............................................. 13,127 3,544
Siemens Energy AG (a) ................................................... 10,449 1,228
5,549
Information Technology (0.8%):
SAP SE .............................................................. 7,103 1,902
Materials (0.3%):
Evonik Industries AG .................................................... 41,836 727
Utilities (0.4%):
E.ON SE ............................................................. 57,182 1,077
13,834
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 74,807 1,089
Hong Kong (1.4%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd. ........................................... 161,000 885

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Financials (0.9%):
BOC Hong Kong Holdings Ltd. ............................................ 253,000 $ 1,185
Hong Kong Exchanges & Clearing Ltd. ....................................... 16,600 943
2,128
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 610,000 545
3,558
India (3.9%):
Consumer Discretionary (0.3%):
Mahindra & Mahindra Ltd. ................................................ 18,815 726
Energy (0.6%):
Reliance Industries Ltd. .................................................. 94,202 1,447
Financials (1.2%):
ICICI Bank Ltd. ........................................................ 98,254 1,489
Nippon Life India Asset Management Ltd. (b) ................................... 88,690 868
Power Finance Corp. Ltd. ................................................. 155,931 720
3,077
Industrials (0.3%):
Adani Ports & Special Economic Zone Ltd. .................................... 47,456 750
Information Technology (0.5%):
Infosys Ltd. ........................................................... 39,437 642
Persistent Systems Ltd. ................................................... 9,814 534
1,176
Materials (0.4%):
Hindalco Industries Ltd. .................................................. 120,348 1,033
Real Estate (0.2%):
Oberoi Realty Ltd. ...................................................... 25,098 447
Utilities (0.4%):
Power Grid Corp. of India Ltd. ............................................. 283,154 894
9,550
Ireland (1.0%):
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 63,245 1,047
Industrials (0.6%):
AerCap Holdings NV .................................................... 11,915 1,442
2,489
Italy (1.5%):
Consumer Discretionary (0.9%):
Ferrari NV ............................................................ 2,029 984
PRADA SpA .......................................................... 197,200 1,187
2,171
Financials (0.3%):
Banca Mediolanum SpA .................................................. 43,852 881
Information Technology (0.3%):
Reply SpA ............................................................ 4,767 680
3,732
Japan (15.1%):
Communication Services (0.7%):
Konami Group Corp. .................................................... 11,100 1,601
Consumer Discretionary (3.0%):
Asics Corp. ........................................................... 43,300 1,133
Sony Group Corp. ...................................................... 82,900 2,384
Sumitomo Electric Industries Ltd. ........................................... 49,700 1,414
Suzuki Motor Corp. ..................................................... 61,800 900

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Toyota Motor Corp. ..................................................... 86,800 $ 1,667
7,498
Consumer Staples (1.1%):
Asahi Group Holdings Ltd. ................................................ 60,500 725
MatsukiyoCocokara & Co. ................................................ 54,600 1,108
Toyo Suisan Kaisha Ltd. .................................................. 10,800 772
2,605
Financials (2.7%):
Mizuho Financial Group, Inc. .............................................. 56,410 1,896
ORIX Corp. ........................................................... 34,900 916
Sony Financial Holdings, Inc. (a) ............................................ 82,900 92
Sumitomo Mitsui Financial Group, Inc. ....................................... 89,875 2,529
Tokio Marine Holdings, Inc. ............................................... 28,700 1,215
6,648
Health Care (0.9%):
Otsuka Holdings Co. Ltd. ................................................. 22,100 1,179
Shionogi & Co. Ltd. ..................................................... 63,700 1,122
2,301
Industrials (3.2%):
Central Japan Railway Co. ................................................ 44,700 1,282
Fujikura Ltd. .......................................................... 19,300 1,888
ITOCHU Corp. ........................................................ 34,700 1,975
Komatsu Ltd. .......................................................... 30,000 1,045
Obayashi Corp. ........................................................ 54,000 886
Recruit Holdings Co. Ltd. ................................................. 13,200 710
7,786
Information Technology (2.9%):
Disco Corp. ........................................................... 2,900 909
Ibiden Co. Ltd. ......................................................... 21,600 1,307
NEC Corp. ........................................................... 85,300 2,731
SCREEN Holdings Co. Ltd. ............................................... 12,800 1,160
Yokogawa Electric Corp. ................................................. 40,200 1,154
7,261
Materials (0.3%):
Asahi Kasei Corp. ...................................................... 97,400 766
Real Estate (0.3%):
Daiwa House Industry Co. Ltd. ............................................. 23,200 833
37,299
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 23,721 856
Mexico (1.1%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 67,796 711
Energy (0.3%):
Vista Energy SAB de CV , ADR (a) ........................................... 20,394 701
Financials (0.5%):
Gentera SAB de CV ..................................................... 455,192 1,181
2,593
Netherlands (3.4%):
Consumer Discretionary (0.8%):
Prosus NV (a) .......................................................... 28,369 2,006
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 28,089 1,137
Financials (0.9%):
Euronext NV (b) ........................................................ 8,958 1,341

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
NN Group NV ......................................................... 13,962 $ 984
2,325
Health Care (0.4%):
Argenx SE (a) .......................................................... 1,464 1,082
Information Technology (0.8%):
ASML Holding NV ..................................................... 1,955 1,906
8,456
Norway (0.9%):
Energy (0.2%):
Equinor ASA .......................................................... 20,562 502
Materials (0.7%):
Norsk Hydro ASA ...................................................... 252,407 1,717
2,219
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 53,170 1,007
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 8,489 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 220,230 —
—
Saudi Arabia (0.6%):
Communication Services (0.3%):
Etihad Etisalat Co. ...................................................... 38,369 691
Financials (0.3%):
Saudi Awwal Bank ...................................................... 78,861 675
1,366
Singapore (1.6%):
Communication Services (0.6%):
Sea Ltd. , ADR (a) ....................................................... 8,476 1,515
Financials (0.6%):
DBS Group Holdings Ltd. ................................................. 34,580 1,372
Industrials (0.4%):
Singapore Technologies Engineering Ltd. ...................................... 167,200 1,117
4,004
South Africa (0.2%):
Financials (0.2%):
Sanlam Ltd. ........................................................... 117,891 571
South Korea (3.7%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 8,835 634
Financials (1.1%):
DB Insurance Co. Ltd. ................................................... 11,214 1,108
Hana Financial Group, Inc. ................................................ 26,094 1,623
2,731
Industrials (1.0%):
Hanwha Aerospace Co. Ltd. ............................................... 2,486 1,966
Samsung E&A Co. Ltd. .................................................. 30,957 592
2,558
Information Technology (1.3%):
Samsung Electronics Co. Ltd. .............................................. 18,868 1,132

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
SK Hynix, Inc. ......................................................... 7,873 $ 1,952
3,084
9,007
Spain (2.9%):
Energy (0.4%):
Repsol SA ............................................................ 60,887 1,083
Financials (1.9%):
Banco Santander SA ..................................................... 310,962 3,263
Bankinter SA .......................................................... 80,449 1,271
4,534
Utilities (0.6%):
Iberdrola SA .......................................................... 74,715 1,414
7,031
Sweden (1.3%):
Communication Services (0.5%):
Tele2 AB , B Shares ..................................................... 76,445 1,304
Consumer Staples (0.4%):
Essity AB , Class B ...................................................... 36,433 953
Financials (0.4%):
Swedbank AB , A Shares .................................................. 34,400 1,039
3,296
Switzerland (5.9%):
Consumer Staples (0.6%):
Coca-Cola HBC AG (a) ................................................... 27,888 1,316
Financials (1.1%):
UBS Group AG (a) ...................................................... 19,542 804
Zurich Insurance Group AG ............................................... 2,636 1,884
2,688
Health Care (2.4%):
Novartis AG , Registered Shares ............................................. 29,857 3,839
Roche Holding AG ...................................................... 3,549 1,182
Sandoz Group AG ...................................................... 16,172 965
5,986
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 32,894 2,381
Sulzer AG , Registered Shares .............................................. 3,667 625
3,006
Materials (0.6%):
Holcim AG (a) ......................................................... 18,265 1,559
14,555
Taiwan (5.8%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 552,000 779
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 30,194 688
Information Technology (5.2%):
Delta Electronics, Inc. ................................................... 38,000 1,071
Elite Material Co. Ltd. ................................................... 35,000 1,417
Hon Hai Precision Industry Co. Ltd. ......................................... 112,000 800
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 192,000 8,343
Wiwynn Corp. ......................................................... 11,000 1,205
12,836
14,303

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Thailand (0.3%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 71,500 $ 642
United Arab Emirates (0.4%):
Real Estate (0.4%):
Emaar Development PJSC ................................................ 263,687 966
United Kingdom (9.2%):
Communication Services (0.4%):
Informa PLC .......................................................... 79,004 978
Consumer Discretionary (0.3%):
Birkenstock Holding PLC (a) ............................................... 15,776 714
Consumer Staples (0.9%):
Unilever PLC ......................................................... 36,849 2,178
Energy (0.8%):
Harbour Energy PLC .................................................... 266,291 746
Shell PLC ............................................................ 32,600 1,162
1,908
Financials (2.4%):
3i Group PLC ......................................................... 33,642 1,854
Barclays PLC ......................................................... 275,869 1,419
Standard Chartered PLC .................................................. 143,410 2,783
6,056
Health Care (1.4%):
AstraZeneca PLC ....................................................... 16,950 2,596
Hikma Pharmaceuticals PLC ............................................... 32,934 756
3,352
Industrials (1.7%):
International Consolidated Airlines Group SA ................................... 152,075 792
RELX PLC ........................................................... 14,612 698
Rolls-Royce Holdings PLC ................................................ 167,654 2,695
4,185
Information Technology (0.3%):
Softcat PLC ........................................................... 30,442 647
Real Estate (0.3%):
LondonMetric Property PLC ............................................... 283,642 695
Utilities (0.7%):
Drax Group PLC ....................................................... 111,426 1,051
National Grid PLC ...................................................... 54,941 789
1,840
22,553
United States (0.4%):
Health Care (0.4%):
Amrize Ltd. (a) ......................................................... 19,569 957
Total Common Stocks (Cost $172,251) 241,342
Rights (0.0%)(d)
China (0.0%):(d)
Materials (0.0%):(d)
Zijin Mining Group RTS , expiring 10/1/25 (a) ................................... 1,046 7
Total Rights (Cost $–) 7
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares Core MSCI EAFE ETF ............................................. 11,389 994
iShares Core MSCI Emerging Markets ETF .................................... 8,436 556
1,550
Total Exchange-Traded Funds (Cost $1,507) 1,550

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (g) ........ 376,245 $ 377
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (g) ............ 376,245 376
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (g) ............... 376,245 376
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (g) . 376,245 376
Total Collateral for Securities Loaned (Cost $1,505) 1,505
Total Investments (Cost $175,263) — 99.2% 244,404
Other assets in excess of liabilities — 0.8% 1,837
NET ASSETS - 100.00% $ 246,241
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$7,937 (thousands) and amounted to 3.2% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2025 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(g) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (5.5%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd. (a) ........................................................ 355,706 $ 27,291
Energy (0.3%):
Paladin Energy Ltd. (a) (b) ................................................. 2,045,262 11,294
Financials (1.3%):
AMP Ltd. ............................................................ 14,993,679 16,454
Bendigo & Adelaide Bank Ltd. ............................................. 1,857,425 16,046
Magellan Financial Group Ltd. ............................................. 2,920,268 18,528
51,028
Industrials (0.4%):
Ventia Services Group Pty Ltd. ............................................. 5,368,385 18,138
Information Technology (0.3%):
Technology One Ltd. .................................................... 541,886 13,791
Materials (2.0%):
Orica Ltd. ............................................................ 1,417,507 19,790
Ramelius Resources Ltd. ................................................. 15,970,834 40,668
Sandfire Resources Ltd. (b) ................................................ 2,146,226 20,238
80,696
Real Estate (0.5%):
Charter Hall Group ...................................................... 1,451,049 21,803
224,041
Austria (0.3%):
Industrials (0.3%):
Do Co. AG ........................................................... 53,940 14,082
Belgium (0.5%):
Consumer Staples (0.3%):
Colruyt Group NV ...................................................... 300,727 11,853
Materials (0.2%):
Umicore SA ........................................................... 531,155 9,483
21,336
Canada (11.2%):
Communication Services (0.5%):
IMAX Corp. (b) ........................................................ 688,483 22,548
Consumer Discretionary (0.8%):
Aritzia, Inc. (b) ......................................................... 268,395 16,237
BRP, Inc. ............................................................. 40,229 2,446
Gildan Activewear, Inc. .................................................. 252,756 14,604
33,287
Energy (2.3%):
Enerflex Ltd. .......................................................... 1,483,515 16,003
Headwater Exploration, Inc. ............................................... 3,018,332 16,290
NuVista Energy Ltd. (b) ................................................... 1,391,762 16,083
Vermilion Energy, Inc. (a) ................................................. 1,715,920 13,404
Whitecap Resources, Inc. (a) ............................................... 4,001,451 30,539
92,319
Health Care (0.0%):(c)
Tilray Brands, Inc. (a) (b) .................................................. 2 — (d)
Industrials (1.5%):
Bird Construction, Inc. ................................................... 312,536 6,779
Bombardier, Inc. , Class B (b) ............................................... 84,114 11,789
Finning International, Inc. ................................................. 638,797 29,679
MDA Space Ltd. (b) ..................................................... 511,051 12,729
60,976

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Information Technology (1.6%):
Celestica, Inc. (b) ....................................................... 207,477 $ 51,064
Kinaxis, Inc. (b) ........................................................ 118,796 15,337
66,401
Materials (3.4%):
Agnico Eagle Mines Ltd. ................................................. 1 — (d)
Dpm Metals, Inc. ....................................................... 2,356,712 52,249
Lundin Gold, Inc. ....................................................... 295,495 19,148
Methanex Corp. ........................................................ 513,101 20,403
OceanaGold Corp. ...................................................... 2,196,325 46,894
138,694
Real Estate (0.4%):
Boardwalk Real Estate Investment Trust ...................................... 369,368 18,350
Utilities (0.7%):
Algonquin Power & Utilities Corp. (a) ........................................ 3,128,463 16,817
Boralex, Inc. , Class A .................................................... 539,106 10,527
27,344
459,919
Denmark (3.3%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 107,551 14,064
Consumer Staples (0.4%):
Royal Unibrew A/S ..................................................... 216,068 16,506
Financials (0.5%):
Jyske Bank A/S , Registered Shares .......................................... 194,624 21,736
Health Care (0.7%):
Ascendis Pharma A/S , ADR (b) ............................................. 80,546 16,013
Bavarian Nordic A/S (b) .................................................. 337,382 12,172
28,185
Industrials (1.1%):
FLSmidth & Co. A/S .................................................... 222,783 15,685
ISS A/S .............................................................. 545,896 17,300
ROCKWOOL A/S , Class B ................................................ 318,238 11,866
44,851
Information Technology (0.2%):
Netcompany Group A/S (b) (e) .............................................. 254,118 9,692
135,034
Finland (1.3%):
Health Care (0.6%):
Orion Oyj , Class B ...................................................... 295,392 22,675
Industrials (0.7%):
Konecranes Oyj ........................................................ 354,740 29,365
52,040
France (4.9%):
Energy (0.7%):
Technip Energies NV .................................................... 589,022 27,795
Health Care (0.6%):
Ipsen SA ............................................................. 102,212 13,723
Virbac SACA .......................................................... 26,657 9,880
23,603
Industrials (2.0%):
Eiffage SA ............................................................ 195,618 25,059
Elis SA .............................................................. 871,127 25,141
SPIE SA ............................................................. 575,824 31,126
81,326

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Information Technology (0.4%):
Sopra Steria Group ...................................................... 96,462 $ 18,409
Materials (0.0%):(c)
Arkema SA ........................................................... 15,909 1,009
Real Estate (1.2%):
Covivio SA ........................................................... 269,890 18,188
Klepierre SA .......................................................... 759,529 29,648
47,836
199,978
Germany (6.0%):
Communication Services (1.5%):
CTS Eventim AG & Co. KGaA (a) ........................................... 155,426 15,257
Freenet AG ........................................................... 609,234 19,489
Scout24 SE (e) ......................................................... 207,701 26,055
60,801
Consumer Discretionary (1.1%):
TUI AG (b) ........................................................... 2,445,266 22,309
Zalando SE (b) (e) ....................................................... 688,843 21,137
43,446
Industrials (1.5%):
Bilfinger SE ........................................................... 167,259 18,472
GEA Group AG ........................................................ 194,401 14,371
KION Group AG ....................................................... 189,861 12,880
Nordex SE (a) (b) ....................................................... 626,872 16,099
61,822
Information Technology (1.1%):
Bechtle AG ........................................................... 290,640 13,434
Ionos Group Se (b) ...................................................... 273,465 12,796
SUSS MicroTec SE (a) ................................................... 259,843 9,331
TeamViewer SE (b) (e) .................................................... 989,292 10,101
45,662
Materials (0.2%):
Evonik Industries AG .................................................... 433,744 7,541
Real Estate (0.6%):
TAG Immobilien AG .................................................... 1,430,066 24,738
244,010
Hong Kong (0.8%):
Communication Services (0.3%):
China Ruyi Holdings Ltd. (b) ............................................... 33,628,000 12,819
Health Care (0.5%):
The United Laboratories International Holdings Ltd. .............................. 9,706,000 18,785
31,604
Ireland (0.3%):
Consumer Discretionary (0.3%):
Cairn Homes PLC ...................................................... 4,542,546 10,239
Italy (4.5%):
Consumer Discretionary (0.7%):
De' Longhi SpA ........................................................ 360,755 13,080
Lottomatica Group SpA .................................................. 672,120 18,087
31,167
Financials (1.6%):
Azimut Holding SpA .................................................... 614,271 23,796
Banca Monte dei Paschi di Siena SpA (a) ...................................... 2,285,075 20,330
BPER Banca SpA ....................................................... 1,884,586 20,958
65,084

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Industrials (0.6%):
Maire SpA ............................................................ 1,013,556 $ 15,032
Webuild SpA (a) ........................................................ 2,840,295 11,822
26,854
Information Technology (0.4%):
Reply SpA ............................................................ 110,855 15,822
Materials (0.8%):
Buzzi SpA ............................................................ 579,487 31,929
Utilities (0.4%):
Iren SpA ............................................................. 4,832,746 14,972
185,828
Japan (23.2%):
Communication Services (0.5%):
Anycolor, Inc. ......................................................... 548,800 20,909
Consumer Discretionary (4.7%):
ABC-Mart, Inc. ........................................................ 637,500 12,647
Food & Life Cos. Ltd. ................................................... 388,000 20,258
Kyoritsu Maintenance Co. Ltd. (a) ........................................... 483,100 10,441
NHK Spring Co. Ltd. .................................................... 1,369,100 20,560
Open House Group Co. Ltd. ............................................... 246,500 12,756
PAL GROUP Holdings Co. Ltd. ............................................ 894,500 15,204
Resorttrust, Inc. ........................................................ 1,242,300 15,757
Round One Corp. ....................................................... 1,745,200 15,443
Sankyo Co. Ltd. ........................................................ 1,487,000 25,837
Toyo Tire Corp. ........................................................ 861,200 22,867
Toyoda Gosei Co. Ltd. ................................................... 759,200 18,857
190,627
Consumer Staples (1.9%):
Lion Corp. (a) .......................................................... 1,202,600 12,564
Morinaga Milk Industry Co. Ltd. ............................................ 541,800 12,690
Nissui Corp. .......................................................... 2,647,400 18,655
Sugi Holdings Co. Ltd. ................................................... 549,700 13,257
Toyo Suisan Kaisha Ltd. .................................................. 270,300 19,312
76,478
Financials (1.9%):
Credit Saison Co. Ltd. ................................................... 999,800 26,662
Mebuki Financial Group, Inc. .............................................. 4,969,200 31,662
Yamaguchi Financial Group, Inc. ............................................ 1,713,400 20,805
79,129
Health Care (1.0%):
Santen Pharmaceutical Co. Ltd. ............................................. 1,262,700 14,019
Sawai Group Holdings Co. Ltd. ............................................. 1,029,900 13,995
Tsumura & Co. ........................................................ 435,600 10,692
38,706
Industrials (5.8%):
Ebara Corp. ........................................................... 898,200 20,476
Fuji Corp. ............................................................ 706,400 12,867
GS Yuasa Corp. ........................................................ 904,000 21,359
INFRONEER Holdings, Inc. ............................................... 1,419,300 14,760
Kandenko Co. Ltd. ...................................................... 843,500 23,128
Kinden Corp. .......................................................... 483,200 16,525
Meidensha Corp. ....................................................... 320,100 12,707
Mitsui E S Co. Ltd. ..................................................... 474,500 14,317
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 708,600 16,090
Nitto Boseki Co. Ltd. (a) .................................................. 424,100 18,902
Park24 Co. Ltd. ........................................................ 1,057,700 13,514
Sankyu, Inc. .......................................................... 227,300 12,432
Sanwa Holdings Corp. ................................................... 915,000 26,161

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
SWCC Corp. (a) ........................................................ 288,300 $ 15,146
238,384
Information Technology (3.1%):
Anritsu Corp. .......................................................... 1,085,500 13,817
Azbil Corp. ........................................................... 1,503,900 14,261
BIPROGY, Inc. ........................................................ 348,900 14,235
Dentsu Soken, Inc. ...................................................... 251,000 11,008
Horiba Ltd. ........................................................... 150,100 12,688
Ibiden Co. Ltd. ......................................................... 413,400 25,009
Nippon Electric Glass Co. Ltd. ............................................. 525,400 17,228
Tokyo Seimitsu Co. Ltd. (a) ................................................ 287,900 19,485
127,731
Materials (2.9%):
Daicel Corp. .......................................................... 1,716,400 15,628
Kaneka Corp. .......................................................... 326,800 9,295
Mitsui Kinzoku Co. Ltd. (a) ................................................ 382,400 29,711
Nissan Chemical Corp. ................................................... 492,900 17,856
Sumitomo Bakelite Co. Ltd. ............................................... 420,400 14,081
Taiheiyo Cement Corp. ................................................... 470,100 12,204
Tokyo Ohka Kogyo Co. Ltd. ............................................... 590,300 19,291
118,066
Real Estate (1.1%):
Japan Hotel REIT Investment Corp. .......................................... 16,216 9,776
Tokyo Tatemono Co. Ltd. ................................................. 846,900 16,953
Tokyu Fudosan Holdings Corp. (a) ........................................... 2,371,000 19,600
46,329
Utilities (0.3%):
Kyushu Electric Power Co., Inc. ............................................ 231,400 2,312
Tohoku Electric Power Co., Inc. ............................................ 1,142,800 8,299
10,611
946,970
Luxembourg (0.6%):
Communication Services (0.6%):
Millicom International Cellular SA .......................................... 491,644 23,864
Macau (0.4%):
Consumer Discretionary (0.4%):
MGM China Holdings Ltd. ................................................ 7,937,200 16,924
Netherlands (2.0%):
Financials (1.2%):
ASR Nederland NV ..................................................... 340,369 23,159
Euronext NV (e) ........................................................ 182,021 27,247
50,406
Industrials (0.3%):
Heijmans NV .......................................................... 165,997 11,556
Information Technology (0.5%):
BE Semiconductor Industries NV ........................................... 127,709 19,120
81,082
Norway (0.3%):
Utilities (0.3%):
Scatec ASA (b) (e) ....................................................... 1,174,071 11,595
Singapore (0.8%):
Real Estate (0.8%):
Keppel DC REIT ....................................................... 9,348,600 17,340
UOL Group Ltd. ....................................................... 2,875,500 17,423
34,763

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,124,205 $ 15,907
South Korea (6.3%):
Communication Services (0.4%):
Netmarble Corp. (e) ..................................................... 378,615 16,672
Consumer Discretionary (0.3%):
Silicon2 Co. Ltd. (b) ..................................................... 354,375 11,566
Consumer Staples (0.3%):
Kolmar Korea Co. Ltd. (b) ................................................. 194,577 10,787
Financials (0.6%):
JB Financial Group Co. Ltd. ............................................... 758,366 12,439
KIWOOM Securities Co. Ltd. .............................................. 82,226 14,377
26,816
Health Care (1.4%):
Classys, Inc. .......................................................... 470,747 16,976
Hugel, Inc. (b) ......................................................... 51,574 11,084
PharmaResearch Co. Ltd. ................................................. 68,552 29,470
57,530
Industrials (1.8%):
Hyosung Heavy Industries Corp. ............................................ 27,145 26,050
Hyundai Rotem Co. Ltd. .................................................. 146,187 22,856
Samsung E&A Co. Ltd. .................................................. 570,169 10,902
Sanil Electric Co. Ltd. ................................................... 189,065 14,887
74,695
Information Technology (0.8%):
Isu Petasys Co. Ltd. ..................................................... 335,555 17,123
LEENO Industrial, Inc. ................................................... 405,186 14,900
32,023
Materials (0.7%):
Poongsan Corp. ........................................................ 304,084 27,091
257,180
Spain (3.7%):
Financials (1.9%):
Bankinter SA .......................................................... 3,007,705 47,541
Mapfre SA ............................................................ 6,255,105 29,689
77,230
Industrials (0.3%):
Logista Integral SA ..................................................... 379,279 12,881
Information Technology (0.8%):
Indra Sistemas SA ...................................................... 748,972 33,532
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 1,783,527 27,006
150,649
Sweden (2.0%):
Financials (0.6%):
Avanza Bank Holding AB ................................................. 693,035 25,747
Industrials (1.0%):
Loomis AB ........................................................... 375,475 16,054
NCC AB , Class B ....................................................... 700,861 16,123
Storskogen Group AB , Class B ............................................. 9,268,227 9,472
41,649
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,607,893 15,751
83,147

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Switzerland (7.4%):
Consumer Discretionary (0.6%):
Avolta AG (b) .......................................................... 267,019 $ 14,583
Sportradar Group AG (b) .................................................. 420,258 11,305
25,888
Consumer Staples (0.4%):
Coca-Cola HBC AG (b) ................................................... 380,932 17,969
Financials (1.4%):
Swissquote Group Holding SA , Registered Shares ............................... 81,443 57,299
Health Care (0.8%):
Galenica AG (e) ........................................................ 217,484 23,679
Ypsomed Holding AG , Registered Shares ...................................... 25,132 9,972
33,651
Industrials (2.6%):
Accelleron Industries AG ................................................. 322,015 27,275
Adecco Group AG ...................................................... 469,416 13,227
Belimo Holding AG , Class R .............................................. 13,150 13,833
DKSH Holding AG ..................................................... 169,809 11,558
Kardex Holding AG , Registered Shares ....................................... 29,865 11,672
Sulzer AG , Registered Shares .............................................. 160,201 27,313
104,878
Information Technology (0.6%):
Logitech International SA , Registered Shares ................................... 100,858 11,096
Temenos AG , Registered Shares ............................................ 158,648 12,888
23,984
Real Estate (0.7%):
PSP Swiss Property AG , Registered Shares ..................................... 168,661 29,024
Utilities (0.3%):
BKW AG ............................................................ 55,258 11,854
304,547
United Kingdom (11.8%):
Communication Services (0.4%):
Rightmove PLC ........................................................ 1,546,005 14,762
Consumer Discretionary (1.9%):
Barratt Redrow PLC ..................................................... 2,427,029 12,767
Currys PLC ........................................................... 9,677,791 18,211
Entain PLC ........................................................... 1,601,778 18,928
Inchcape PLC ......................................................... 1,408,491 13,121
Trainline PLC (b) (e) ..................................................... 3,646,413 13,643
76,670
Consumer Staples (0.3%):
Cranswick PLC ........................................................ 207,096 13,998
Energy (0.4%):
Harbour Energy PLC .................................................... 6,286,280 17,611
Financials (2.1%):
Beazley PLC .......................................................... 2,332,094 28,517
ICG PLC ............................................................. 595,493 17,876
OSB Group PLC ....................................................... 2,025,637 15,490
St James's Place PLC .................................................... 1,410,888 24,145
86,028
Health Care (1.1%):
ConvaTec Group PLC (e) ................................................. 4,834,455 15,092
Hikma Pharmaceuticals PLC ............................................... 689,811 15,833
Indivior PLC (b) ........................................................ 531,253 12,809
43,734

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Industrials (2.7%):
Babcock International Group PLC ........................................... 1,834,417 $ 32,997
Balfour Beatty PLC ..................................................... 2,918,987 25,485
easyJet PLC ........................................................... 1,523,147 9,522
IMI PLC ............................................................. 511,481 15,796
JET2 PLC ............................................................ 638,121 12,180
The Weir Group PLC .................................................... 360,163 13,283
109,263
Information Technology (0.6%):
Computacenter PLC ..................................................... 296,991 10,758
Softcat PLC ........................................................... 610,019 12,974
23,732
Materials (0.7%):
Endeavour Mining PLC .................................................. 708,080 29,748
Real Estate (1.2%):
LondonMetric Property PLC ............................................... 7,376,818 18,071
The British Land Co. PLC ................................................ 3,195,281 15,022
Tritax Big Box REIT PLC ................................................. 7,615,208 14,841
47,934
Utilities (0.4%):
Drax Group PLC ....................................................... 1,986,716 18,734
482,214
United States (0.5%):
Consumer Discretionary (0.5%):
Nexteer Automotive Group Ltd. ............................................ 18,960,000 20,806
Total Common Stocks (Cost $2,787,887) 4,007,759
Rights (0.0%)(c)
Singapore (0.0%):(c)
Real Estate (0.0%):(c)
Keppel DC REIT , expiring 10/13/25 (b) ....................................... 747,888 87
Total Rights (Cost $–) 87
Exchange-Traded Funds (0.2%)
United States (0.2%):
Vanguard FTSE Developed Markets ETF ...................................... 137,233 8,223
Total Exchange-Traded Funds (Cost $7,904) 8,223
Collateral for Securities Loaned (2.5%)^
United States (2.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (f) ........ 25,310,993 25,311
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (f) ............ 25,310,993 25,311
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (f) ................ 25,310,993 25,311
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (f) . 25,310,993 25,311
Total Collateral for Securities Loaned (Cost $101,244) 101,244
Total Investments (Cost $2,897,035) — 100.7% 4,117,313
Liabilities in excess of other assets — (0.7)% (27,063)
NET ASSETS - 100.00% $ 4,090,250
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$174,913 (thousands) and amounted to 4.3% of net assets.
(f) Rate disclosed is the daily yield on September 30, 2025.

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (8.2%)
ABS Auto (4.1%):
ARI Fleet Lease Trust , Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) $ 35 $ 35
CarMax Auto Owner Trust , Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 11/15/27 @ 100 50 51
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 10/25/27 @ 100 (a) ........... 100 102
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 50 52
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 50 51
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 50 51
Chesapeake Funding II LLC , Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 7/15/27 @
100 (a) ........................................................... 26 27
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @
100 (a) ........................................................... 50 51
Enterprise Fleet Financing LLC , Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @
100 (a) ........................................................... 34 35
GLS Auto Select Receivables Trust , Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable
7/15/29 @ 100 (a) ................................................... 40 40
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 2/16/28 @ 100 ........................................ 50 51
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @
100 (a) ........................................................... 50 51
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
1/15/29 @ 100 (a) ................................................... 36 37
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
6/15/28 @ 100 ..................................................... 40 41
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
7/15/28 @ 100 (a) ................................................... 50 51
Santander Drive Auto Receivables Trust , Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable
1/15/27 @ 100 ..................................................... 10 10
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 50 51
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 50 51
SCCU Auto Receivables Trust , Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 6/15/28 @
100 (a) ........................................................... 40 41
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 24 24
SFS Auto Receivables Securitization Trust , Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable
1/20/28 @ 100 (a) ................................................... 42 43
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 10/20/25 @ 100 (a) .............. 100 100
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 89 89
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
5/15/28 @ 100 ..................................................... 50 51
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 39 40
Westlake Automobile Receivables Trust .......................................
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 60 60
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 72 72
Wheels Fleet Lease Funding 1 LLC , Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ......... 42 42
1,400
ABS Card (1.4%):
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 50 51
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 73 68
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 25 25
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 75 77
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 100 100
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 135
456
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 5 .59%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 10/25/25 @ 100 (b) ..................... 31 34

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ABS Other (2.6%):
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 12/13/30
@ 100 (a) ......................................................... $ 50 $ 52
CCG Receivables Trust , Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 5/14/27 @ 100 (a) . 50 51
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) . 42 43
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 46 45
Dell Equipment Finance Trust , Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 11/22/26 @
100 (a) ........................................................... 100 101
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 48 50
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 35 36
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class A4 , 4 .58% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 35 36
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 200 201
John Deere Owner Trust , Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 8/15/28 @ 100 . 33 33
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 40 41
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............ 50 51
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 29 30
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/29 @
100 (a) ........................................................... 43 44
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 34 34
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28
@ 100 (a) ......................................................... 45 45
893
Total Asset-Backed Securities (Cost $2,728)
a
a
a
2,783
Collateralized Mortgage Obligations (6.1%)
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation , Series 4395 , Class PA , 2 .50% , 4/15/37 ........ 80 77
Federal National Mortgage Association .......................................
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 99 103
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 72 72
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. 78 75
Series 2022-M12 , Class A , 3 .09% , 12/25/28 (c) .............................. 46 45
372
Agency Commercial MBS (0.1%):
Federal Home Loan Mortgage Corporation , Series K146 , Class A2 , 2 .92% , 6/25/32 ........ 50 46
Commercial MBS (4.9%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 258
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
11/10/26 @ 100 .................................................... 163 162
Citigroup Commercial Mortgage Trust , Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable
7/10/26 @ 100 ..................................................... 244 241
COMM Mortgage Trust , Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (d) .............. 40 42
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
7/15/27 @ 100 ..................................................... 1 1
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 162 161
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (c) (d) ......... 33 34
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 40 41
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ 376 372
JPMBB Commercial Mortgage Securities Trust , Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 ,
Callable 2/15/26 @ 100 .............................................. 100 100
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (d) ................ 35 32

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. $ 200 $ 198
1,642
Total Collateralized Mortgage Obligations (Cost $2,109)
a
a
a
2,060
Corporate Bonds (25.1%)
Communication Services (1.6%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 85 80
Comcast Corp. , 3 .45% , 2/1/50 , Callable 8/1/49 @ 100 ............................ 212 148
T-Mobile US, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ........................ 212 208
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 170 124
560
Consumer Discretionary (1.2%):
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ........................ 15 15
Daimler Truck Finance North America LLC , 5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) ... 20 21
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 41 36
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 20 20
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 10/13/25 @ 100.94 (a) ......................... 35 34
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 142 134
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 84 85
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 34 35
Volkswagen Group of America Finance LLC , 6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) .. 17 18
398
Consumer Staples (2.1%):
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 85 77
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 85 86
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 42 44
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 85 69
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 38 39
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 70 63
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 30 31
The Campbell's Company , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ................... 48 49
The Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ................. 89 72
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 17 18
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 85 92
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 64 65
705
Energy (2.8%):
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 21 21
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 19 20
Energy Transfer LP , 3 .75% , 5/15/30 , Callable 2/15/30 @ 100 ........................ 85 83
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 21 21
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 35 36
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 42 43
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 20 21
MPLX LP , 4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ............................. 127 126
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 171 159
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 30 32
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 38 37
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 213 191
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 34 36
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 30 30
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 30 31
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 75 73
960
Financials (5.5%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 42 43
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) ....... 42 43
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 24 25

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... $ 40 $ 41
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 22 23
Bank of America Corp. , 2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .... 170 152
Brown & Brown, Inc. , 5 .25% , 6/23/32 , Callable 4/23/32 @ 100 ...................... 21 21
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 38 33
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 64 59
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (b) ...................... 17 17
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 25 25
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 85 89
JPMorgan Chase & Co. , 5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) ...... 173 183
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ......... 50 50
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 30 31
MassMutual Global Funding II , 4 .35% , 9/17/31 (a) ............................... 37 37
Morgan Stanley , 2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (b) ..... 127 113
New York Life Global Funding , 5 .00% , 1/9/34 (a) ................................ 85 87
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 34 35
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 88 64
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 34 35
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 85 80
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 85 89
Santander Holdings USA, Inc. , 5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (b) ... 42 43
Simon Property Group LP , 5 .85% , 3/8/53 , Callable 9/8/52 @ 100 ..................... 51 53
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 72 72
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 30 32
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (b) ................. 47 47
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 48 50
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 20 21
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 10/8/25 @ 100 (b) (e) ...................... 42 42
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (b) ................. 85 90
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 42 44
1,869
Health Care (2.8%):
AbbVie, Inc. , 4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ........................... 21 19
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. 119 122
Baxter International, Inc. , 3 .50% , 8/15/46 , Callable 2/15/46 @ 100 ................... 93 66
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 25 26
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 127 138
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/18/25 @ 100.71 ....................... 58 57
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 85 78
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 164 163
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 42 43
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 30 31
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 42 42
Universal Health Services, Inc. , 2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............ 87 78
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 42 43
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 26 26
932
Industrials (2.9%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 20 18
Ashtead Capital, Inc. , 4 .25% , 11/1/29 , Callable 10/13/25 @ 102.13 (a) ................. 60 59
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 15 15
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 78 56
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 25 26
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 28 30
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 70 45
Leidos, Inc. , 5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ............................ 34 35

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. $ 85 $ 77
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 106 69
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 212 216
4 .96% , 1/13/30 (a) .................................................. 34 35
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 42 33
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 25 27
The Boeing Co. , 5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ........................... 85 85
Ul Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ........................ 42 44
United Airlines Pass Through Trust , 5 .45% , 8/15/38 .............................. 41 41
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 17 17
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 20 21
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 34 33
982
Information Technology (1.3%):
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 85 88
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 21 21
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 15 15
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 127 120
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 85 60
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 28 28
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 106 96
428
Materials (0.7%):
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 20 17
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 30 30
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 45 46
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 34 31
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 20 18
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 10 10
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 42 27
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 28 28
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 20 21
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 17 18
246
Real Estate (0.8%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 30 31
AvalonBay Communities, Inc. , 5 .35% , 6/1/34 , Callable 3/1/34 @ 100 ................. 47 49
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 35 36
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 109 97
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 20 20
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 45 46
279
Utilities (3.4%):
AEP Texas, Inc. , 5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 38 40
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 85 74
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 42 44
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 42 45
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 38 40
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 106 117
DTE Energy Co. , 5 .05% , 10/1/35 , Callable 7/1/35 @ 100 .......................... 40 40
Duke Energy Corp. , 4 .50% , 8/15/32 , Callable 5/15/32 @ 100 ....................... 85 84
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 47 49
Entergy Louisiana LLC
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 42 43
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 34 35
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 30 31

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. $ 42 $ 43
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 38 39
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 42 34
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 8 8
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 38 39
Pinnacle West Capital Corp. , 5 .15% , 5/15/30 , Callable 4/15/30 @ 100 ................. 35 36
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , Callable 11/1/41 @ 100 , MTN ......... 135 113
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 85 90
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 148 94
1,138
Total Corporate Bonds (Cost $8,753)
a
a
a
8,497
Yankee Dollars (3.5%)
Consumer Staples (0.2%):
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 34 35
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 ............................................. 42 47
82
Energy (0.4%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 42 43
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 42 44
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 30 31
118
Financials (1.8%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 15 16
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 18 19
Barclays PLC , 2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ......... 50 49
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (b) .............. 85 90
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 42 46
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 127 134
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 85 78
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 119 107
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 30 31
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 24 25
595
Health Care (0.3%):
Smith & Nephew PLC , 5 .40% , 3/20/34 , Callable 12/20/33 @ 100 .................... 54 56
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 30 30
86
Industrials (0.5%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 72 52
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 78 53
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 20 20
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 34 34
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 20 21
180
Materials (0.2%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 34 35
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 30 30
65
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 42 46
Total Yankee Dollars (Cost $1,183)
a
a
a
1,172

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (0.4%)
Louisiana (0.4%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. $ 50 $ 49
Series A , 4 .48% , 8/1/39 .............................................. 75 73
122
Total Municipal Bonds (Cost $121)
a
a
a
122
U.S. Government Agency Mortgages (15.9%)
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 35 35
2 .20% , 9/2/36 ..................................................... 100 78
5 .60% , 8/5/39 ..................................................... 32 32
145
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 - 11/1/54 .............................................. 266 270
5 .00% , 2/1/40 - 7/1/55 ............................................... 133 133
2 .00% , 3/1/51 ..................................................... 448 366
3 .00% , 3/1/51 ..................................................... 30 26
3 .50% , 3/1/52 ..................................................... 875 800
4 .50% , 6/1/52 ..................................................... 706 688
6 .00% , 1/1/55 - 3/1/55 ............................................... 94 97
2,380
Federal National Mortgage Association
6 .00% , 2/1/37 - 3/1/54 ............................................... 123 126
5 .00% , 8/1/40 ..................................................... 73 74
4 .00% , 3/1/47 - 10/1/48 .............................................. 43 41
2 .50% , 7/1/51 ..................................................... 1,654 1,394
4 .50% , 3/1/53 ..................................................... 36 35
5 .50% , 2/1/55 - 7/1/55 ............................................... 293 297
1,967
Government National Mortgage Association
4 .50% , 3/20/53 .................................................... 83 81
5 .50% , 4/20/53 .................................................... 157 159
2 .50% , 7/20/53 .................................................... 77 67
5 .00% , 7/20/53 - 4/20/54 ............................................. 414 413
6 .00% , 9/20/53 .................................................... 150 155
875
Total U.S. Government Agency Mortgages (Cost $5,688)
a
a
a
5,367
U.S. Treasury Obligations (39.7%)
U.S. Treasury Bonds
4 .13% , 8/15/44 .................................................... 775 719
4 .63% , 11/15/44 .................................................... 100 99
5 .00% , 5/15/45 .................................................... 80 83
4 .75% , 11/15/53 .................................................... 1,000 1,002
4 .25% , 8/15/54 .................................................... 375 346
U.S. Treasury Notes
4 .00% , 2/29/28 .................................................... 1,361 1,373
3 .63% , 8/15/28 .................................................... 675 675
4 .00% , 1/31/29 .................................................... 500 505
4 .25% , 2/28/29 .................................................... 700 713
3 .50% , 4/30/30 .................................................... 150 148
3 .88% , 6/30/30 .................................................... 300 302
3 .88% , 7/31/30 .................................................... 100 101
4 .13% , 8/31/30 .................................................... 50 51
4 .38% , 11/30/30 .................................................... 450 463
4 .25% , 2/28/31 .................................................... 1,025 1,048
3 .63% , 9/30/31 .................................................... 100 99
4 .50% , 12/31/31 .................................................... 725 750

Victory Portfolios
Victory Core Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
2 .88% , 5/15/32 .................................................... $ 268 $ 252
2 .75% , 8/15/32 .................................................... 472 439
4 .50% , 11/15/33 .................................................... 1,250 1,293
4 .00% , 2/15/34 .................................................... 1,550 1,546
4 .25% , 11/15/34 .................................................... 1,200 1,214
4 .25% , 5/15/35 .................................................... 200 202
Total U.S. Treasury Obligations (Cost $13,306)
a
a
a
13,423
Total Investments (Cost $33,888) — 98.9% 33,424
Other assets in excess of liabilities —  1.1% 387
NET ASSETS - 100.00% $ 33,811
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$4,332 (thousands) and amounted to 12.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.7%)
Communication Services (10.3%):
Alphabet, Inc. , Class C ................................................... 69,191 $ 16,851
Meta Platforms, Inc. , Class A .............................................. 16,819 12,352
Netflix, Inc. (a) ......................................................... 1,834 2,199
The Walt Disney Co. .................................................... 36,387 4,166
T-Mobile US, Inc. ...................................................... 8,383 2,007
37,575
Consumer Discretionary (11.9%):
Amazon.com, Inc. (a) .................................................... 53,640 11,778
eBay, Inc. ............................................................ 21,315 1,939
Expedia Group, Inc. ..................................................... 26,062 5,571
Life Time Group Holdings, Inc. (a) ........................................... 173,381 4,785
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 199,956 4,925
Ralph Lauren Corp. ..................................................... 16,443 5,156
Royal Caribbean Cruises Ltd. .............................................. 10,194 3,298
Tesla, Inc. (a) .......................................................... 8,062 3,585
Urban Outfitters, Inc. (a) .................................................. 33,575 2,398
43,435
Consumer Staples (2.2%):
Casey's General Stores, Inc. ............................................... 6,434 3,638
Ingredion, Inc. ......................................................... 19,009 2,321
Post Holdings, Inc. (a) .................................................... 18,702 2,010
7,969
Electronic Equipment, Instruments & Components (2.7%):
Amphenol Corp. , Class A ................................................. 34,799 4,306
Fabrinet (a) ............................................................ 6,270 2,286
Jabil, Inc. ............................................................ 15,112 3,282
9,874
Energy (2.6%):
Archrock, Inc. ......................................................... 66,708 1,755
Baker Hughes Co. ...................................................... 48,555 2,366
Diamondback Energy, Inc. ................................................ 11,279 1,614
EOG Resources, Inc. .................................................... 13,578 1,522
TechnipFMC PLC ...................................................... 55,581 2,193
9,450
Financials (14.4%):
Affiliated Managers Group, Inc. ............................................ 22,031 5,253
Ameriprise Financial, Inc. ................................................. 5,498 2,701
Assurant, Inc. ......................................................... 9,785 2,119
BGC Group, Inc. , Class A ................................................. 362,319 3,428
Corebridge Financial, Inc. ................................................. 136,586 4,378
FirstCash Holdings, Inc. .................................................. 24,520 3,884
Globe Life, Inc. ........................................................ 23,986 3,429
Interactive Brokers Group, Inc. ............................................. 55,748 3,836
JPMorgan Chase & Co. .................................................. 17,934 5,657
Raymond James Financial, Inc. ............................................. 19,730 3,405
The Bank of New York Mellon Corp. ......................................... 47,532 5,179
The Goldman Sachs Group, Inc. ............................................ 2,982 2,375
Visa, Inc. , Class A ...................................................... 20,210 6,899
52,543
Health Care (13.5%):
AstraZeneca PLC , ADR .................................................. 43,528 3,339
BioMarin Pharmaceutical, Inc. (a) ........................................... 36,762 1,991
BrightSpring Health Services, Inc. (a) ......................................... 150,096 4,437
Cencora, Inc. .......................................................... 10,722 3,351
Eli Lilly & Co. ......................................................... 10,236 7,810
Halozyme Therapeutics, Inc. (a) ............................................. 63,933 4,689
HCA Healthcare, Inc. .................................................... 10,271 4,377
McKesson Corp. ....................................................... 4,705 3,635

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Novartis AG , ADR ...................................................... 27,547 $ 3,533
ResMed, Inc. .......................................................... 7,533 2,062
The Ensign Group, Inc. ................................................... 14,047 2,427
Universal Health Services, Inc. , Class B ....................................... 21,694 4,435
Vertex Pharmaceuticals, Inc. (a) ............................................. 7,696 3,014
49,100
Industrials (6.5%):
Comfort Systems USA, Inc. ............................................... 4,794 3,956
EMCOR Group, Inc. .................................................... 5,446 3,537
ExlService Holdings, Inc. (a) ............................................... 79,665 3,508
Federal Signal Corp. ..................................................... 29,711 3,535
Quanta Services, Inc. .................................................... 11,884 4,925
Trane Technologies PLC .................................................. 9,877 4,168
23,629
Materials (1.4%):
Avery Dennison Corp. ................................................... 9,482 1,538
Linde PLC ............................................................ 3,390 1,610
Royal Gold, Inc. ........................................................ 10,181 2,042
5,190
Real Estate (0.9%):
CBRE Group, Inc. , Class A (a) .............................................. 12,636 1,991
VICI Properties, Inc. .................................................... 42,550 1,387
3,378
Semiconductors & Semiconductor Equipment (13.2%):
Broadcom, Inc. ........................................................ 33,033 10,898
KLA Corp. ........................................................... 5,525 5,959
NVIDIA Corp. ......................................................... 144,785 27,014
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 14,811 4,137
48,008
Software (9.9%):
Adobe, Inc. (a) ......................................................... 3,595 1,268
Autodesk, Inc. (a) ....................................................... 10,563 3,356
Gen Digital, Inc. ....................................................... 151,417 4,299
Microsoft Corp. ........................................................ 43,551 22,557
Oracle Corp. .......................................................... 9,239 2,598
Palantir Technologies, Inc. , Class A (a) ........................................ 10,523 1,920
35,998
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc. ........................................................... 117,134 29,826
Total Common Stocks (Cost $213,990)
a
a
a
355,975
Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust ................................................ 8,199 5,462
Total Exchange-Traded Funds (Cost $4,994)
a
a
a
5,462
Total Investments (Cost $218,984) — 99.2% 361,437
Other assets in excess of liabilities —  0.8% 2,832
NET ASSETS - 100.00% $ 364,269
At September 30, 2025, the Fund's investments in foreign securities were 5.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Fund for Income

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (2.2%)
Agency CMO Other (2.2%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 10/16/25 @ 100 .............. $ 34 $ 34
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 1 1
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 13 13
Series 2011-166 , Class NT , 7 .75% , 11/20/31 (a) .............................. 236 240
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 195 205
Series 2012-30 , Class WB , 6 .89% , 11/20/39 (a) .............................. 427 441
Series 2013-190 , Class KT , 8 .19% , 9/20/30 (a) .............................. 40 42
Series 2013-51 , Class BL , 6 .03% , 4/20/34 (a) ............................... 609 626
Series 2013-64 , Class KY , 6 .53% , 12/20/38 (a) .............................. 245 252
Series 2013-70 , Class KP , 6 .85% , 2/20/39 (a) ............................... 304 313
Series 2014-69 , Class W , 7 .22% , 11/20/34 (a) ............................... 75 79
Series 2014-74 , Class PT , 7 .65% , 5/16/44 (a) ............................... 16 16
Series 2015-103 , Class B , 6 .92% , 1/20/40 (a) ............................... 1,516 1,609
Series 2015-77 , Class PT , 6 .99% , 6/20/39 (a) ............................... 102 106
Series 2019-22 , Class PT , 7 .91% , 2/20/49 (a) ............................... 1,080 1,119
Series 2021-1 , Class WT , 7 .90% , 1/20/51 (a) ................................ 1,183 1,238
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 954 1,007
7,341
Total Collateralized Mortgage Obligations (Cost $7,741)
a
a
a
7,341
U.S. Government Agency Mortgages (68.2%)
Single Family Pass-throughs (67.9%):
Government National Mortgage Association
7 .00% , 1/20/26 - 5/20/39 ............................................. 32,170 33,850
6 .50% , 2/15/26 - 2/20/41 ............................................. 55,991 58,684
7 .50% , 8/15/26 - 12/20/38 ............................................. 12,400 12,927
8 .00% , 7/15/27 - 4/15/38 ............................................. 8,315 8,737
6 .13% , 6/20/28 - 11/20/28 ............................................. 61 62
6 .00% , 8/15/28 - 2/20/49 ............................................. 56,742 59,584
6 .28% , 10/20/28 - 9/20/29 ............................................. 186 187
6 .10% , 5/20/29 - 7/20/31 ............................................. 183 187
7 .30% , 4/20/30 - 2/20/31 ............................................. 87 86
9 .00% , 5/15/30 - 9/15/30 ............................................. 112 118
8 .50% , 6/15/31 - 7/15/32 ............................................. 430 457
6 .49% , 8/20/31 - 3/20/32 ............................................. 363 371
5 .50% , 3/20/32 - 11/15/45 ............................................. 30,757 31,936
4 .50% , 12/15/33 - 5/15/41 ............................................. 5,454 5,456
5 .00% , 1/20/34 - 2/20/42 ............................................. 11,665 11,925
4 .00% , 8/15/41 .................................................... 372 360
224,927
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 717 717
7 .75% , 9/15/33 .................................................... 294 294
6 .00% , 4/20/38 .................................................... 46 46
1,057
Total U.S. Government Agency Mortgages (Cost $237,633)
a
a
a
225,984
U.S. Treasury Obligations (29.2%)
U.S. Treasury Bills , 3 .81% , 1/22/26 (b) ........................................ 27,664 27,334
U.S. Treasury Bonds , 6 .38% , 8/15/27 ......................................... 66,014 69,317
Total U.S. Treasury Obligations (Cost $95,888)
a
a
a
96,651

Victory Portfolios
Victory Fund for Income

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 4 .20% (b) ........... 128,799 $ 129
Total Investment Companies (Cost $129)
a
a
a
129
Total Investments (Cost $341,391) — 99.6% 330,105
Other assets in excess of liabilities —  0.4% 1,286
NET ASSETS - 100.00% $ 331,391
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(b) Rate represents the effective yield at September 30, 2025.
(c) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (70.9%)
Consumer Discretionary (7.6%):
Expedia Group, Inc. , 2/15/26 (a) ............................................. $ 3,628 $ 3,659
Ford Motor Credit Co. LLC , 3/15/26 (a) ....................................... 8,295 8,408
Meritage Homes Corp. , 1 .75% , 5/15/28 (b) ..................................... 7,385 7,558
19,625
Financials (15.8%):
Barclays Bank PLC , 1 .00% , 2/16/29 ......................................... 8,990 10,164
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 ................................ 965 953
Capital Southwest Corp. , 5 .13% , 11/15/29 ..................................... 2,620 2,603
Euronet Worldwide, Inc. , 0 .63% , 10/1/30 (c) .................................... 3,320 3,196
Global Payments, Inc. , 1 .50% , 3/1/31 ........................................ 7,512 6,868
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (c) ...................... 520 651
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 2,040
New Mountain Finance Corp. , 7 .50% , 10/15/25 ................................. 6,565 6,568
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,755 7,717
40,760
Health Care (3.9%):
BioMarin Pharmaceutical, Inc. , 1 .25% , 5/15/27 ................................. 250 237
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,368
Envista Holdings Corp. , 1 .75% , 8/15/28 ....................................... 9,050 8,538
10,143
Industrials (8.4%):
Parsons Corp. , 2 .63% , 3/1/29 (b) ............................................ 7,250 8,275
Uber Technologies, Inc. , 0 .88% , 12/1/28 ...................................... 9,070 13,348
21,623
Information Technology (3.7%):
Akamai Technologies, Inc. , 1 .13% , 2/15/29 .................................... 1,715 1,613
ON Semiconductor Corp. , 5/1/27 (a) (b) ........................................ 735 837
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 ................................... 7,740 7,026
9,476
Real Estate (14.2%):
Boston Properties LP , 2 .00% , 10/1/30 (c) ...................................... 855 852
COPT Defense Properties LP , 5 .25% , 9/15/28 (c) ................................. 2,250 2,586
Digital Realty Trust LP , 1 .88% , 11/15/29 (c) .................................... 3,225 3,391
Federal Realty OP LP , 3 .25% , 1/15/29 (c) ...................................... 2,880 2,928
Kite Realty Group LP , 0 .75% , 4/1/27 (c) ....................................... 5,415 5,533
Rexford Industrial Realty LP
4 .38% , 3/15/27 (c) .................................................. 640 642
4 .13% , 3/15/29 (c) .................................................. 1,669 1,686
Ventas Realty LP , 3 .75% , 6/1/26 ............................................ 6,620 8,519
Welltower OP LLC
2 .75% , 5/15/28 (c) .................................................. 4,920 9,212
3 .13% , 7/15/29 (c) .................................................. 860 1,262
36,611
Utilities (17.3%):
Alliant Energy Corp.
3 .88% , 3/15/26 .................................................... 3,435 3,697
3 .25% , 5/30/28 (c) .................................................. 3,290 3,393
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 8,060 8,071
CenterPoint Energy, Inc.
4 .25% , 8/15/26 .................................................... 4,245 4,709
3 .00% , 8/1/28 (c) ................................................... 665 675
CMS Energy Corp. , 3 .38% , 5/1/28 ........................................... 2,455 2,690
Duke Energy Corp. , 4 .13% , 4/15/26 .......................................... 5,340 5,727
Evergy, Inc. , 4 .50% , 12/15/27 .............................................. 2,520 3,159
The Southern Co.
3 .88% , 12/15/25 .................................................... 6,410 7,226
4 .50% , 6/15/27 .................................................... 1,590 1,769

Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4 .38% , 6/1/27 ..................................................... $ 1,680 $ 2,014
4 .38% , 6/1/29 ..................................................... 1,310 1,608
44,738
Total Convertible Corporate Bonds (Cost $170,664)
a
a
a
182,976
Shares
Convertible Preferred Stocks (28.0%)
Financials (21.9%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 160,025 11,247
Ares Management Corp. , 6 .75% , 10/1/27 ...................................... 167,610 8,328
Bank of America Corp. , 7 .25% (d) ........................................... 11,450 14,656
KKR & Co., Inc. , 6 .25% , 3/1/28 ............................................ 171,995 9,004
Wells Fargo & Co. , 7 .50% (d) .............................................. 10,884 13,434
56,669
Industrials (0.3%):
The Boeing Co. , 6 .00% , 10/15/27 ........................................... 10,000 696
Materials (0.7%):
Albemarle Corp. , 7 .25% , 3/1/27 ............................................ 47,050 1,782
Utilities (5.1%):
NextEra Energy, Inc.
7 .30% , 6/1/27 ..................................................... 171,420 8,549
7 .23% , 11/1/27 (b) .................................................. 96,039 4,516
13,065
Total Convertible Preferred Stocks (Cost $70,422)
a
a
a
72,212
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (e) ........ 726,988 727
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (e) ............ 726,988 727
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (e) ............... 726,988 727
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (e) . 726,988 727
Total Collateral for Securities Loaned (Cost $2,908)
a
a
a
2,908
Total Investments (Cost $243,994) — 100.0% 258,096
Other assets in excess of liabilities —  (0.0)%(f) 64
NET ASSETS - 100.00% $ 258,160
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$36,007 (thousands) and amounted to 13.9% of net assets.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on September 30, 2025.
(f) Amount represents less than 0.05% of net assets.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.0%)
Consumer Discretionary (10.2%):
AutoZone, Inc. (a) ....................................................... 31,000 $ 132,998
Bath & Body Works, Inc. ................................................. 5,170,000 133,179
BorgWarner, Inc. ....................................................... 5,370,000 236,065
Expedia Group, Inc. ..................................................... 1,442,000 308,228
Hilton Worldwide Holdings, Inc. ............................................ 450,000 116,748
Lowe's Cos., Inc. ....................................................... 1,017,000 255,582
Penske Automotive Group, Inc. ............................................. 1,020,000 177,388
Ralph Lauren Corp. ..................................................... 137,000 42,958
Texas Roadhouse, Inc. ................................................... 690,000 114,644
Tractor Supply Co. ...................................................... 2,920,000 166,060
Williams-Sonoma, Inc. ................................................... 327,000 63,912
1,747,762
Consumer Staples (6.5%):
Casey's General Stores, Inc. ............................................... 507,000 286,617
Maplebear, Inc. (a) ...................................................... 2,253,000 82,820
Performance Food Group Co. (a) ............................................ 3,330,000 346,453
The Estee Lauder Cos., Inc. ............................................... 1,651,000 145,486
U.S. Foods Holding Corp. (a) ............................................... 3,325,000 254,762
1,116,138
Energy (5.2%):
Baker Hughes Co. ...................................................... 5,200,000 253,344
Chord Energy Corp. ..................................................... 2,232,000 221,794
Coterra Energy, Inc. ..................................................... 10,201,000 241,254
Devon Energy Corp. ..................................................... 5,150,000 180,559
896,951
Financials (14.9%):
American Financial Group, Inc. ............................................. 2,096,000 305,429
Fidelity National Financial, Inc. ............................................ 5,019,000 303,600
Huntington Bancshares, Inc. ............................................... 16,418,000 283,539
Old Republic International Corp. ............................................ 5,860,000 248,874
Principal Financial Group, Inc. ............................................. 2,687,000 222,779
Raymond James Financial, Inc. ............................................. 1,665,000 287,379
The Hartford Insurance Group, Inc. .......................................... 2,170,000 289,456
Truist Financial Corp. .................................................... 6,119,000 279,761
Willis Towers Watson PLC ................................................ 956,000 330,250
2,551,067
Health Care (6.1%):
Hologic, Inc. (a) ........................................................ 3,961,000 267,328
Labcorp Holdings, Inc. ................................................... 1,155,000 331,554
Molina Healthcare, Inc. (a) ................................................ 695,000 132,995
Quest Diagnostics, Inc. ................................................... 1,615,000 307,787
1,039,664
Industrials (19.5%):
AGCO Corp. .......................................................... 1,625,000 173,989
Builders FirstSource, Inc. (a) ............................................... 995,000 120,644
Carrier Global Corp. ..................................................... 2,235,000 133,429
CSX Corp. ............................................................ 7,820,000 277,688
FTI Consulting, Inc. (a) ................................................... 835,000 134,978
Genpact Ltd. .......................................................... 3,845,000 161,067
Hubbell, Inc. .......................................................... 515,000 221,610
Knight-Swift Transportation Holdings, Inc. .................................... 5,740,000 226,787
L3Harris Technologies, Inc. ............................................... 793,000 242,190
Landstar System, Inc. .................................................... 1,200,000 147,072
Lincoln Electric Holdings, Inc. ............................................. 1,315,000 310,116
Regal Rexnord Corp. .................................................... 1,203,000 172,558
Republic Services, Inc. ................................................... 795,000 182,437
StandardAero, Inc. (a) .................................................... 1,330,995 36,323
Textron, Inc. .......................................................... 2,046,000 172,867
The Middleby Corp. (a) ................................................... 970,000 128,942

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
TransUnion ........................................................... 2,345,000 $ 196,464
Xylem, Inc. ........................................................... 2,010,000 296,475
3,335,636
Information Technology (9.7%):
Akamai Technologies, Inc. (a) .............................................. 1,680,000 127,277
Check Point Software Technologies Ltd. (a) .................................... 991,000 205,048
Keysight Technologies, Inc. (a) ............................................. 1,755,000 306,985
Microchip Technology, Inc. ................................................ 4,001,000 256,944
MKS, Inc. ............................................................ 2,415,000 298,904
Trimble, Inc. (a) ........................................................ 3,600,000 293,940
Zebra Technologies Corp. (a) ............................................... 543,000 161,358
1,650,456
Materials (11.9%):
AptarGroup, Inc. ....................................................... 1,617,000 216,128
Axalta Coating Systems Ltd. (a) ............................................. 3,920,000 112,191
CF Industries Holdings, Inc. ............................................... 3,050,000 273,585
Crown Holdings, Inc. .................................................... 2,640,000 254,998
Franco-Nevada Corp. .................................................... 1,180,000 263,034
Graphic Packaging Holding Co. ............................................ 2,029,905 39,725
Packaging Corp. of America ............................................... 1,209,000 263,477
RPM International, Inc. .................................................. 2,172,000 256,035
Steel Dynamics, Inc. ..................................................... 1,386,000 193,250
Westlake Corp. ........................................................ 2,080,000 160,285
2,032,708
Real Estate (7.1%):
Camden Property Trust ................................................... 2,025,000 216,229
Equity LifeStyle Properties, Inc. ............................................ 4,662,025 282,985
Lamar Advertising Co. , Class A ............................................. 2,311,000 282,913
NNN REIT, Inc. ........................................................ 7,099,000 302,204
SBA Communications Corp. ............................................... 629,975 121,806
1,206,137
Utilities (5.9%):
Alliant Energy Corp. .................................................... 6,320,000 426,031
American Water Works Co., Inc. ............................................ 1,930,000 268,637
CMS Energy Corp. ...................................................... 4,220,000 309,157
1,003,825
Total Common Stocks (Cost $13,749,396)
a
a
a
16,580,344
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF (b) ....................................... 910,000 127,100
Total Exchange-Traded Funds (Cost $52,895)
a
a
a
127,100
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 6,901,613 6,901
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 6,901,613 6,901
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 6,901,613 6,902
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 6,901,613 6,902
Total Collateral for Securities Loaned (Cost $27,606)
a
a
a
27,606
Total Investments (Cost $13,829,897) — 97.9% 16,735,050
Other assets in excess of liabilities —  2.1% 366,132
NET ASSETS - 100.00% $ 17,101,182
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.1%)
Banks (15.2%):
Banner Corp. .......................................................... 1,040,000 $ 68,120
Heritage Financial Corp. (a) ................................................ 1,942,000 46,977
Lakeland Financial Corp. ................................................. 564,000 36,209
National Bank Holdings Corp. , Class A ....................................... 1,441,000 55,680
Old National Bancorp .................................................... 3,740,000 82,093
Renasant Corp. ........................................................ 2,220,000 81,896
ServisFirst Bancshares, Inc. ............................................... 730,000 58,787
SouthState Bank Corp. ................................................... 740,000 73,164
Stock Yards Bancorp, Inc. ................................................. 860,000 60,191
Towne Bank .......................................................... 1,553,000 53,687
UMB Financial Corp. .................................................... 645,000 76,336
United Bankshares, Inc. .................................................. 2,265,000 84,281
Wintrust Financial Corp. .................................................. 425,000 56,287
833,708
Capital Markets (3.2%):
Cohen & Steers, Inc. .................................................... 413,925 27,158
Federated Hermes, Inc. ................................................... 465,000 24,147
Lazard, Inc. ........................................................... 1,365,000 72,045
Stifel Financial Corp. .................................................... 480,000 54,465
177,815
Communication Services (1.8%):
Madison Square Garden Sports Corp. (b) ...................................... 303,000 68,781
Ralliant Corp. ......................................................... 655,000 28,643
97,424
Consumer Discretionary (8.7%):
Boyd Gaming Corp. ..................................................... 602,000 52,043
Etsy, Inc. (b) ........................................................... 475,000 31,535
Group 1 Automotive, Inc. ................................................. 157,500 68,908
Meritage Homes Corp. ................................................... 460,000 33,318
Murphy USA, Inc. ...................................................... 98,000 38,049
OneSpaWorld Holdings Ltd. ............................................... 2,179,000 46,064
Papa John's International, Inc. (c) ............................................ 732,000 35,246
The Cheesecake Factory, Inc. (c) ............................................ 740,000 40,434
Urban Outfitters, Inc. (b) .................................................. 290,000 20,715
Valvoline, Inc. (b) ....................................................... 1,605,000 57,635
Visteon Corp. .......................................................... 480,000 57,533
481,480
Consumer Finance (0.5%):
FirstCash Holdings, Inc. .................................................. 177,000 28,040
Consumer Staples (4.0%):
Central Garden & Pet Co. , Class A (b) ........................................ 1,520,000 44,886
Dole PLC ............................................................ 3,524,000 47,363
Interparfums, Inc. ....................................................... 375,000 36,892
PriceSmart, Inc. ........................................................ 435,000 52,718
The Chefs' Warehouse, Inc. (b) .............................................. 650,000 37,914
219,773
Energy (5.2%):
Civitas Resources, Inc. ................................................... 1,141,000 37,083
Gulfport Energy Corp. (b) ................................................. 107,000 19,365
Helmerich & Payne, Inc. .................................................. 1,700,000 37,553
Magnolia Oil & Gas Corp. , Class A .......................................... 2,525,000 60,272
Matador Resources Co. ................................................... 1,180,000 53,017
Select Water Solutions, Inc. ................................................ 2,670,000 28,542
Weatherford International PLC ............................................. 745,000 50,980
286,812
Financial Services (3.1%):
EVERTEC, Inc. ........................................................ 1,100,000 37,158
NCR Atleos Corp. (b) .................................................... 1,895,000 74,492

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Walker & Dunlop, Inc. ................................................... 680,000 $ 56,862
168,512
Health Care (4.3%):
Envista Holdings Corp. (b) ................................................ 2,862,000 58,299
Ligand Pharmaceuticals, Inc. (b) ............................................ 170,000 30,114
Pediatrix Medical Group, Inc. (b) ............................................ 2,921,000 48,927
QIAGEN NV (c) ........................................................ 1,229,000 54,911
The Ensign Group, Inc. ................................................... 257,000 44,402
236,653
Industrials (21.1%):
Alamo Group, Inc. ...................................................... 295,000 56,315
Albany International Corp. ................................................ 157,997 8,421
Apogee Enterprises, Inc. .................................................. 810,000 35,292
Astec Industries, Inc. .................................................... 756,000 36,386
Atkore, Inc. ........................................................... 457,000 28,672
Donaldson Co., Inc. ..................................................... 862,000 70,555
Everus Construction Group, Inc. (b) .......................................... 520,000 44,590
Gates Industrial Corp. PLC (b) .............................................. 1,710,000 42,442
Gibraltar Industries, Inc. (b) ................................................ 650,000 40,820
Hayward Holdings, Inc. (b) ................................................ 4,520,000 68,342
Hillenbrand, Inc. ....................................................... 1,045,000 28,257
Hub Group, Inc. , Class A ................................................. 2,070,000 71,291
JBT Marel Corp. ....................................................... 381,000 53,511
Lyft, Inc. , Class A (b) .................................................... 1,600,000 35,216
McGrath RentCorp ...................................................... 660,000 77,418
Mercury Systems, Inc. (b) ................................................. 550,000 42,570
MSA Safety, Inc. ....................................................... 247,000 42,501
MSC Industrial Direct Co., Inc. ............................................. 800,000 73,712
Mueller Industries, Inc. ................................................... 325,000 32,861
Pursuit Attractions and Hospitality, Inc. (b) ..................................... 1,332,000 48,192
The Gorman-Rupp Co. ................................................... 187,000 8,679
The Timken Co. ........................................................ 542,000 40,748
UniFirst Corp. ......................................................... 311,000 51,996
Watts Water Technologies, Inc. , Class A ....................................... 130,000 36,306
Werner Enterprises, Inc. .................................................. 2,255,000 59,352
WillScot Holdings Corp. .................................................. 1,115,000 23,538
1,157,983
Information Technology (10.4%):
Cohu, Inc. (b) .......................................................... 2,155,000 43,811
Crane NXT Co. ........................................................ 1,050,000 70,424
Extreme Networks, Inc. (b) ................................................ 2,170,000 44,810
Ingram Micro Holding Corp. (c) ............................................. 1,830,000 39,327
Kulicke & Soffa Industries, Inc. ............................................. 1,295,000 52,629
Littelfuse, Inc. ......................................................... 180,000 46,622
Photronics, Inc. (b) ...................................................... 1,545,000 35,458
Sandisk Corp. (b) ....................................................... 580,000 65,076
Tower Semiconductor Ltd. (b) .............................................. 1,050,000 75,915
Viavi Solutions, Inc. (b) ................................................... 2,550,000 32,359
Vontier Corp. .......................................................... 1,567,000 65,767
572,198
Insurance (4.3%):
Axis Capital Holdings Ltd. ................................................ 505,000 48,379
Bowhead Specialty Holdings, Inc. (b) ......................................... 1,130,000 30,555
SiriusPoint Ltd. (b) ...................................................... 3,160,000 57,165
Stewart Information Services Corp. .......................................... 498,000 36,513
The Hanover Insurance Group, Inc. .......................................... 340,000 61,754
234,366
Materials (8.4%):
AdvanSix, Inc. (a) ....................................................... 1,520,000 29,458
Commercial Metals Co. .................................................. 1,206,000 69,080
Eagle Materials, Inc. ..................................................... 173,000 40,316

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
H.B. Fuller Co. ........................................................ 848,000 $ 50,269
Innospec, Inc. ......................................................... 607,000 46,836
Louisiana-Pacific Corp. .................................................. 511,000 45,397
Quaker Chemical Corp. .................................................. 233,000 30,698
Sensient Technologies Corp. ............................................... 350,000 32,848
Silgan Holdings, Inc. .................................................... 1,110,000 47,741
Titan America SA (c) ..................................................... 2,305,000 34,437
Warrior Met Coal, Inc. ................................................... 596,000 37,928
465,008
Real Estate (4.7%):
Apple Hospitality REIT, Inc. ............................................... 4,575,000 54,946
Colliers International Group, Inc. ........................................... 285,000 44,520
Four Corners Property Trust, Inc. ............................................ 2,496,000 60,902
Rayonier, Inc. ......................................................... 1,780,000 47,241
Ryman Hospitality Properties, Inc. ........................................... 590,000 52,858
260,467
Utilities (2.2%):
IDACORP, Inc. ........................................................ 590,000 77,969
MGE Energy, Inc. ...................................................... 490,000 41,248
119,217
Total Common Stocks (Cost $4,590,365)
a
a
a
5,339,456
Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value ETF (c) .......................................... 150,000 26,522
Total Exchange-Traded Funds (Cost $16,938)
a
a
a
26,522
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (d) ........ 13,534,501 13,534
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (d) ............ 13,534,501 13,534
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (d) ............... 13,534,501 13,535
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (d) . 13,534,501 13,535
Total Collateral for Securities Loaned (Cost $54,138)
a
a
a
54,138
Total Investments (Cost $4,661,441) — 98.6% 5,420,116
Other assets in excess of liabilities —  1.4% 77,126
NET ASSETS - 100.00% $ 5,497,242
At September 30, 2025, the Fund's investments in foreign securities were 9.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Affiliated security.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on September 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
6/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
AdvanSix, Inc. ........... $ 41,088 $ — $ (4,626) $ (3,369) $ (3,635) $ 29,458 1,520,000 $ 253 $ —
Heritage Financial Corp. .... 41,958 4,541 — — 478 46,977 1,942,000 423 —
$ 83,046 $ 4,541 $ (4,626) $ (3,369) $ (3,157) $ 76,435 3,462,000 $ 676 $ —

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (95.7%)
Banks (20.4%):
Ameris Bancorp ........................................................ 227,800 $ 16,700
FNB Corp. ............................................................ 916,960 14,772
Old National Bancorp .................................................... 651,380 14,298
QCR Holdings, Inc. ..................................................... 72,120 5,455
Renasant Corp. ........................................................ 336,930 12,429
SouthState Bank Corp. ................................................... 98,210 9,710
The Bank of NT Butterfield & Son Ltd. ....................................... 292,080 12,536
UMB Financial Corp. .................................................... 130,734 15,472
United Bankshares, Inc. .................................................. 182,760 6,801
Valley National Bancorp .................................................. 689,620 7,310
115,483
Communication Services (2.1%):
Madison Square Garden Sports Corp. (a) ....................................... 27,810 6,313
MediaAlpha, Inc. , Class A (a) .............................................. 482,370 5,489
11,802
Consumer Discretionary (11.1%):
Atmus Filtration Technologies, Inc. .......................................... 300,470 13,548
Bath & Body Works, Inc. ................................................. 260,690 6,715
Beazer Homes USA, Inc. (a) ............................................... 214,320 5,262
Garrett Motion, Inc. ..................................................... 943,790 12,855
Group 1 Automotive, Inc. ................................................. 8,390 3,671
PVH Corp. ........................................................... 79,150 6,630
Taylor Morrison Home Corp. (a) ............................................ 93,120 6,147
The Cheesecake Factory, Inc. (b) ............................................ 61,920 3,383
YETI Holdings, Inc. (a) ................................................... 144,330 4,789
63,000
Consumer Staples (2.2%):
Nomad Foods Ltd. ...................................................... 723,350 9,512
The Simply Good Foods Co. (a) ............................................. 124,440 3,089
12,601
Energy (6.4%):
Gulfport Energy Corp. (a) ................................................. 45,000 8,144
Northern Oil & Gas, Inc. (b) ............................................... 288,530 7,156
Plains GP Holdings LP , Class A ............................................. 430,600 7,854
Scorpio Tankers, Inc. .................................................... 139,180 7,801
Tidewater, Inc. (a) ....................................................... 100,870 5,379
36,334
Financial Services (1.7%):
Euronet Worldwide, Inc. (a) ................................................ 112,530 9,881
Health Care (4.2%):
Amphastar Pharmaceuticals, Inc. (a) .......................................... 114,430 3,050
Encompass Health Corp. .................................................. 67,670 8,595
The Ensign Group, Inc. ................................................... 52,740 9,112
The Pennant Group, Inc. (a) ................................................ 121,330 3,060
23,817
Industrials (15.3%):
Alamo Group, Inc. ...................................................... 20,530 3,919
Fluor Corp. (a) ......................................................... 71,650 3,014
Gates Industrial Corp. PLC (a) .............................................. 480,580 11,928
Granite Construction, Inc. ................................................. 73,760 8,088
Hayward Holdings, Inc. (a) ................................................ 465,990 7,046
Helios Technologies, Inc. ................................................. 200,780 10,467
ICF International, Inc. ................................................... 111,420 10,340
Matson, Inc. .......................................................... 61,890 6,102
The Timken Co. ........................................................ 129,600 9,743
Titan Machinery, Inc. (a) .................................................. 219,830 3,680

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
V2X, Inc. (a) .......................................................... 213,210 $ 12,385
86,712
Information Technology (6.3%):
ACI Worldwide, Inc. (a) .................................................. 175,470 9,259
Belden, Inc. ........................................................... 63,480 7,635
Crane NXT Co. ........................................................ 159,290 10,684
Onto Innovation, Inc. (a) .................................................. 65,590 8,475
36,053
Insurance (8.3%):
First American Financial Corp. ............................................. 126,160 8,105
Globe Life, Inc. ........................................................ 121,980 17,440
Hamilton Insurance Group Ltd. , Class B (a) .................................... 278,840 6,915
Primerica, Inc. ......................................................... 22,383 6,213
White Mountains Insurance Group Ltd. ....................................... 4,910 8,207
46,880
Materials (5.8%):
Coeur Mining, Inc. (a) .................................................... 391,770 7,350
Knife River Corp. (a) .................................................... 74,430 5,721
Ryerson Holding Corp. ................................................... 261,770 5,984
Sealed Air Corp. ....................................................... 388,360 13,729
32,784
Real Estate (7.1%):
COPT Defense Properties ................................................. 189,490 5,507
Four Corners Property Trust, Inc. ............................................ 352,110 8,592
Howard Hughes Holdings, Inc. (a) ........................................... 85,940 7,062
Independence Realty Trust, Inc. ............................................. 431,690 7,075
The St. Joe Co. ........................................................ 238,730 11,812
40,048
Utilities (4.8%):
Black Hills Corp. ....................................................... 200,125 12,326
H2O America ......................................................... 171,160 8,335
New Jersey Resources Corp. ............................................... 131,780 6,345
27,006
Total Common Stocks (Cost $449,848)
a
a
a
542,401
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc. (a) (c) ...................................................... 1,587,483 587
Total Preferred Stocks (Cost $1,943)
a
a
a
587
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (d) ........ 523,626 523
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (d) ............ 523,626 524
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (d) ............... 523,626 524
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (d) . 523,626 524
Total Collateral for Securities Loaned (Cost $2,095)
a
a
a
2,095
Total Investments (Cost $453,886) — 96.2% 545,083
Other assets in excess of liabilities —  3.8% 21,334
NET ASSETS - 100.00% $ 566,417
At September 30, 2025, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(d) Rate disclosed is the daily yield on September 30, 2025.

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (96.5%)
Communication Services (0.6%):
Take-Two Interactive Software, Inc. (a) ........................................ 5,590 $ 1,444
Consumer Discretionary (7.0%):
Bath & Body Works, Inc. ................................................. 134,630 3,468
Mattel, Inc. (a) ......................................................... 368,890 6,208
PVH Corp. ........................................................... 42,790 3,585
Toll Brothers, Inc. ...................................................... 33,900 4,683
17,944
Consumer Staples (4.5%):
Keurig Dr. Pepper, Inc. ................................................... 84,885 2,166
Nomad Foods Ltd. ...................................................... 333,260 4,382
U.S. Foods Holding Corp. (a) ............................................... 66,590 5,102
11,650
Energy (7.2%):
Baker Hughes Co. ...................................................... 98,690 4,808
Expand Energy Corp. .................................................... 34,230 3,637
Noble Corp. PLC ....................................................... 93,030 2,631
Suncor Energy, Inc. ..................................................... 67,920 2,840
Valero Energy Corp. ..................................................... 27,630 4,704
18,620
Financials (23.6%):
Cboe Global Markets, Inc. ................................................ 11,210 2,749
Citizens Financial Group, Inc. .............................................. 103,670 5,511
Euronet Worldwide, Inc. (a) ................................................ 53,950 4,738
Everest Group Ltd. ...................................................... 11,300 3,958
Fairfax Financial Holdings Ltd. ............................................. 2,930 5,127
Fidelity National Financial, Inc. ............................................ 63,900 3,865
Fiserv, Inc. (a) .......................................................... 9,930 1,280
Globe Life, Inc. ........................................................ 80,630 11,528
KeyCorp ............................................................. 310,760 5,808
MarketAxess Holdings, Inc. ............................................... 18,710 3,260
Prosperity Bancshares, Inc. ................................................ 70,600 4,684
UMB Financial Corp. .................................................... 38,760 4,587
Unum Group .......................................................... 45,700 3,555
60,650
Health Care (8.3%):
CVS Health Corp. ...................................................... 61,520 4,638
Encompass Health Corp. .................................................. 48,140 6,115
Option Care Health, Inc. (a) ................................................ 116,200 3,226
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 359,830 7,268
21,247
Industrials (19.0%):
AGCO Corp. .......................................................... 38,680 4,141
AMETEK, Inc. ........................................................ 27,770 5,221
API Group Corp. (a) ..................................................... 105,325 3,620
CACI International, Inc. , Class A (a) ......................................... 10,510 5,242
L3Harris Technologies, Inc. ............................................... 14,890 4,548
Leidos Holdings, Inc. .................................................... 26,480 5,004
SS&C Technologies Holdings, Inc. .......................................... 86,260 7,656
TFI International, Inc. .................................................... 31,060 2,735
The Timken Co. ........................................................ 71,200 5,353
WESCO International, Inc. ................................................ 25,130 5,315
48,835
Information Technology (9.9%):
Check Point Software Technologies Ltd. (a) .................................... 12,410 2,568
Lam Research Corp. ..................................................... 43,770 5,861
Littelfuse, Inc. ......................................................... 17,320 4,486
Nice Ltd. , ADR (a) ...................................................... 39,800 5,762
Trimble, Inc. (a) ........................................................ 45,190 3,690

Victory Portfolios
Victory RS Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Zebra Technologies Corp. (a) ............................................... 10,090 $ 2,998
25,365
Materials (2.9%):
Axalta Coating Systems Ltd. (a) ............................................. 60,020 1,718
Sealed Air Corp. ....................................................... 162,140 5,731
7,449
Real Estate (6.2%):
Camden Property Trust ................................................... 23,920 2,554
CubeSmart ........................................................... 62,440 2,539
Equity LifeStyle Properties, Inc. ............................................ 73,400 4,455
NNN REIT, Inc. ........................................................ 149,120 6,348
15,896
Utilities (7.3%):
CenterPoint Energy, Inc. .................................................. 156,160 6,059
FirstEnergy Corp. ....................................................... 150,160 6,881
PPL Corp. ............................................................ 160,450 5,962
18,902
Total Common Stocks (Cost $203,616)
a
a
a
248,002
Total Investments (Cost $203,616) — 96.5% 248,002
Other assets in excess of liabilities —  3.5% 8,937
NET ASSETS - 100.00% $ 256,939
At September 30, 2025, the Fund's investments in foreign securities were 13.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (96.1%)
Communication Services (4.4%):
Alphabet, Inc. , Class A ................................................... 69,890 $ 16,990
Take-Two Interactive Software, Inc. (a) ........................................ 25,030 6,467
23,457
Consumer Discretionary (3.4%):
Mattel, Inc. (a) ......................................................... 501,180 8,435
Toll Brothers, Inc. ...................................................... 71,520 9,880
18,315
Consumer Staples (5.7%):
Keurig Dr. Pepper, Inc. ................................................... 172,890 4,410
Mondelez International, Inc. , Class A ......................................... 135,590 8,470
The Procter & Gamble Co. ................................................ 50,020 7,686
U.S. Foods Holding Corp. (a) ............................................... 124,980 9,576
30,142
Energy (6.3%):
Enterprise Products Partners LP ............................................. 372,150 11,637
Exxon Mobil Corp. ..................................................... 119,660 13,492
Valero Energy Corp. ..................................................... 49,380 8,407
33,536
Financials (24.4%):
Cboe Global Markets, Inc. ................................................ 44,280 10,860
Citigroup, Inc. ......................................................... 206,480 20,958
Everest Group Ltd. ...................................................... 38,470 13,473
Fairfax Financial Holdings Ltd. ............................................. 9,800 17,148
JPMorgan Chase & Co. .................................................. 46,310 14,608
KeyCorp ............................................................. 1,073,300 20,060
The PNC Financial Services Group, Inc. ...................................... 63,810 12,821
U.S. Bancorp .......................................................... 105,840 5,115
Unum Group .......................................................... 196,060 15,249
130,292
Health Care (16.5%):
AbbVie, Inc. .......................................................... 38,980 9,025
CVS Health Corp. ...................................................... 120,870 9,112
GE HealthCare Technologies, Inc. ........................................... 70,690 5,309
Johnson & Johnson ..................................................... 51,380 9,527
McKesson Corp. ....................................................... 10,280 7,942
Medtronic PLC ........................................................ 123,940 11,804
Merck & Co., Inc. ...................................................... 63,920 5,365
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 720,490 14,554
The Cigna Group ....................................................... 52,820 15,225
87,863
Industrials (17.3%):
CACI International, Inc. , Class A (a) ......................................... 26,340 13,138
Eaton Corp. PLC ....................................................... 30,930 11,576
FedEx Corp. .......................................................... 36,500 8,607
General Dynamics Corp. .................................................. 21,830 7,444
Honeywell International, Inc. .............................................. 50,290 10,586
Johnson Controls International PLC .......................................... 67,930 7,469
Leidos Holdings, Inc. .................................................... 48,430 9,151
RTX Corp. ............................................................ 51,582 8,631
SS&C Technologies Holdings, Inc. .......................................... 175,480 15,576
92,178
Information Technology (9.3%):
Amphenol Corp. , Class A ................................................. 36,940 4,571
Analog Devices, Inc. .................................................... 33,990 8,351
Applied Materials, Inc. ................................................... 37,310 7,639
Check Point Software Technologies Ltd. (a) .................................... 25,710 5,320
Corpay, Inc. (a) ......................................................... 23,640 6,810
Salesforce, Inc. ........................................................ 34,400 8,153

Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Zebra Technologies Corp. (a) ............................................... 29,060 $ 8,635
49,479
Materials (2.9%):
PPG Industries, Inc. ..................................................... 71,780 7,545
Sealed Air Corp. ....................................................... 223,842 7,913
15,458
Real Estate (1.7%):
Equity LifeStyle Properties, Inc. ............................................ 148,730 9,028
Utilities (4.2%):
American Electric Power Co., Inc. ........................................... 82,450 9,276
Exelon Corp. .......................................................... 287,780 12,953
22,229
Total Common Stocks (Cost $380,593)
a
a
a
511,977
Total Investments (Cost $380,593) — 96.1% 511,977
Other assets in excess of liabilities —  3.9% 20,747
NET ASSETS - 100.00% $ 532,724
At September 30, 2025, the Fund's investments in foreign securities were 13.9% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (95.4%)
Banks (11.7%):
Citigroup, Inc. ......................................................... 31,010 $ 3,147
Prosperity Bancshares, Inc. ................................................ 49,400 3,278
UMB Financial Corp. .................................................... 28,940 3,425
9,850
Communication Services (4.1%):
Alphabet, Inc. , Class A ................................................... 14,060 3,418
Consumer Discretionary (7.7%):
Atmus Filtration Technologies, Inc. .......................................... 41,140 1,855
Mattel, Inc. (a) ......................................................... 173,290 2,917
Toll Brothers, Inc. ...................................................... 12,700 1,754
6,526
Consumer Staples (2.9%):
Nomad Foods Ltd. ...................................................... 187,540 2,466
Energy (5.6%):
Exxon Mobil Corp. ..................................................... 21,110 2,380
Plains GP Holdings LP , Class A ............................................. 128,950 2,352
4,732
Financial Services (1.2%):
Euronet Worldwide, Inc. (a) ................................................ 11,690 1,027
Health Care (13.3%):
CVS Health Corp. ...................................................... 44,250 3,336
Encompass Health Corp. .................................................. 18,420 2,340
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 127,010 2,565
The Cigna Group ....................................................... 10,390 2,995
11,236
Industrials (16.2%):
CACI International, Inc. , Class A (a) ......................................... 7,290 3,636
Gates Industrial Corp. PLC (a) .............................................. 138,590 3,440
SS&C Technologies Holdings, Inc. .......................................... 34,700 3,080
V2X, Inc. (a) .......................................................... 59,820 3,475
13,631
Information Technology (6.6%):
Nice Ltd. , ADR (a) ...................................................... 19,170 2,775
Trimble, Inc. (a) ........................................................ 34,030 2,779
5,554
Insurance (18.2%):
Everest Group Ltd. ...................................................... 9,750 3,415
Fairfax Financial Holdings Ltd. ............................................. 1,670 2,922
Globe Life, Inc. ........................................................ 26,560 3,797
Unum Group .......................................................... 44,540 3,464
White Mountains Insurance Group Ltd. ....................................... 1,020 1,705
15,303
Materials (3.6%):
Sealed Air Corp. ....................................................... 86,720 3,066
Real Estate (3.0%):
The St. Joe Co. ........................................................ 51,400 2,543
Utilities (1.3%):
FirstEnergy Corp. ....................................................... 23,350 1,070
Total Common Stocks (Cost $69,282)
a
a
a
80,422
Total Investments (Cost $69,282) — 95.4% 80,422
Other assets in excess of liabilities —  4.6% 3,916
NET ASSETS - 100.00% $ 84,338
At September 30, 2025, the Fund's investments in foreign securities were 16.8% of net assets.

Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (92.8%)
Australia (18.1%):
Materials (18.1%):
Iluka Resources Ltd. ..................................................... 9,739,606 $ 40,783
MAC Copper Ltd. (a) (b) .................................................. 718,567 8,774
Sunrise Energy Metals Ltd. (a) (b) ............................................ 8,645,983 30,598
80,155
Canada (25.3%):
Energy (20.3%):
ARC Resources Ltd. ..................................................... 841,564 15,350
Cameco Corp. ......................................................... 98,729 8,287
Keyera Corp. .......................................................... 552,846 18,550
Peyto Exploration & Development Corp. ...................................... 1,236,380 16,109
Tamarack Valley Energy Ltd. (b) ............................................ 3,666,405 15,941
Tourmaline Oil Corp. .................................................... 364,757 15,733
89,970
Materials (5.0%):
First Quantum Minerals Ltd. (a) ............................................. 818,070 18,507
Nutrien Ltd. ........................................................... 59,213 3,476
21,983
111,953
Chile (1.2%):
Industrials (1.2%):
Sociedad Quimica y Minera de Chile SA , ADR (a) (b) ............................. 125,473 5,393
Norway (2.9%):
Materials (2.9%):
Norsk Hydro ASA ...................................................... 1,865,105 12,640
United States (45.3%):
Energy (12.3%):
Antero Resources Corp. (a) ................................................ 215,761 7,241
Enterprise Products Partners LP ............................................. 585,201 18,299
Range Resources Corp. ................................................... 541,133 20,368
The Williams Cos., Inc. .................................................. 133,866 8,481
54,389
Industrials (3.7%):
Energy Vault Holdings, Inc. (a) (b) ........................................... 4,183,897 12,426
Hubbell, Inc. .......................................................... 9,110 3,920
16,346
Materials (28.2%):
Compass Minerals International, Inc. (a) (c) ..................................... 2,940,877 56,465
Ivanhoe Electric, Inc. (a) .................................................. 3,127,205 39,246
Linde PLC ............................................................ 40,561 19,267
Martin Marietta Materials, Inc. ............................................. 6,610 4,166
Materion Corp. ........................................................ 45,591 5,508
124,652
Utilities (1.1%):
Constellation Energy Corp. ................................................ 15,500 5,101
200,488
Total Common Stocks (Cost $268,305) 410,629
Warrants (2.4%)
Australia (1.9%):
Materials (1.9%):
Sunrise Energy Metals Ltd. (a) (d) ............................................ 3,069,985 8,545
Canada (0.5%):
Materials (0.5%):
Ivanhoe Electric, Inc. (a) (d) ................................................ 441,014 2,126
Total Warrants (Cost $4) 10,671

Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Collateral for Securities Loaned (4.3%)^
United States (4.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (e) ........ 4,768,006 $ 4,768
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (e) ............ 4,768,006 4,768
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (e) ............... 4,768,006 4,768
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (e) . 4,768,006 4,768
Total Collateral for Securities Loaned (Cost $19,072) 19,072
Total Investments (Cost $287,381) — 99.5% 440,372
Other assets in excess of liabilities — 0.5% 2,211
NET ASSETS - 100.00% $ 442,583
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
12/31/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Compass Minerals
International, Inc. ....... $ 33,430 $ 7,227 $ (13,100) $ 213 $ 28,695 $ 56,465 2,940,877 $ — $ —

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Consumer Discretionary (10.5%):
Champion Homes, Inc. (a) ................................................. 40,760 $ 3,113
Five Below, Inc. (a) ...................................................... 27,160 4,202
Genius Sports Ltd. (a) .................................................... 266,810 3,303
Kontoor Brands, Inc. .................................................... 24,780 1,977
Modine Manufacturing Co. (a) .............................................. 25,570 3,635
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 25,660 3,295
OneSpaWorld Holdings Ltd. ............................................... 261,180 5,521
Planet Fitness, Inc. , Class A (a) ............................................. 28,200 2,927
Stubhub Holdings, Inc. , Class A (a) (b) ........................................ 92,834 1,563
The Cheesecake Factory, Inc. (b) ............................................ 41,930 2,291
Universal Technical Institute, Inc. (a) ......................................... 84,297 2,744
Warby Parker, Inc. , Class A (a) .............................................. 141,400 3,900
Wingstop, Inc. ......................................................... 12,140 3,055
41,526
Consumer Staples (2.4%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 91,949 3,678
The Honest Co., Inc. (a) ................................................... 683,840 2,517
The Vita Coco Co., Inc. (a) ................................................ 75,260 3,196
9,391
Electronic Equipment, Instruments & Components (5.8%):
Badger Meter, Inc. ...................................................... 8,620 1,539
Fabrinet (a) ............................................................ 24,160 8,809
Itron, Inc. (a) .......................................................... 20,230 2,520
Mirion Technologies, Inc. (a) ............................................... 269,492 6,268
Novanta, Inc. (a) ........................................................ 38,370 3,843
22,979
Energy (2.5%):
Archrock, Inc. ......................................................... 128,250 3,374
Matador Resources Co. ................................................... 67,480 3,032
Permian Resources Corp. ................................................. 138,050 1,767
Tidewater, Inc. (a) ....................................................... 32,570 1,737
9,910
Financials (9.5%):
Euronet Worldwide, Inc. (a) ................................................ 41,780 3,669
FirstCash Holdings, Inc. .................................................. 35,840 5,678
LendingTree, Inc. (a) ..................................................... 26,150 1,693
Palomar Holdings, Inc. (a) ................................................. 32,080 3,745
Payoneer Global, Inc. (a) .................................................. 789,930 4,779
TWFG, Inc. (a) ......................................................... 124,030 3,403
UMB Financial Corp. .................................................... 27,360 3,238
Wintrust Financial Corp. .................................................. 56,100 7,430
WisdomTree, Inc. ....................................................... 304,480 4,232
37,867
Health Care (23.9%):
Adaptive Biotechnologies Corp. (a) .......................................... 396,520 5,932
AnaptysBio, Inc. (a) ..................................................... 44,080 1,350
Apogee Therapeutics, Inc. (a) ............................................... 63,360 2,517
Arcellx, Inc. (a) ........................................................ 49,220 4,041
Ascendis Pharma A/S , ADR (a) ............................................. 25,200 5,010
Avidity Biosciences, Inc. (a) (b) ............................................. 86,000 3,747
Bridgebio Pharma, Inc. (a) ................................................. 107,130 5,564
Crinetics Pharmaceuticals, Inc. (a) ........................................... 57,840 2,409
Disc Medicine, Inc. (a) ................................................... 41,300 2,729
GeneDx Holdings Corp. (a) ................................................ 17,390 1,874
Glaukos Corp. (a) ....................................................... 27,110 2,211
Guardant Health, Inc. (a) .................................................. 119,070 7,439
Halozyme Therapeutics, Inc. (a) ............................................. 49,400 3,623
HealthEquity, Inc. (a) .................................................... 34,020 3,224
Hims & Hers Health, Inc. (a) ............................................... 38,950 2,209

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Hinge Health, Inc. , Class A (a) .............................................. 63,323 $ 3,108
Ideaya Biosciences, Inc. (a) ................................................ 61,740 1,680
iRhythm Technologies, Inc. (a) .............................................. 20,340 3,498
Krystal Biotech, Inc. (a) ................................................... 14,670 2,590
Lantheus Holdings, Inc. (a) ................................................ 22,170 1,137
Merit Medical Systems, Inc. (a) ............................................. 16,790 1,397
Merus NV (a) .......................................................... 29,440 2,772
Phreesia, Inc. (a) ........................................................ 134,990 3,175
PROCEPT BioRobotics Corp. (a) (b) .......................................... 56,080 2,002
RadNet, Inc. (a) ........................................................ 46,280 3,527
Revolution Medicines, Inc. (a) .............................................. 63,030 2,944
SI-BONE, Inc. (a) ....................................................... 166,690 2,454
Spyre Therapeutics, Inc. (a) (b) .............................................. 106,068 1,778
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 72,450 2,179
Vericel Corp. (a) ........................................................ 54,910 1,728
Viridian Therapeutics, Inc. (a) .............................................. 121,910 2,631
Waystar Holding Corp. (a) ................................................. 60,981 2,312
94,791
Industrials (20.8%):
AeroVironment, Inc. (a) ................................................... 9,120 2,872
Applied Industrial Technologies, Inc. ......................................... 20,580 5,372
Argan, Inc. ........................................................... 25,930 7,002
Casella Waste Systems, Inc. (a) ............................................. 62,340 5,915
Chart Industries, Inc. (a) .................................................. 5,959 1,193
ESCO Technologies, Inc. ................................................. 38,150 8,054
FTAI Aviation Ltd. ...................................................... 22,620 3,774
Karman Holdings, Inc. (a) ................................................. 33,360 2,409
Korn Ferry ........................................................... 36,100 2,526
Kratos Defense & Security Solutions, Inc. (a) ................................... 47,100 4,304
Moog, Inc. , Class A ..................................................... 8,220 1,707
Mueller Water Products, Inc. , Class A ........................................ 222,020 5,666
NEXTracker, Inc. , Class A (a) .............................................. 103,670 7,671
Powell Industries, Inc. ................................................... 2,840 866
Primoris Services Corp. .................................................. 38,930 5,346
RXO, Inc. (a) .......................................................... 131,760 2,026
SPX Technologies, Inc. (a) ................................................. 26,040 4,864
Tecnoglass, Inc. ........................................................ 74,890 5,011
Watts Water Technologies, Inc. , Class A ....................................... 8,090 2,259
Zurn Elkay Water Solutions Corp. ........................................... 73,550 3,459
82,296
Materials (2.1%):
Avient Corp. .......................................................... 82,270 2,711
Balchem Corp. ......................................................... 34,050 5,110
Titan America SA ....................................................... 24,734 369
8,190
Real Estate (0.5%):
National Storage Affiliates Trust ............................................ 62,690 1,894
Semiconductors & Semiconductor Equipment (5.0%):
Credo Technology Group Holding Ltd. (a) ..................................... 45,560 6,634
MACOM Technology Solutions Holdings, Inc. (a) ................................ 46,803 5,826
Semtech Corp. (a) ....................................................... 101,970 7,286
19,746
Software (14.9%):
ACI Worldwide, Inc. (a) .................................................. 99,900 5,272
AvePoint, Inc. (a) ....................................................... 226,800 3,404
Bitdeer Technologies Group (a) (b) ........................................... 218,310 3,731
Box, Inc. , Class A (a) .................................................... 114,560 3,697
Braze, Inc. , Class A (a) ................................................... 63,770 1,813
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 143,710 2,590
Commvault Systems, Inc. (a) ............................................... 28,600 5,399
Freshworks, Inc. , Class A (a) ............................................... 248,230 2,922

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Gitlab, Inc. , Class A (a) ................................................... 41,770 $ 1,883
JFrog Ltd. (a) .......................................................... 78,370 3,709
Klaviyo, Inc. , Class A (a) .................................................. 124,320 3,442
Life360, Inc. (a) ........................................................ 38,170 4,057
Q2 Holdings, Inc. (a) ..................................................... 70,560 5,108
ServiceTitan, Inc. (a) ..................................................... 41,730 4,208
Varonis Systems, Inc. (a) .................................................. 135,300 7,776
59,011
Technology Hardware, Storage & Peripherals (1.9%):
IonQ, Inc. (a) (b) ........................................................ 124,840 7,678
Total Common Stocks (Cost $315,177)
a
a
a
395,279
Collateral for Securities Loaned (3.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 3,685,949 3,686
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 3,685,949 3,686
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 3,685,949 3,686
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 3,685,949 3,686
Total Collateral for Securities Loaned (Cost $14,744)
a
a
a
14,744
Total Investments (Cost $329,921) — 103.5% 410,023
Liabilities in excess of other assets —  (3.5)% (13,993)
NET ASSETS - 100.00% $ 396,030
At September 30, 2025, the Fund's investments in foreign securities were 7.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (1.3%):
Reddit, Inc. , Class A (a) ................................................... 4,800 $ 1,104
Consumer Discretionary (9.2%):
Champion Homes, Inc. (a) ................................................. 11,940 912
Duolingo, Inc. (a) ....................................................... 1,520 489
Dutch Bros, Inc. , Class A (a) ............................................... 19,200 1,005
Five Below, Inc. (a) ...................................................... 11,580 1,791
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 9,030 1,160
Planet Fitness, Inc. , Class A (a) ............................................. 13,680 1,420
Wingstop, Inc. ......................................................... 3,990 1,004
7,781
Consumer Staples (4.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 13,770 1,284
Celsius Holdings, Inc. (a) .................................................. 29,210 1,679
The Vita Coco Co., Inc. (a) ................................................ 28,500 1,211
4,174
Electronic Equipment, Instruments & Components (8.3%):
Coherent Corp. (a) ...................................................... 13,910 1,498
Fabrinet (a) ............................................................ 7,580 2,764
Mirion Technologies, Inc. (a) ............................................... 52,871 1,230
Novanta, Inc. (a) ........................................................ 5,090 510
Trimble, Inc. (a) ........................................................ 12,830 1,047
7,049
Energy (1.8%):
Matador Resources Co. ................................................... 33,130 1,489
Financials (10.8%):
Euronet Worldwide, Inc. (a) ................................................ 15,240 1,338
FirstCash Holdings, Inc. .................................................. 11,506 1,823
Kinsale Capital Group, Inc. ................................................ 1,020 434
Payoneer Global, Inc. (a) .................................................. 240,920 1,458
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 11,920 923
Wintrust Financial Corp. .................................................. 15,460 2,047
WisdomTree, Inc. (b) ..................................................... 83,910 1,166
9,189
Health Care (20.5%):
Ascendis Pharma A/S , ADR (a) ............................................. 7,200 1,431
Bridgebio Pharma, Inc. (a) ................................................. 16,400 852
Glaukos Corp. (a) ....................................................... 7,130 581
Guardant Health, Inc. (a) .................................................. 25,730 1,607
Halozyme Therapeutics, Inc. (a) ............................................. 16,660 1,222
HealthEquity, Inc. (a) .................................................... 9,500 900
Hinge Health, Inc. , Class A (a) .............................................. 18,004 884
Insmed, Inc. (a) ......................................................... 20,150 2,902
Natera, Inc. (a) ......................................................... 7,820 1,259
Neurocrine Biosciences, Inc. (a) ............................................. 13,990 1,964
Penumbra, Inc. (a) ....................................................... 3,790 960
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 15,560 468
Vericel Corp. (a) ........................................................ 21,220 668
Waystar Holding Corp. (a) ................................................. 45,591 1,729
17,427
Industrials (21.6%):
Applied Industrial Technologies, Inc. ......................................... 5,940 1,551
Argan, Inc. ........................................................... 7,580 2,047
Clean Harbors, Inc. (a) ................................................... 7,310 1,698
Comfort Systems USA, Inc. ............................................... 890 734
ESCO Technologies, Inc. ................................................. 8,580 1,811
FTAI Aviation Ltd. ...................................................... 10,100 1,685
Kratos Defense & Security Solutions, Inc. (a) ................................... 12,010 1,097
Mueller Water Products, Inc. , Class A ........................................ 50,160 1,280

Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
NEXTracker, Inc. , Class A (a) .............................................. 17,470 $ 1,293
Paylocity Holding Corp. (a) ................................................ 7,720 1,230
Primoris Services Corp. .................................................. 7,210 990
Tecnoglass, Inc. ........................................................ 23,875 1,597
Woodward, Inc. ........................................................ 5,100 1,289
18,302
Materials (2.1%):
Avient Corp. .......................................................... 20,700 682
Balchem Corp. ......................................................... 7,170 1,076
1,758
Semiconductors & Semiconductor Equipment (4.7%):
Credo Technology Group Holding Ltd. (a) ..................................... 10,370 1,510
MACOM Technology Solutions Holdings, Inc. (a) ................................ 12,100 1,506
Semtech Corp. (a) ....................................................... 14,160 1,012
4,028
Software (14.7%):
Appfolio, Inc. , Class A (a) ................................................. 3,750 1,034
Check Point Software Technologies Ltd. (a) .................................... 11,970 2,477
CyberArk Software Ltd. (a) ................................................ 4,850 2,343
Dynatrace, Inc. (a) ...................................................... 19,950 967
Life360, Inc. (a) (b) ...................................................... 11,770 1,251
Procore Technologies, Inc. (a) .............................................. 19,810 1,444
PTC, Inc. (a) ........................................................... 6,310 1,281
Q2 Holdings, Inc. (a) ..................................................... 23,090 1,671
12,468
Total Common Stocks (Cost $66,220)
a
a
a
84,769
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 531,428 532
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 531,428 532
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 531,428 531
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 531,428 531
Total Collateral for Securities Loaned (Cost $2,126)
a
a
a
2,126
Total Investments (Cost $68,346) — 102.4% 86,895
Liabilities in excess of other assets —  (2.4)% (2,073)
NET ASSETS - 100.00% $ 84,822
At September 30, 2025, the Fund's investments in foreign securities were 10.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.5%)
Communication Services (6.4%):
Pinterest, Inc. , Class A (a) ................................................. 36,570 $ 1,176
Reddit, Inc. , Class A (a) ................................................... 3,190 734
ROBLOX Corp. , Class A (a) ............................................... 12,330 1,708
Take-Two Interactive Software, Inc. (a) ........................................ 2,930 757
The Trade Desk, Inc. , Class A (a) ............................................ 4,990 245
4,620
Consumer Discretionary (18.3%):
Burlington Stores, Inc. (a) ................................................. 5,490 1,397
Carvana Co. (a) ......................................................... 4,080 1,539
Champion Homes, Inc. (a) ................................................. 4,400 336
Chipotle Mexican Grill, Inc. (a) ............................................. 6,380 250
Duolingo, Inc. (a) ....................................................... 1,270 409
Dutch Bros, Inc. , Class A (a) ............................................... 12,060 631
Five Below, Inc. (a) ...................................................... 5,040 780
Flutter Entertainment PLC (a) .............................................. 3,360 853
Hilton Worldwide Holdings, Inc. ............................................ 5,460 1,417
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 6,540 840
Planet Fitness, Inc. , Class A (a) ............................................. 8,940 928
Royal Caribbean Cruises Ltd. .............................................. 5,910 1,912
Ulta Beauty, Inc. (a) ..................................................... 1,740 951
Universal Technical Institute, Inc. (a) ......................................... 11,130 362
Wingstop, Inc. ......................................................... 2,220 559
13,164
Consumer Staples (2.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 5,500 513
Celsius Holdings, Inc. (a) .................................................. 17,990 1,034
Maplebear, Inc. (a) ...................................................... 15,020 552
2,099
Energy (2.5%):
Cheniere Energy, Inc. .................................................... 4,350 1,022
Diamondback Energy, Inc. ................................................ 2,060 295
Permian Resources Corp. ................................................. 35,110 449
1,766
Financials (12.4%):
Affirm Holdings, Inc. (a) .................................................. 5,230 382
Ameriprise Financial, Inc. ................................................. 2,320 1,140
Coinbase Global, Inc. , Class A (a) ........................................... 1,140 385
Euronet Worldwide, Inc. (a) ................................................ 4,060 356
FirstCash Holdings, Inc. .................................................. 6,940 1,099
Huntington Bancshares, Inc. ............................................... 36,680 633
Kinsale Capital Group, Inc. ................................................ 710 302
LPL Financial Holdings, Inc. ............................................... 2,590 862
MSCI, Inc. ........................................................... 1,300 738
Ryan Specialty Holdings, Inc. .............................................. 6,960 392
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 8,440 653
Toast, Inc. , Class A (a) .................................................... 14,240 520
Tradeweb Markets, Inc. , Class A ............................................ 3,690 410
Wintrust Financial Corp. .................................................. 5,020 665
WisdomTree, Inc. (b) ..................................................... 24,930 347
8,884
Health Care (13.3%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,770 1,263
Ascendis Pharma A/S , ADR (a) ............................................. 1,910 380
Cencora, Inc. .......................................................... 3,560 1,112
Dexcom, Inc. (a) ........................................................ 9,530 641
HealthEquity, Inc. (a) .................................................... 6,320 599
IDEXX Laboratories, Inc. (a) ............................................... 560 358
Insmed, Inc. (a) ......................................................... 6,140 884
Insulet Corp. (a) ........................................................ 2,830 874

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Masimo Corp. (a) ....................................................... 2,630 $ 388
Natera, Inc. (a) ......................................................... 5,590 900
Penumbra, Inc. (a) ....................................................... 2,140 542
Veeva Systems, Inc. , Class A (a) ............................................. 3,270 974
Waystar Holding Corp. (a) ................................................. 17,712 672
9,587
Industrials (20.2%):
Argan, Inc. ........................................................... 2,770 748
Axon Enterprise, Inc. (a) .................................................. 1,740 1,249
Builders FirstSource, Inc. (a) ............................................... 2,730 331
BWX Technologies, Inc. .................................................. 3,340 616
Clean Harbors, Inc. (a) ................................................... 3,300 766
Comfort Systems USA, Inc. ............................................... 1,040 858
Core & Main, Inc. , Class A (a) .............................................. 6,780 365
Curtiss-Wright Corp. .................................................... 820 445
Flowserve Corp. ........................................................ 8,780 467
FTAI Aviation Ltd. ...................................................... 6,660 1,111
HEICO Corp. , Class A ................................................... 3,200 813
Howmet Aerospace, Inc. .................................................. 9,450 1,854
Mueller Water Products, Inc. , Class A ........................................ 27,850 711
Quanta Services, Inc. .................................................... 1,850 767
Rockwell Automation, Inc. ................................................ 420 147
Verisk Analytics, Inc. .................................................... 2,910 732
Vertiv Holdings Co. , Class A ............................................... 10,130 1,528
Woodward, Inc. ........................................................ 3,950 998
14,506
Information Technology (18.4%):
AppLovin Corp. , Class A (a) ............................................... 2,030 1,459
Cloudflare, Inc. , Class A (a) ................................................ 7,880 1,691
Coherent Corp. (a) ...................................................... 7,300 786
CyberArk Software Ltd. (a) ................................................ 1,650 797
Datadog, Inc. , Class A (a) ................................................. 7,120 1,014
Dynatrace, Inc. (a) ...................................................... 12,850 622
Fair Isaac Corp. (a) ...................................................... 340 509
HubSpot, Inc. (a) ....................................................... 1,880 879
MACOM Technology Solutions Holdings, Inc. (a) ................................ 5,460 680
Monolithic Power Systems, Inc. ............................................ 1,830 1,685
Novanta, Inc. (a) ........................................................ 3,970 398
PTC, Inc. (a) ........................................................... 5,330 1,082
Strategy, Inc. (a) ........................................................ 1,180 380
Trimble, Inc. (a) ........................................................ 7,970 651
Zscaler, Inc. (a) ......................................................... 1,990 596
13,229
Utilities (3.1%):
Constellation Energy Corp. ................................................ 2,010 661
Vistra Corp. ........................................................... 7,960 1,560
2,221
Total Common Stocks (Cost $52,390)
a
a
a
70,076
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 246,876 247
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 246,876 247
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 246,876 247
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 246,876 247
Total Collateral for Securities Loaned (Cost $988)
a
a
a
988
Total Investments (Cost $53,378) — 98.9% 71,064
Other assets in excess of liabilities —  1.1% 804
NET ASSETS - 100.00% $ 71,868
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (13.2%):
Alphabet, Inc. , Class C ................................................... 73,200 $ 17,828
Meta Platforms, Inc. , Class A .............................................. 29,890 21,951
Netflix, Inc. (a) ......................................................... 8,220 9,855
The Trade Desk, Inc. , Class A (a) ............................................ 6,020 295
49,929
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 36,850 5,369
Consumer Discretionary (11.5%):
Amazon.com, Inc. (a) .................................................... 82,500 18,115
Burlington Stores, Inc. (a) ................................................. 22,720 5,782
Chipotle Mexican Grill, Inc. (a) ............................................. 30,830 1,208
Tesla, Inc. (a) .......................................................... 30,640 13,626
Ulta Beauty, Inc. (a) ..................................................... 9,110 4,981
43,712
Consumer Staples (1.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 31,040 2,895
Keurig Dr. Pepper, Inc. ................................................... 60,850 1,552
4,447
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 8,840 1,265
Financials (6.3%):
Huntington Bancshares, Inc. ............................................... 209,040 3,610
LPL Financial Holdings, Inc. ............................................... 9,270 3,084
The Progressive Corp. ................................................... 6,930 1,711
Tradeweb Markets, Inc. , Class A ............................................ 26,550 2,947
Visa, Inc. , Class A ...................................................... 37,187 12,695
24,047
Health Care (6.0%):
Dexcom, Inc. (a) ........................................................ 21,160 1,424
Eli Lilly & Co. ......................................................... 14,320 10,926
Insmed, Inc. (a) ......................................................... 18,640 2,684
Intuitive Surgical, Inc. (a) ................................................. 6,880 3,077
Natera, Inc. (a) ......................................................... 20,420 3,287
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,720 1,457
22,855
Industrials (6.0%):
Builders FirstSource, Inc. (a) ............................................... 12,270 1,488
BWX Technologies, Inc. .................................................. 14,050 2,590
Clean Harbors, Inc. (a) ................................................... 12,670 2,942
GE Vernova, Inc. ....................................................... 2,740 1,685
HEICO Corp. , Class A ................................................... 14,620 3,715
Howmet Aerospace, Inc. .................................................. 16,290 3,197
Quanta Services, Inc. .................................................... 7,040 2,917
Uber Technologies, Inc. (a) ................................................ 41,830 4,098
22,632
IT Services (1.4%):
Snowflake, Inc. (a) ...................................................... 23,470 5,294
Semiconductors & Semiconductor Equipment (21.2%):
Broadcom, Inc. ........................................................ 40,030 13,206
Lam Research Corp. ..................................................... 39,340 5,268
Monolithic Power Systems, Inc. ............................................ 5,720 5,266
NVIDIA Corp. ......................................................... 287,640 53,668
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 11,010 3,075
80,483
Software (20.7%):
AppLovin Corp. , Class A (a) ............................................... 7,900 5,677

Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Autodesk, Inc. (a) ....................................................... 8,300 $ 2,637
Intuit, Inc. ............................................................ 4,020 2,745
Microsoft Corp. ........................................................ 85,370 44,217
Oracle Corp. .......................................................... 30,270 8,513
Palantir Technologies, Inc. , Class A (a) ........................................ 10,350 1,888
Palo Alto Networks, Inc. (a) ................................................ 17,940 3,653
ServiceNow, Inc. (a) ..................................................... 6,170 5,678
Synopsys, Inc. (a) ....................................................... 6,930 3,419
78,427
Technology Hardware, Storage & Peripherals (9.8%):
Apple, Inc. ........................................................... 146,058 37,191
Total Common Stocks (Cost $128,353)
a
a
a
375,651
Total Investments (Cost $128,353) — 99.0% 375,651
Other assets in excess of liabilities —  1.0% 3,637
NET ASSETS - 100.00% $ 379,288
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (14.5%):
Meta Platforms, Inc. , Class A .............................................. 24,000 $ 17,625
Netflix, Inc. (a) ......................................................... 6,490 7,781
Reddit, Inc. , Class A (a) ................................................... 13,740 3,160
Take-Two Interactive Software, Inc. (a) ........................................ 9,940 2,568
The Trade Desk, Inc. , Class A (a) ............................................ 10,950 537
31,671
Communications Equipment (1.3%):
Arista Networks, Inc. (a) .................................................. 19,750 2,878
Consumer Discretionary (4.0%):
Amazon.com, Inc. (a) .................................................... 39,970 8,776
Consumer Staples (0.6%):
Maplebear, Inc. (a) ...................................................... 34,260 1,260
Electronic Equipment, Instruments & Components (3.9%):
Coherent Corp. (a) ...................................................... 29,660 3,195
Fabrinet (a) ............................................................ 6,040 2,202
Novanta, Inc. (a) ........................................................ 10,980 1,100
Trimble, Inc. (a) ........................................................ 24,130 1,970
8,467
Financials (2.0%):
Coinbase Global, Inc. , Class A (a) ........................................... 3,170 1,070
Visa, Inc. , Class A ...................................................... 9,410 3,212
4,282
Health Care (15.6%):
Absci Corp. (a) (b) ....................................................... 94,560 287
AnaptysBio, Inc. (a) (b) ................................................... 48,350 1,481
Apogee Therapeutics, Inc. (a) ............................................... 19,580 778
Arcellx, Inc. (a) ........................................................ 13,470 1,106
Avidity Biosciences, Inc. (a) ............................................... 9,920 432
Bridgebio Pharma, Inc. (a) ................................................. 24,910 1,294
CAMP4 Therapeutics Corp. (a) (b) ........................................... 59,270 178
Crinetics Pharmaceuticals, Inc. (a) ........................................... 37,120 1,546
Disc Medicine, Inc. (a) ................................................... 23,840 1,575
Dyne Therapeutics, Inc. (a) ................................................ 26,850 340
Eli Lilly & Co. ......................................................... 2,910 2,220
Guardant Health, Inc. (a) .................................................. 57,770 3,609
Ideaya Biosciences, Inc. (a) ................................................ 30,340 826
Insmed, Inc. (a) ......................................................... 21,970 3,164
Kymera Therapeutics, Inc. (a) .............................................. 6,880 389
Merus NV (a) .......................................................... 10,250 965
MoonLake Immunotherapeutics (a) (b) ........................................ 18,790 135
Natera, Inc. (a) ......................................................... 13,770 2,217
Olema Pharmaceuticals, Inc. (a) ............................................. 66,230 648
ORIC Pharmaceuticals, Inc. (a) ............................................. 93,090 1,117
Protagonist Therapeutics, Inc. (a) ............................................ 20,140 1,338
Revolution Medicines, Inc. (a) .............................................. 39,500 1,845
Spyre Therapeutics, Inc. (a) (b) .............................................. 19,928 334
Twist Bioscience Corp. (a) ................................................. 21,720 611
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 26,900 809
Veeva Systems, Inc. , Class A (a) ............................................. 4,230 1,260
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,250 1,665
Viridian Therapeutics, Inc. (a) .............................................. 64,560 1,393
Zymeworks, Inc. (a) ..................................................... 21,570 368
33,930
IT Services (2.6%):
Snowflake, Inc. (a) ...................................................... 19,340 4,362
Wix.com Ltd. (a) ........................................................ 7,230 1,285
5,647

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Semiconductors & Semiconductor Equipment (25.7%):
Aehr Test Systems (a) (b) .................................................. 69,540 $ 2,094
Broadcom, Inc. ........................................................ 7,290 2,405
Credo Technology Group Holding Ltd. (a) ..................................... 26,810 3,904
Impinj, Inc. (a) ......................................................... 7,690 1,390
Lam Research Corp. ..................................................... 17,010 2,278
MACOM Technology Solutions Holdings, Inc. (a) ................................ 36,720 4,571
Marvell Technology, Inc. ................................................. 42,340 3,559
MaxLinear, Inc. (a) ...................................................... 138,110 2,221
Monolithic Power Systems, Inc. ............................................ 5,910 5,441
NVIDIA Corp. ......................................................... 118,420 22,095
Semtech Corp. (a) ....................................................... 58,610 4,188
Silicon Motion Technology Corp. , ADR ....................................... 19,350 1,834
55,980
Software (29.4%):
AppLovin Corp. , Class A (a) ............................................... 21,400 15,377
Confluent, Inc. , Class A (a) ................................................ 82,330 1,630
CyberArk Software Ltd. (a) ................................................ 6,240 3,015
Dynatrace, Inc. (a) ...................................................... 32,600 1,580
Fair Isaac Corp. (a) ...................................................... 1,280 1,916
Gitlab, Inc. , Class A (a) ................................................... 18,900 852
JFrog Ltd. (a) .......................................................... 49,860 2,360
Klaviyo, Inc. , Class A (a) .................................................. 67,810 1,878
Microsoft Corp. ........................................................ 34,450 17,843
Monday.com Ltd. (a) ..................................................... 4,180 810
Riot Platforms, Inc. (a) ................................................... 22,610 430
Samsara, Inc. , Class A (a) ................................................. 15,690 584
ServiceNow, Inc. (a) ..................................................... 6,970 6,414
Strategy, Inc. (a) ........................................................ 3,480 1,121
Synopsys, Inc. (a) ....................................................... 2,390 1,179
Unity Software, Inc. (a) ................................................... 16,280 652
Varonis Systems, Inc. (a) .................................................. 110,290 6,338
63,979
Total Common Stocks (Cost $88,801)
a
a
a
216,870
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 1,346,518 — (e)
Total Warrants (Cost $14)
a
a
a
— (e)
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (f) ........ 453,346 454
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (f) ............ 453,346 453
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (f) ................ 453,346 453
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (f) . 453,346 453
Total Collateral for Securities Loaned (Cost $1,813)
a
a
a
1,813
Total Investments (Cost $90,628) — 100.4% 218,683
Liabilities in excess of other assets —  (0.4)% (879)
NET ASSETS - 100.00% $ 217,804
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on September 30, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Australia (6.2%):
Consumer Discretionary (1.4%):
Aristocrat Leisure Ltd. ................................................... 156,752 $ 7,255
Financials (1.1%):
Macquarie Group Ltd. ................................................... 40,797 5,920
Health Care (0.5%):
CSL Ltd. ............................................................. 20,655 2,716
Materials (2.0%):
BHP Group Ltd. ........................................................ 382,368 10,678
Real Estate (1.2%):
Scentre Group ......................................................... 2,229,447 6,012
32,581
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (a) ................................................... 43,744 5,766
Belgium (0.9%):
Information Technology (0.5%):
Melexis NV ........................................................... 29,109 2,320
Materials (0.4%):
Solvay SA , Class A ..................................................... 72,749 2,316
4,636
Denmark (2.2%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 32,831 4,293
Health Care (1.4%):
Novo Nordisk A/S , Class B ................................................ 129,246 7,198
11,491
Finland (1.3%):
Financials (1.3%):
Nordea Bank Abp ....................................................... 422,801 6,960
France (9.1%):
Consumer Discretionary (1.4%):
FDJ UNITED ......................................................... 12,901 432
LVMH Moet Hennessy Louis Vuitton SE ...................................... 11,163 6,869
7,301
Consumer Staples (1.7%):
L'Oreal SA ........................................................... 20,319 8,827
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 15,143 2,812
Industrials (4.4%):
Eiffage SA ............................................................ 40,400 5,176
Rexel SA ............................................................. 201,121 6,621
Safran SA ............................................................ 32,462 11,518
23,315
Information Technology (0.4%):
Capgemini SE ......................................................... 13,117 1,913
Materials (0.7%):
Arkema SA ........................................................... 57,292 3,632
47,800
Germany (10.2%):
Communication Services (0.7%):
CTS Eventim AG & Co. KGaA (b) ........................................... 37,511 3,682

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Consumer Discretionary (1.0%):
Volkswagen AG , Preference Shares .......................................... 50,906 $ 5,517
Financials (2.7%):
Allianz SE , Registered Shares .............................................. 34,259 14,412
Industrials (2.6%):
Siemens AG , Registered Shares ............................................. 50,345 13,590
Information Technology (2.3%):
SAP SE .............................................................. 45,350 12,142
Utilities (0.9%):
RWE AG ............................................................. 100,741 4,480
53,823
Hong Kong (2.8%):
Financials (1.8%):
AIA Group Ltd. ........................................................ 995,400 9,540
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 1,134,500 5,495
15,035
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (b) (c) .......................................... 168,338 3,123
Italy (2.5%):
Financials (1.3%):
Banco BPM SpA ....................................................... 450,788 6,765
Utilities (1.2%):
Enel SpA ............................................................. 682,066 6,463
13,228
Japan (21.0%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 118,200 3,209
Kakaku.com, Inc. ....................................................... 270,300 4,643
7,852
Consumer Discretionary (2.7%):
Toyota Motor Corp. ..................................................... 637,900 12,253
ZOZO, Inc. ........................................................... 217,300 1,997
14,250
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 39,100 2,794
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 293,500 9,867
Tokio Marine Holdings, Inc. ............................................... 201,700 8,538
18,405
Health Care (2.5%):
Hoya Corp. ........................................................... 54,000 7,467
Shionogi & Co. Ltd. ..................................................... 307,600 5,421
12,888
Industrials (5.8%):
Fuji Electric Co. Ltd. .................................................... 124,100 8,320
MISUMI Group, Inc. .................................................... 160,500 2,500
Mitsubishi Heavy Industries Ltd. ............................................ 359,400 9,406
Nippon Yusen KK ...................................................... 122,800 4,191
Sanwa Holdings Corp. ................................................... 215,600 6,164
30,581
Information Technology (3.4%):
Disco Corp. ........................................................... 21,600 6,773
Fujitsu Ltd. ........................................................... 272,700 6,398

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Oracle Corp. .......................................................... 47,000 $ 4,799
17,970
Real Estate (1.1%):
Sumitomo Realty & Development Co. Ltd. .................................... 133,100 5,871
110,611
Netherlands (6.2%):
Communication Services (1.0%):
Koninklijke KPN NV .................................................... 1,102,688 5,292
Financials (2.2%):
ING Groep NV ........................................................ 445,721 11,684
Industrials (1.0%):
Wolters Kluwer NV ..................................................... 38,073 5,196
Information Technology (2.0%):
ASM International NV ................................................... 8,631 5,205
ASML Holding NV ..................................................... 5,368 5,234
10,439
32,611
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 158,973 3,413
Norway (0.9%):
Industrials (0.9%):
Kongsberg Gruppen ASA ................................................. 155,200 4,962
Singapore (1.0%):
Financials (1.0%):
Singapore Exchange Ltd. ................................................. 414,800 5,326
Spain (3.5%):
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 615,050 11,850
Industrials (1.3%):
Aena SME SA (a) ....................................................... 248,015 6,780
18,630
Sweden (1.5%):
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 20,565 538
Industrials (1.4%):
Atlas Copco AB , Class B ................................................. 500,038 7,528
8,066
Switzerland (11.6%):
Consumer Staples (3.2%):
Coca-Cola HBC AG (c) ................................................... 132,934 6,271
Nestle SA , Registered Shares .............................................. 116,876 10,735
17,006
Financials (2.2%):
Partners Group Holding AG ............................................... 2,614 3,421
UBS Group AG (c) ...................................................... 196,058 8,062
11,483
Health Care (5.3%):
Novartis AG , Registered Shares ............................................. 113,650 14,616
Roche Holding AG ...................................................... 40,433 13,466
28,082
Information Technology (0.9%):
Logitech International SA , Registered Shares ................................... 40,499 4,456
61,027

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
United Kingdom (14.7%):
Communication Services (0.8%):
Auto Trader Group PLC (a) ................................................ 410,273 $ 4,358
Consumer Discretionary (1.0%):
Next PLC ............................................................ 32,551 5,426
Consumer Staples (2.7%):
Imperial Brands PLC .................................................... 219,056 9,305
Unilever PLC ......................................................... 79,816 4,717
14,022
Energy (2.6%):
BP PLC .............................................................. 524,926 3,013
Shell PLC ............................................................ 295,822 10,542
13,555
Financials (5.2%):
Barclays PLC ......................................................... 2,340,933 12,043
HSBC Holdings PLC .................................................... 1,078,826 15,223
27,266
Materials (1.4%):
Rio Tinto PLC ......................................................... 115,222 7,592
Utilities (1.0%):
Centrica PLC .......................................................... 2,295,406 5,154
77,373
Total Common Stocks (Cost $369,295) 516,462
Exchange-Traded Funds (0.0%)(d)
United States (0.0%):(d)
iShares MSCI EAFE ETF (b) ............................................... 2,721 254
Total Exchange-Traded Funds (Cost $180) 254
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (e) ........ 607,846 607
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (e) ............ 607,846 608
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (e) ............... 607,846 608
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (e) . 607,846 608
Total Collateral for Securities Loaned (Cost $2,431) 2,431
Total Investments (Cost $371,906) — 98.4% 519,147
Other assets in excess of liabilities — 1.6% 8,610
NET ASSETS - 100.00% $ 527,757
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$16,904 (thousands) and amounted to 3.2% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on September 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory RS Global Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.1%)
Australia (1.2%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 309,833 $ 14,339
Health Care (0.4%):
CSL Ltd. ............................................................. 47,562 6,255
20,594
Austria (1.0%):
Financials (1.0%):
BAWAG Group AG (a) ................................................... 128,023 16,876
Belgium (0.5%):
Information Technology (0.5%):
Melexis NV (b) ......................................................... 114,055 9,091
Canada (2.9%):
Consumer Staples (0.6%):
George Weston Ltd. ..................................................... 185,217 11,299
Information Technology (0.6%):
Constellation Software, Inc. ............................................... 3,580 9,720
Materials (1.3%):
Agnico Eagle Mines Ltd. ................................................. 133,746 22,530
Utilities (0.4%):
Atco Ltd. , Class I (b) ..................................................... 189,984 6,878
50,427
China (2.6%):
Communication Services (1.5%):
Tencent Holdings Ltd. ................................................... 297,800 25,376
Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 1,176,242 6,456
Financials (0.7%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 17,249,000 12,702
44,534
Denmark (0.5%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 60,057 7,853
France (1.7%):
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 57,379 10,654
Industrials (1.1%):
Eiffage SA ............................................................ 60,242 7,717
Rexel SA ............................................................. 316,172 10,408
18,125
28,779
Germany (0.8%):
Industrials (0.8%):
Siemens AG , Registered Shares ............................................. 47,756 12,891
Indonesia (0.5%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk ........................................... 51,201,300 9,430
Ireland (1.0%):
Industrials (1.0%):
Eaton Corp. PLC ....................................................... 46,816 17,521
Italy (0.6%):
Utilities (0.6%):
Enel SpA ............................................................. 1,101,560 10,438

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Japan (4.8%):
Communication Services (0.6%):
Kakaku.com, Inc. ....................................................... 574,400 $ 9,866
Consumer Discretionary (0.4%):
ZOZO, Inc. ........................................................... 713,500 6,557
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 122,600 8,759
Financials (0.9%):
Mizuho Financial Group, Inc. .............................................. 473,800 15,929
Health Care (0.6%):
Hoya Corp. ........................................................... 75,600 10,454
Industrials (0.6%):
Fuji Electric Co. Ltd. .................................................... 158,500 10,626
Information Technology (1.2%):
Disco Corp. ........................................................... 24,000 7,526
Oracle Corp. .......................................................... 123,900 12,652
20,178
82,369
Netherlands (0.5%):
Information Technology (0.5%):
ASM International NV ................................................... 13,862 8,360
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 369,757 7,938
Norway (0.6%):
Industrials (0.6%):
Kongsberg Gruppen ASA ................................................. 335,299 10,721
Singapore (1.0%):
Financials (1.0%):
Singapore Exchange Ltd. ................................................. 1,385,900 17,796
South Africa (0.5%):
Consumer Discretionary (0.5%):
Mr Price Group Ltd. ..................................................... 735,416 8,676
Spain (1.6%):
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 902,744 17,393
Industrials (0.6%):
Aena SME SA (a) ....................................................... 374,046 10,225
27,618
Sweden (0.6%):
Industrials (0.6%):
Atlas Copco AB , Class B ................................................. 711,497 10,711
Switzerland (3.8%):
Consumer Staples (1.0%):
Nestle SA , Registered Shares .............................................. 191,336 17,575
Financials (1.2%):
Chubb Ltd. ........................................................... 34,220 9,659
Partners Group Holding AG ............................................... 7,763 10,159
19,818
Health Care (1.1%):
Roche Holding AG ...................................................... 56,863 18,938
Information Technology (0.5%):
Logitech International SA , Registered Shares ................................... 77,537 8,530
64,861

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Taiwan (4.0%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 7,558,000 $ 16,332
Information Technology (3.0%):
ASE Technology Holding Co. Ltd. ........................................... 1,139,000 6,221
Lite-On Technology Corp. ................................................ 1,966,000 11,180
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 804,000 34,936
52,337
68,669
United Kingdom (3.3%):
Consumer Discretionary (0.8%):
Next PLC ............................................................ 81,435 13,573
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 340,802 14,476
Financials (1.0%):
HSBC Holdings PLC .................................................... 1,265,745 17,861
Materials (0.7%):
Rio Tinto PLC ......................................................... 174,041 11,468
57,378
United States (62.6%):
Communication Services (7.4%):
Alphabet, Inc. , Class C ................................................... 238,827 58,166
Meta Platforms, Inc. , Class A .............................................. 60,656 44,545
Netflix, Inc. (c) ......................................................... 20,422 24,484
127,195
Consumer Discretionary (6.5%):
Amazon.com, Inc. (c) .................................................... 177,259 38,921
Booking Holdings, Inc. ................................................... 3,187 17,208
McDonald's Corp. ...................................................... 69,750 21,196
PulteGroup, Inc. ........................................................ 117,204 15,486
Tesla, Inc. (c) .......................................................... 44,561 19,817
112,628
Consumer Staples (2.1%):
Colgate-Palmolive Co. ................................................... 228,226 18,244
PepsiCo, Inc. .......................................................... 129,415 18,175
36,419
Energy (2.5%):
APA Corp. ............................................................ 480,908 11,677
ConocoPhillips Co. ..................................................... 74,715 7,067
Exxon Mobil Corp. ..................................................... 211,755 23,875
42,619
Financials (8.8%):
Bank of America Corp. ................................................... 333,499 17,205
Jackson Financial, Inc. , Class A ............................................. 93,163 9,431
JPMorgan Chase & Co. .................................................. 98,801 31,165
Mastercard, Inc. , Class A ................................................. 56,883 32,356
S&P Global, Inc. ....................................................... 41,137 20,022
Synchrony Financial ..................................................... 142,044 10,092
The PNC Financial Services Group, Inc. ...................................... 59,101 11,875
Unum Group .......................................................... 260,218 20,240
152,386
Health Care (6.6%):
Amgen, Inc. ........................................................... 42,040 11,864
Dexcom, Inc. (c) ........................................................ 107,848 7,257
Doximity, Inc. , Class A (c) ................................................. 200,762 14,686
Eli Lilly & Co. ......................................................... 31,987 24,406
Gilead Sciences, Inc. .................................................... 134,887 14,972
IDEXX Laboratories, Inc. (c) ............................................... 26,965 17,228

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Johnson & Johnson ..................................................... 130,440 $ 24,186
114,599
Industrials (4.0%):
Caterpillar, Inc. ........................................................ 47,721 22,770
Curtiss-Wright Corp. .................................................... 29,648 16,097
Delta Air Lines, Inc. ..................................................... 197,633 11,216
Lennox International, Inc. ................................................. 16,254 8,604
Vertiv Holdings Co. , Class A ............................................... 65,179 9,833
68,520
Information Technology (20.2%):
Adobe, Inc. (c) ......................................................... 39,053 13,776
Apple, Inc. ........................................................... 323,657 82,413
Broadcom, Inc. ........................................................ 58,353 19,251
Cisco Systems, Inc. ..................................................... 332,693 22,763
Fortinet, Inc. (c) ........................................................ 186,021 15,641
Microsoft Corp. ........................................................ 158,886 82,295
NVIDIA Corp. ......................................................... 518,943 96,824
Texas Instruments, Inc. ................................................... 82,501 15,158
348,121
Materials (1.1%):
Alcoa Corp. ........................................................... 251,487 8,271
Freeport-McMoRan, Inc. ................................................. 262,025 10,277
18,548
Real Estate (1.8%):
Prologis, Inc. .......................................................... 100,767 11,540
Simon Property Group, Inc. ............................................... 106,527 19,992
31,532
Utilities (1.6%):
Constellation Energy Corp. ................................................ 31,815 10,469
Edison International ..................................................... 201,646 11,147
Vistra Corp. ........................................................... 30,329 5,942
27,558
1,080,125
Total Common Stocks (Cost $1,176,935) 1,673,656
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (d) .............................. 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF (b) .............................................. 119,858 16,569
Total Exchange-Traded Funds (Cost $15,297) 16,569
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (e) ........ 4,164,690 4,164
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (e) ............ 4,164,690 4,165
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (e) ............... 4,164,690 4,165
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (e) . 4,164,690 4,165
Total Collateral for Securities Loaned (Cost $16,659) 16,659
Total Investments (Cost $1,208,891) — 99.1% 1,706,884
Other assets in excess of liabilities — 0.9% 17,566
NET ASSETS - 100.00% $ 1,724,450
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$27,101 (thousands) and amounted to 1.6% of net assets.

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) Rate disclosed is the daily yield on September 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (22.9%)
ABS Auto (12.2%):
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 10/15/28 @ 100 (a) ........................................... $ 127 $ 130
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 6 .66% , 2/20/30 (a) .. 750 795
CarMax Auto Owner Trust , Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 . 250 254
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 108 110
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 382 393
Credit Acceptance Auto Loan Trust , Series 2024-3A , Class B , 4 .85% , 11/15/34 , Callable
5/15/28 @ 100 (a) ................................................... 250 249
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 164 163
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @
100 (a) ........................................................... 250 257
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 500 519
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 247 249
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 328 340
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @
100 (a) ........................................................... 202 207
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class B , 6 .20% , 2/15/27 , Callable 3/15/26 @ 100 ................. 250 251
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 393 397
GLS Auto Receivables Issuer Trust , Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 1/15/26
@ 100 (a) ......................................................... 250 247
GLS Auto Select Receivables Trust , Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 8/15/28
@ 100 (a) ......................................................... 500 526
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 400 402
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 750 764
Huntington Bank Auto Credit-Linked Notes , Series 2024-1 , Class B2 , 5 .79%
( SOFR30A + 140 bps ) , 5/20/32 , Callable 10/20/27 @ 100 (a) (b) ................... 127 127
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @
100 (a) ........................................................... 350 357
Lobel Automobile Receivables Trust , Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 6/15/27
@ 100 (a) ......................................................... 225 227
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 203 204
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 250 255
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27
@ 100 (a) ......................................................... 463 475
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 350 351
PenFed Auto Receivables Owner Trust , Series 2024-A , Class B , 4 .97% , 5/15/30 , Callable
7/15/28 @ 100 (a) ................................................... 400 406
Prestige Auto Receivables Trust , Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 2/15/29 @
100 (a) ........................................................... 88 89
Santander Bank Auto Credit-Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
6/15/27 @ 100 (a) ................................................... 40 40
Santander Drive Auto Receivables Trust , Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable
1/15/27 @ 100 ..................................................... 29 29
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 225 230
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 250 258
Securitized Term Auto Receivables Trust , Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 77 78
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 10/20/25 @ 100 (a) .............. 300 300
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 223 224
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class B , 4 .79% , 6/20/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 200 200

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
1/25/29 @ 100 (a) ................................................... $ 250 $ 250
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 130 132
Westlake Automobile Receivables Trust .......................................
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 179 179
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 359 359
11,023
ABS Card (0.3%):
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 250 250
ABS Other (10.4%):
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class A2 , 5 .38% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 235 238
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 206 212
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 123 127
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 217 212
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 469 472
CCG Receivables Trust , Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 5/14/27 @ 100 (a) . 500 516
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... 175 175
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 250 253
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 59 60
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) . 336 343
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 465 457
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 5 .90% , 3/15/27 , Callable 7/15/26 @ 100 294 295
Dell Equipment Finance Trust , Series 2023-3 , Class B , 6 .05% , 4/23/29 , Callable 5/22/26 @
100 (a) ........................................................... 250 252
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 250 255
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 281 287
Ford Credit Floorplan Master Owner Trust A , Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) .... 350 355
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A3 , 6 .46% , 9/20/32 , Callable
7/20/29 @ 100 (a) ................................................... 110 112
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class B , 4 .77% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 250 253
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 750 755
Series 2024-1A , Class C , 5 .33% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 500 504
MMAF Equipment Finance LLC , Series 2024-A , Class A3 , 4 .95% , 7/14/31 , Callable 11/13/30
@ 100 (a) ......................................................... 250 254
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 184 185
NMEF Funding LLC , Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .. 350 353
PEAC Solutions Receivables LLC , Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable
6/20/27 @ 100 (a) ................................................... 313 316
Post Road Equipment Finance LLC , Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable
6/15/26 @ 100 (a) ................................................... 424 430
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 200 200
SCF Equipment Leasing LLC , Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 5/20/29 @
100 (a) ........................................................... 250 258
Tricon Residential Trust , Series 2024-SFR4 , Class B , 4 .65% , 11/17/41 , Callable 11/17/29 @
100 (a) (c) ......................................................... 300 297
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 250 251
Verdant Receivables LLC , Series 2025-1A , Class B , 5 .37% , 5/12/33 , Callable 6/12/29 @
100 (a) ........................................................... 250 255
Verizon Master Trust , Series 2024-2 , Class A , 4 .83% , 12/22/31 , Callable 12/20/28 @ 100 (a) . 250 256
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 146 147

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 12/20/28 @ 100 (a) ............. $ 100 $ 100
9,435
Total Asset-Backed Securities (Cost $20,345)
a
a
a
20,708
Collateralized Mortgage Obligations (15.7%)
Agency CMO Other (5.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 364 370
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 336 335
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 328 331
Federal National Mortgage Association .......................................
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 363 362
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 500 506
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 217 218
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 186 186
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 617 623
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 325 328
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 407 409
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 424 429
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 180 179
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 176 177
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 399 399
4,852
Commercial MBS (10.4%):
ALA Trust , Series 2025-OANA , Class A , 5 .89% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) ...... 150 151
Banc of America Commercial Mortgage Trust , Series 2015-UBS7 , Class A4 , 3 .71% , 9/15/48 ,
Callable 7/15/27 @ 100 .............................................. 45 45
Bank , Series 2017-BNK9 , Class A3 , 3 .28% , 11/15/54 , Callable 12/15/29 @ 100 .......... 820 805
BPR Trust , Series 2022-STAR , Class A , 7 .38% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ...... 170 170
BX Trust , Series 2025-GW , Class A , 5 .75% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ......... 250 250
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3 , Class A3 , 3 .87% , 1/10/48 , Callable 1/10/26 @ 100 ............... 376 375
Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable 11/10/26 @ 100 .............. 489 487
Citigroup Commercial Mortgage Trust , Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable
7/10/26 @ 100 ..................................................... 725 716
COMM Mortgage Trust , Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) .............. 300 316
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable 7/15/27 @ 100 ............... 7 7
Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable 5/15/26 @ 100 ............... 696 693
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 500 497
GFH Mortgage Trust , Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ................. 250 253
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 700 696
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .99% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 250 250
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C33 , Class A4 , 3 .77% , 12/15/48 , Callable 11/15/25 @ 100 ............ 262 261
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 750 748
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ........ 250 238
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 3 .33% ,
5/15/49 , Callable 5/15/26 @ 100 ........................................ 500 496
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 200 184
SHR Trust , Series 2024-LXRY , Class A , 6 .10% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 211 210
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .59% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 250 249
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C31 , Class A4 , 3 .70% , 11/15/48 , Callable 11/15/25 @ 100 ............ 240 239
Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable 12/15/25 @ 100 ............. 308 307
Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 , Callable 10/15/26 @ 100 ........... 750 741
9,384

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 5 .50% , 1/25/20 ............... $ 13 $ 11
Total Collateralized Mortgage Obligations (Cost $13,983)
a
a
a
14,247
Corporate Bonds (31.1%)
Communication Services (0.3%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 11/2/25 @ 100 ............................ 250 247
Consumer Discretionary (1.9%):
Daimler Truck Finance North America LLC , 5 .25% , 1/13/30 , Callable 12/13/29 @ 100 (a) ... 250 257
General Motors Financial Co., Inc. , 5 .05% , 4/4/28 ............................... 250 254
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 11/2/25 @ 101.47 (a) ........................ 250 251
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500 507
Volkswagen Group of America Finance LLC , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 (a) ... 500 505
1,774
Consumer Staples (1.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 11/2/25 @ 100 (a) ............................................ 250 250
Coty, Inc. , 5 .00% , 4/15/26 , Callable 11/2/25 @ 100 (a) ............................. 200 199
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 350 357
Sodexo, Inc. , 5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) .......................... 250 256
1,062
Energy (1.5%):
Energy Transfer LP , 5 .63% , 5/1/27 , Callable 10/18/25 @ 100 (a) ...................... 500 500
EQT Corp. , 7 .50% , 6/1/27 , Callable 10/13/25 @ 101.88 ........................... 250 255
Helmerich & Payne, Inc. , 4 .65% , 12/1/27 , Callable 11/1/27 @ 100 .................... 350 352
HF Sinclair Corp. , 5 .00% , 2/1/28 , Callable 10/13/25 @ 101.25 ...................... 215 215
1,322
Financials (16.9%):
American Express Co. , 4 .73% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) ....... 250 254
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 517
Ameriprise Financial, Inc. , 5 .70% , 12/15/28 , Callable 11/15/28 @ 100 ................. 350 367
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 250 255
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 500 532
Bank of America Corp. , 5 .36% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 (b) ........ 516 519
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 200 204
Citigroup, Inc. , 3 .88% ( H15T5Y + 342 bps ) , Callable 2/18/26 @ 100 (b) (e) ............... 250 248
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (e) .... 350 350
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 326 333
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500 523
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 250 248
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 500 523
F&G Annuities & Life, Inc. , 6 .50% , 6/4/29 , Callable 5/4/29 @ 100 ................... 500 522
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 250 257
Ford Motor Credit Co. LLC , 3 .82% , 11/2/27 , Callable 8/2/27 @ 100 .................. 500 488
GA Global Funding Trust , 5 .50% , 1/8/29 (a) .................................... 400 414
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 350 364
Horace Mann Educators Corp. , 4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................ 250 247
Hyundai Capital America , 4 .55% , 9/26/29 , Callable 8/26/29 @ 100 (a) ................. 250 250
JPMorgan Chase & Co. , 5 .45% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) (f) .... 500 504
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 250 263
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500 518
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500 507
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 500 518
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) 400 411
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... 400 415
Reliance Standard Life Global Funding II , 2 .75% , 1/21/27 (a) ........................ 350 341
RGA Global Funding , 6 .00% , 11/21/28 (a) ..................................... 400 420
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 11/2/25 @
100 (a) ........................................................... 500 490

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. $ 500 $ 499
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 350 357
State Street Corp. , 5 .75% ( SOFR + 135 bps ) , 11/4/26 , Callable 11/4/25 @ 100 (b) .......... 657 657
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (e) ....... 250 247
The Goldman Sachs Group, Inc. , 6 .08% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500 508
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 500 498
U.S. Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) ............. 500 504
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (e) ............ 250 248
15,320
Health Care (2.6%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/18/25 @ 100.71 ....................... 621 610
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .20% , 6/15/29 , Callable 5/15/29 @
100 (a) ........................................................... 500 514
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 300 304
The CIGNA Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ........................ 250 251
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 687 671
2,350
Industrials (2.7%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 688 674
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 400 420
Ul Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ........................ 500 526
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 228 227
5 .88% , 10/15/27 .................................................... 92 94
3 .45% , 12/1/27 .................................................... 296 289
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 197 203
2,433
Information Technology (0.3%):
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 250 260
Materials (1.0%):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 350 356
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 500 519
875
Real Estate (2.2%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 300 305
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 250 250
Kimco Realty OP LLC , 2 .80% , 10/1/26 , Callable 7/1/26 @ 100 ...................... 286 282
Regency Centers LP , 3 .90% , 11/1/25 ......................................... 694 692
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 500 503
2,032
Utilities (0.5%):
Jersey Central Power & Light Co. , 4 .40% , 1/15/31 , Callable 12/15/30 @ 100 (a) .......... 250 249
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 250 249
498
Total Corporate Bonds (Cost $27,609)
a
a
a
28,173
Yankee Dollars (11.7%)
Consumer Discretionary (0.3%):
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 10/25/25 @ 100 (a) ............... 250 250
Energy (0.6%):
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500 530
Financials (8.2%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 420 428
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 152 159
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 181 188
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... 500 523

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. $ 750 $ 794
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 ............................ 500 509
Deutsche Bank AG , 5 .50% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 500 502
Enstar Group Ltd. , 4 .95% , 6/1/29 , Callable 3/1/29 @ 100 (f) ........................ 500 505
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 250 262
Federation des Caisses Desjardins du Quebec , 4 .57% , 8/26/30 (a) ..................... 275 276
Nationwide Building Society , 6 .56% ( SOFR + 191 bps ) , 10/18/27 , Callable 10/18/26 @
100 (a) (b) ......................................................... 500 511
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 500 504
Societe Generale SA , 5 .52% ( H15T1Y + 150 bps ) , 1/19/28 , Callable 1/19/27 @ 100 (a) (b) .... 500 506
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750 777
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... 500 510
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 500 500
7,454
Industrials (1.0%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 156 153
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 500 529
Tyco Electronics Group SA , 4 .50% , 2/9/31 , Callable 1/9/31 @ 100 ................... 250 253
935
Information Technology (1.0%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 250 255
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 150 153
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500 520
928
Utilities (0.6%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 .............................. 500 503
Total Yankee Dollars (Cost $10,279)
a
a
a
10,600
Municipal Bonds (0.7%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 250 255
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 200 204
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable @
100 ............................................................. 200 203
Total Municipal Bonds (Cost $650)
a
a
a
662
U.S. Government Agency Mortgages (3.0%)
Federal Farm Credit Banks Funding Corporation
5 .25% , 7/15/32 .................................................... 200 200
Federal Home Loan Mortgage Corporation
7 .00% , 9/1/38 ..................................................... 1 1
5 .50% , 10/1/38 .................................................... 310 317
4 .00% , 1/1/40 ..................................................... 298 293
5 .00% , 8/1/40 ..................................................... 284 290
901
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 400 416
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,127 1,150
1,566
Total U.S. Government Agency Mortgages (Cost $2,772)
a
a
a
2,667
U.S. Treasury Obligations (11.3%)
U.S. Treasury Notes
4 .50% , 7/15/26 .................................................... 1,650 1,659

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
1 .13% , 10/31/26 .................................................... $ 425 $ 413
4 .00% , 1/15/27 .................................................... 500 502
3 .88% , 11/30/27 .................................................... 1,500 1,508
4 .00% , 6/30/28 .................................................... 1,000 1,010
1 .25% , 9/30/28 .................................................... 825 770
2 .75% , 5/31/29 .................................................... 1,600 1,550
3 .75% , 6/30/30 .................................................... 2,850 2,851
Total U.S. Treasury Obligations (Cost $10,140)
a
a
a
10,263
Commercial Paper (2.7%)
Basic Materials (0.6%):
FMC Corp. , 4 .89% , 10/1/25 (a) (g) ........................................... 500 500
Industrials (0.6%):
Air Lease Corp. , 4 .51% , 10/2/25 (a) (g) ........................................ 500 500
Materials (0.5%):
FMC Corp. , 4 .93% , 10/16/25 (a) (g) .......................................... 500 499
Technology (1.0%):
Jabil, Inc. , 4 .90% , 10/3/25 (a) (g) ............................................ 900 899
Total Commercial Paper (Cost $2,399)
a
a
a
2,398
Shares
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (h) ........ 106,295 107
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (h) ............ 106,295 106
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (h) ............... 106,295 106
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (h) . 106,295 106
Total Collateral for Securities Loaned (Cost $425)
a
a
a
425
Total Investments (Cost $88,602) — 99.6% 90,143
Other assets in excess of liabilities —  0.4% 396
NET ASSETS - 100.00% $ 90,539
At September 30, 2025, the Fund's investments in foreign securities were 12.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$41,633 (thousands) and amounted to 46.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Rate represents the effective yield at September 30, 2025.
(h) Rate disclosed is the daily yield on September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory High Yield Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.5%)
ABS Auto (0.1%):
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.81%, 9/26/33, Callable
1/25/29 @ 100(a) ................................................... $ 100 $ 100
ABS Other (0.4%):
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... 460 480
Total Asset-Backed Securities (Cost $587)
a
a
a
580
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
BAHA Trust, Series 2024, Class C, 7.77%, 12/10/41(a)(b)(c) ........................ 107 112
Total Collateralized Mortgage Obligations (Cost $112)
a
a
a
112
Shares
Common Stocks (1.1%)
Consumer Discretionary (0.4%):
Jo-Ann Stores LLC(d)(e) ................................................. 3,118 —
Men's Wearhouse, Inc.(d) ................................................. 20,063 401
401
Health Care (0.7%):
Air Methods Corp.(d) .................................................... 11,817 887
Covis Parent SCA, Class A Shares(d)(e) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(d)(e) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(d)(e) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(d)(e) ...................................... 1,622 —
Covis Parent SCA, Class E Shares(d)(e) ....................................... 1,622 —
887
Total Common Stocks (Cost $231)
a
a
a
1,288
Principal Amount
(000)
Senior Secured Loans (6.2%)
Communication Services (0.3%):
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 8.49%
(SOFR01M+418bps), 3/9/27(f) ......................................... 327 326
Consumer Discretionary (2.8%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien, 11.13%
(SOFR01M+700bps), 1/4/29(f) ......................................... 611 612
Great Outdoors Group LLC, Term Loan B, First Lien, 7.57% (SOFR01M+325bps), 1/23 /32(f) 149 149
Ontario Gaming GTA LP, Term B Loans, First Lien, 8/1/30(g) ....................... 105 102
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.55%
(SOFR03M+325bps), 3/6 /28(f) ......................................... 1,949 1,897
PetSmart, Inc., Initial Term Loan, First Lien, 8.14% (SOFR01M+400bps), 8/ 18 /32(f) ...... 500 492
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien, 9.90% (SOFR01M+575bps),
6/30/28(f) ........................................................ 242 244
3,496
Consumer Staples (0.8%):
C&S Wholesale Grocers, Inc., Term Loan B, First Lien, 8/6/30(g) .................... 750 731
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.17% (SOFR01M+500bps),
5/15/28(f) ........................................................ 194 194
925
Energy (0.2%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien, 8.82%
(SOFR01M+450bps), 11/18/30(f) ....................................... 199 186
Hilcorp Energy I LP, Initial Loan, First Lien, 6.15% (SOFR01M+200bps), 2/ 11 /30(f) ...... 50 50
236
Financials (1.3%):
1261229 BC Ltd., Initial Term Loans, First Lien, 10.57% (SOFR01M+625bps), 10/8/30(f) .. 100 98

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien, 9.57% (SOFR01M+525bps), 7/8/30(f) .. $ 411 $ 401
Hyperion Refinance SARL, Term Loan B, First Lien, 4/18/30(g) ..................... 175 175
Osaic Holdings, Inc., Initial Term Loan, First Lien, 7.32% (SOFR01M+300bps), 8/2/32(f) ... 52 52
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.31% (SOFR03M+400bps), 6/5/28(f) ... 124 120
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien, 7.57%
(SOFR01M+325bps), 6/17/32(f) ........................................ 102 102
Virgin Media Bristol LLC, N Facility, First Lien, 6.65% (SOFR01M+250bps), 1/31/28(f) ... 430 430
Voyager Parent LLC, Term B Loans, First Lien, 9.04% (SOFR03M+475bps), 7/1/32(f) ..... 200 200
1,578
Health Care (0.1%):
Bausch + Lomb Corp., Third Amendment Term Loan, First Lien, 8.57% (SOFR01M+425bps),
1/15/31(f) ........................................................ 150 149
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 2/18/27(e)(g) ........... 1,423 57
206
Industrials (0.2%):
Twitter, Inc., Tranche B-1 Loan, First Lien, 10.81% (SOFR03M+650bps), 10/29/29(f) ...... 198 195
Information Technology (0.3%):
Sandisk Corp., Term B Loan, First Lien, 7.14% (SOFR01M+300bps), 2/2 3/3 2 (f) ......... 333 334
Technology (0.1%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.55% (SOFR03M+325bps),
7/6/29(f) ......................................................... 205 176
Utilities (0.1%):
SGH2 LLC, Initial Term Loan, First Lien, 8.51% (SOFR06M+450bps), 8/18/32(f) ........ 155 155
Total Senior Secured Loans (Cost $8,905)
a
a
a
7,627
Corporate Bonds (62.1%)
Communication Services (14.7%):
AMC Networks, Inc.
10.25%, 1/15/29, Callable 1/15/26 @ 105.13(a) ............................. 225 237
10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) ............................. 204 216
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(a) ......................................................... 1,535 1,327
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
11/2/25 @ 104(a) ................................................... 1,750 1,545
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 11/2/25 @ 101.88(a) ............................... 92 89
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 194 204
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(a) .............................. 315 330
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 7/1/32, Callable 7/1/28 @
103.25(a) ......................................................... 306 298
Consolidated Communications, Inc., 6.50%, 10/1/28(a) ............................ 450 457
CSC Holdings LLC
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) ............................. 900 759
6.50%, 2/1/29, Callable 10/13/25 @ 102.17(a) .............................. 2,800 2,068
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 11/2/25 @ 100(a) .......... 2,028 515
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27, Callable 11/2/25 @ 101.47(a) .............................. 40 40
10.00%, 2/15/31, Callable 2/15/27 @ 105(a) ............................... 558 558
DISH DBS Corp., 7.75%, 7/1/26 ............................................ 1,206 1,197
DISH Network Corp., 11.75%, 11/15/27, Callable 10/13/25 @ 105.88(a) ............... 1,366 1,446
EchoStar Corp.
10.75%, 11/30/29, Callable 11/30/26 @ 105.38 .............................. 748 823
6.75%, 11/30/30, Callable 11/30/26 @ 102(h) ............................... 506 521
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 11/2/25 @ 100(a) ................................ 1,750 1,750
6.75%, 5/1/29, Callable 11/2/25 @ 101.69(a) ............................... 333 336
Getty Images, Inc., 11.25%, 2/21/30, Callable 2/21/27 @ 105.63(a) ................... 125 119

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. $ 50 $ 54
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 214 161
9.63%, 7/15/32, Callable 7/15/28 @ 104.81(a) .............................. 25 26
Lamar Media Corp.
3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ................................ 104 97
5.38%, 11/1/33, Callable 11/1/28 @ 102.69(a) .............................. 54 54
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 10/13/25 @ 100(a) ............. 300 295
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 150 149
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 11/2/25 @ 100.97(a) .............................. 218 193
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a) .............................. 143 101
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 11/2/25 @ 102.75(a)(i) ............................. 306 259
8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) .............................. 280 288
Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @ 103.44(a) .......................... 117 119
The E.W. Scripps Co., 9.88%, 8/15/30, Callable 8/15/27 @ 104.94(a) .................. 242 227
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(a) ...................................................... 102 97
Univision Communications, Inc.
7.38%, 6/30/30, Callable 11/2/25 @ 103.69(a) .............................. 350 354
9.38%, 8/1/32, Callable 8/1/28 @ 104.69(a) ................................ 205 217
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 ................. 456 364
Windstream Services LLC, 7.50%, 10/15/33, Callable 10/15/28 @ 103.75(a) ............ 215 215
18,105
Consumer Discretionary (8.3%):
Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable 8/1/28 @ 103.69(a) ................. 500 516
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(a) ................ 426 438
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 600 576
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30, Callable 11/2/25 @ 102.31(a) ............................... 565 536
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(a) ................................ 155 156
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(a) ............... 650 660
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 150 145
Boyne USA, Inc., 4.75%, 5/15/29, Callable 11/2/25 @ 101.19(a) ..................... 329 323
Caesars Entertainment, Inc., 6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a)(i) ............ 671 684
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 300 282
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................... 125 128
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
11/2/25 @ 103.38(a) ................................................. 23 22
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 175 179
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(i) .................... 225 238
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 300 284
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 11/2/25 @ 101.56(a) ................. 250 231
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 11/2/25 @ 102.19(a) .................... 1,503 1,427
M/I Homes, Inc., 4.95%, 2/1/28, Callable 10/18/25 @ 101.24 ....................... 410 408
Newell Brands, Inc., 7.38%, 4/1/36, Callable 10/1/35 @ 100 ........................ 80 80
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 147 138
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32, Callable 9/15/28 @ 103.75(a) .............................. 300 301
10.00%, 9/15/33, Callable 9/15/28 @ 105(a) ............................... 50 51
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 150 128
Saks Global Enterprises LLC
11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a)(i) ........................... 73 38
11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a) ............................ 201 75
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%,
5/1/32, Callable 5/1/27 @ 103.31(a) ..................................... 357 364
Sotheby's, 7.38%, 10/15/27, Callable 10/13/25 @ 100(a) ........................... 832 832
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 175 177
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 188 187
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 135 140

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. $ 450 $ 431
10,175
Consumer Staples (4.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 11/2/25 @ 103.25(a) .......................................... 922 938
C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 11/2/25 @ 101.25(a) ........... 307 278
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 10/13/25 @ 101.03(a) ............. 315 300
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 250 257
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(a) ........... 750 768
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 994 1,022
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 90 91
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 558 578
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ..................... 724 729
4,961
Energy (3.4%):
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 11/2/25 @ 104.19(a) ............... 740 772
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 260 267
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 2/1/29, Callable 11/2/25 @ 101.92(a) ............................... 161 159
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 315 308
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 75 73
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 275 256
Permian Resources Operating LLC
5.88%, 7/1/29, Callable 11/2/25 @ 101.47(a) ............................... 280 280
6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) ................................ 330 336
Sunoco LP
7.88% (H15T5Y+423bps), Callable 9/18/30 @ 100(a)(f)(j) ..................... 106 108
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ................................ 287 301
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 400 407
5.88%, 3/15/34, Callable 9/15/28 @ 102.94(a) .............................. 106 105
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable 2/15/26
@ 103.69(a) ...................................................... 130 134
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 210 229
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 300 339
Vital Energy, Inc., 7.88%, 4/15/32, Callable 4/15/27 @ 103.94(a) ..................... 158 153
4,227
Financials (5.9%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) ....... 168 175
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 7/15/33, Callable
7/15/28 @ 103.75(a) ................................................ 103 106
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30, Callable 11/2/25
@ 102.63(a) ...................................................... 214 200
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(a) .................. 875 927
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 93 97
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a)(k) ........... 155 167
Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @ 103(a) ............................ 152 156
Blue Owl Technology Finance Corp., 4.75%, 12/15/25, Callable 11/15/25 @ 100(a) ....... 88 88
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 977 1,037
Burford Capital Global Finance LLC, 7.50%, 7/15/33, Callable 7/15/28 @ 103.75(a) ....... 456 465
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a) ................ 111 111
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 125 133
Ford Motor Credit Co. LLC, 6.13%, 3/8/34, Callable 12/8/33 @ 100 .................. 13 13
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 851 884
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 11/2/25 @ 100.94(a) .............................. 306 262
3.88%, 10/15/30, Callable 10/13/25 @ 101.81(a) ............................ 334 293
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 102 104
7.00%, 3/31/34, Callable 8/31/28 @ 103.5(a) ............................... 223 227
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 258 218
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 80 87

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Osaic Holdings, Inc.
6.75%, 8/1/32, Callable 8/1/28 @ 103.38(a) ................................ $ 104 $ 107
8.00%, 8/1/33, Callable 8/1/28 @ 104(a) .................................. 104 108
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Inc.,
4.88%, 5/15/29, Callable 11/2/25 @ 101.22(a) .............................. 80 78
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 210 217
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 150 155
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ............... 175 184
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(a) .................. 107 106
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 548 580
7,285
Health Care (4.1%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a)(i) ............ 21 22
Centene Corp., 4.63%, 12/15/29, Callable 11/2/25 @ 102.31 ........................ 736 714
CHS/Community Health Systems, Inc.
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 71 75
9.75%, 1/15/34, Callable 8/15/28 @ 104.88(a) .............................. 220 226
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30,
Callable 7/16/26 @ 103.31(a) .......................................... 45 46
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(f) ....... 96 101
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(f) .. 398 411
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 80 78
Medline Borrower LP, 3.88%, 4/1/29, Callable 11/2/25 @ 100.97(a) ................... 362 349
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) .. 175 180
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 474 415
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32, Callable 4/17/28
@ 104.38(a) ...................................................... 114 111
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 11/2/25 @ 102.69(a) ............ 500 497
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 570 525
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 350 364
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 10/18/25 @ 100 .................................. 556 555
6.13%, 10/1/28, Callable 11/2/25 @ 100 .................................. 278 278
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 123 126
5,073
Industrials (10.3%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a) ................ 70 65
American Airlines, Inc.
7.25%, 2/15/28, Callable 11/2/25 @ 103.63(a) .............................. 50 51
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 100 104
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 142 147
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 102 106
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 11/2/25 @ 103(a) ................. 64 63
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 185 187
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 446 460
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 10/18/25 @ 101.03(a) ............... 150 145
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 879 854
CP Atlas Buyer, Inc., 9.75%, 7/15/30, Callable 7/15/27 @ 104.88(a) ................... 311 327
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 482 501
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... 125 128
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 80 82
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 344 350
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 134 144
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 391 409
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 125 131
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(a) ... 34 35
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 225 233
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 335 354
QXO Building Products, Inc., 6.75%, 4/30/32, Callable 4/30/28 @ 103.38(a) ............ 50 52
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)(i) ................... 250 260

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. $ 350 $ 359
Science Applications International Corp., 5.88%, 11/1/33, Callable 11/1/28 @ 102.94(a) .... 53 53
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 175 182
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 625 658
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 1,080 1,188
Standard Industries, Inc.
4.38%, 7/15/30, Callable 11/2/25 @ 102.19(a) .............................. 825 791
3.38%, 1/15/31, Callable 11/2/25 @ 101.69(a) .............................. 1,000 905
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(a) ................. 110 107
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 53 56
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a)(i) ................... 400 424
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 11/2/25 @ 102.63(a) .................. 470 483
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(a) ........................ 435 440
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 250 258
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 855 890
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(a) ..................... 268 278
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 11/2/25 @ 101.21(a) .............. 375 380
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 123 128
12,768
Information Technology (3.3%):
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ........................... 150 155
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 10/13/25 @ 103.25(a) ............................. 355 358
9.00%, 9/30/29, Callable 11/2/25 @ 104.5(a) ............................... 50 52
CoreWeave, Inc.
9.25%, 6/1/30, Callable 6/1/27 @ 104.63(a) ................................ 51 53
9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ................................. 105 108
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(a) ................. 36 38
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 260 265
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(a) ................ 575 614
Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28 @ 103(a) ........................ 107 109
Gen Digital, Inc.
7.13%, 9/30/30, Callable 10/13/25 @ 103.56(a) ............................. 80 83
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(a) ................................ 111 114
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 11/2/25 @ 104.65(a) ................ 544 534
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 450 416
Qnity Electronics, Inc., 6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) ................. 100 102
Rocket Software, Inc., 9.00%, 11/28/28, Callable 10/13/25 @ 103(a) .................. 100 103
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 250 245
Solstice Advanced Materials, Inc., 5.63%, 9/30/33, Callable 9/30/28 @ 102.81(a) ......... 11 11
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 500 516
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 225 231
4,107
Materials (4.1%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 450 464
AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33, Callable 8/15/28 @ 103.81(a) ...... 207 216
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 350 345
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 80 81
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 11/2/25 @ 100.84(a) ............ 300 284
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 100 103
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 57 60
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 294 306
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 450 472
Light & Wonder International, Inc., 6.25%, 10/1/33, Callable 10/1/28 @ 103.13(a) ........ 160 160
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 11/2/25 @ 100.91(a) ................ 150 144
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(a)(i) ................... 150 149
Novelis Corp., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a) ....................... 181 187
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 250 259
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... 450 467
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 433 457

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(a)(i) .................... $ 843 $ 839
4,993
Real Estate (1.7%):
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27
@ 104.88(a) ...................................................... 50 55
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 260 278
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... 208 213
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 152 154
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 11/2/25 @ 101.5(a) ............................... 162 159
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 79 81
Service Properties Trust
4.38%, 2/15/30, Callable 8/15/29 @ 100(i) ................................. 143 122
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 130 138
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 125 126
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 561 526
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
10/6/25 @ 105.25(a) ................................................ 248 261
2,113
Utilities (2.3%):
Calpine Corp., 5.13%, 3/15/28, Callable 11/2/25 @ 100.85(a) ....................... 1,625 1,625
Entergy Corp., 7.13% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(f) ............ 750 785
NRG Energy, Inc., 5.75%, 7/15/29, Callable 10/13/25 @ 101.44(a) ................... 300 300
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 150 157
2,867
Total Corporate Bonds (Cost $77,723)
a
a
a
76,674
Yankee Dollars (16.8%)
Communication Services (0.5%):
Bell Telephone Co. of Canada or Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(f) ................................................... 61 63
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 27 27
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(f) 111 116
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 125 134
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 11/2/25 @ 102.5(a) ............... 5 5
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(a) ........... 240 226
571
Consumer Discretionary (5.2%):
Brightstar Lottery PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 300 302
5.25%, 1/15/29, Callable 11/2/25 @ 101.31(a) .............................. 1,250 1,244
Carnival Corp.
6.00%, 5/1/29, Callable 11/2/25 @ 101.5(a) ................................ 847 860
6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a) .............................. 50 51
Global Auto Holdings Ltd./AAG FH UK Ltd.
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 157 166
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a) .............................. 208 202
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 147 145
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(l) .............. 500 526
Mattamy Group Corp., 4.63%, 3/1/30, Callable 11/2/25 @ 102.31(a) .................. 260 251
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 11/2/25 @ 102.69(a) ............. 150 147
NCL Corp. Ltd., 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ........................ 530 545
Nissan Motor Co. Ltd., 7.75%, 7/17/32, Callable 5/17/32 @ 100(a) ................... 203 215
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 87 89
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 11 11
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 1,055 1,082
Viking Cruises Ltd.
9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) .............................. 138 148
5.88%, 10/15/33, Callable 10/15/28 @ 102.94(a) ............................ 107 107

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 11/2/25 @ 101.41(a) ....... $ 375 $ 375
6,466
Energy (0.3%):
Baytex Energy Corp., 7.38%, 3/15/32, Callable 3/15/27 @ 103.69(a) .................. 54 53
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a)(i) ......... 280 257
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 80 76
386
Financials (2.5%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 395 405
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 281 294
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 500 526
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 375 380
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .................. 300 305
Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28 @ 103.25(a) ..................... 400 410
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(f) ....... 725 736
3,056
Health Care (0.1%):
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 125 126
Industrials (4.5%):
ATS Corp., 4.13%, 12/15/28, Callable 11/2/25 @ 101.03(a) ......................... 150 144
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a)(i) ............... 368 364
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(a) .................. 1,385 1,457
Bombardier, Inc.
7.88%, 4/15/27, Callable 11/2/25 @ 100(a) ................................ 133 134
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(a) ............................ 875 945
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a)(i) .............................. 180 191
6.75%, 6/15/33, Callable 6/15/28 @ 103.38(a) .............................. 212 221
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(a) ....................... 130 130
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 345 350
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 506 504
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) .............. 273 284
Seaspan Corp., 5.50%, 8/1/29, Callable 11/3/25 @ 101.38(a) ........................ 225 217
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 11/2/25
@ 103.19(a) ...................................................... 608 593
5,534
Information Technology (1.9%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 1,657 1,700
Seagate Data Storage Technology Pte Ltd.
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) .............................. 300 318
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a) .............................. 300 340
2,358
Materials (1.8%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 50 52
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 90 93
Endeavour Mining PLC, 7.00%, 5/28/30, Callable 5/28/27 @ 103.5(a) ................. 200 206
First Quantum Minerals Ltd., 7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) ............. 167 173
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a)(i) ................. 143 148
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 11/2/25 @ 104.63(a) ................ 260 273
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(a) ............................... 1,150 1,234
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(a) ............................... 85 90
2,269
Total Yankee Dollars (Cost $20,088)
a
a
a
20,766
Commercial Paper (6.7%)
Consumer Staples (0.2%):
CVS Health Corp., 4.60%, 10/6/25(a)(m) ...................................... 300 300

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.0%):
Ovintiv, Inc., 4.78%, 10/20/25(a)(m) ......................................... $ 1,200 $ 1,197
Industrials (2.9%):
Air Lease Corp., 4.51%, 10/2/25(a)(m) ....................................... 1,200 1,200
Aviation Capital Group LLC, 4.20%, 10/1/25(a)(m) .............................. 1,200 1,200
Sonoco Products Co., 4.70%, 10/6/25(a)(m) .................................... 1,200 1,199
3,599
Materials (1.0%):
FMC Corp., 4.93%, 10/16/25(a)(m) .......................................... 1,200 1,197
Real Estate (0.6%):
Crown Castle, Inc., 4.62%, 10/7/25(a)(m) ...................................... 800 799
Technology (1.0%):
Jabil, Inc., 4.90%, 10/3/25(a)(m) ............................................ 1,200 1,199
Total Commercial Paper (Cost $8,292)
a
a
a
8,291
Shares
Exchange-Traded Funds (4.2%)
iShares BB Rated Corporate Bond ETF ....................................... 90,000 4,258
SPDR Portfolio High Yield Bond ETF ........................................ 40,000 958
Total Exchange-Traded Funds (Cost $4,996)
a
a
a
5,216
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(n) ........ 447,458 448
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(n) ............ 447,458 448
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(n) ............... 447,458 447
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(n) . 447,458 447
Total Collateral for Securities Loaned (Cost $1,790)
a
a
a
1,790
Total Investments (Cost $122,724) — 99.1% 122,344
Other assets in excess of liabilities —  0.9% 1,172
NET ASSETS - 100.00% $ 123,516
At September 30, 2025, the Fund's investments in foreign securities were 17.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$98,320 (thousands) and amounted to 79.6% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(c) Security is interest only.
(d) Non-income producing security.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(f) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) All of the coupon is PIK.
(i) All or a portion of this security is on loan.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Up to 10.75% of the coupon may be PIK.
(l) Up to 8.75% of the coupon may be PIK.
(m) Rate represents the effective yield at September 30, 2025.
(n) Rate disclosed is the daily yield on September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.2%)
Alabama (3.9%):
Black Belt Energy Gas District Revenue , Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (a) ..... $ 1,000 $ 1,039
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @ 100 .. 250 239
1,278
Arizona (1.7%):
City of Phoenix Civic Improvement Corp. Revenue AMT , Series B , 5 .00% , 7/1/44 ,
Continuously Callable @ 100 .......................................... 540 543
Arkansas (2.2%):
Arkansas Development Finance Authority Revenue , 3 .20% , 12/1/49 , Continuously Callable @
100 ............................................................. 750 549
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.) , Series
A , 3 .00% , 11/1/49 , Continuously Callable @ 100 ............................ 265 186
735
California (1.3%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 4 .00% , 5/1/52 , Continuously Callable @ 100 ................... 500 435
Colorado (5.1%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .50% , 7/1/53 , Continuously
Callable @ 100 .................................................... 500 448
Colorado Health Facilities Authority Revenue , Series A , 4 .00% , 12/1/50 , Continuously Callable
@ 103 ........................................................... 750 606
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .50% , 12/1/47 , Continuously Callable @ 100 ....................... 585 603
1,657
Florida (11.9%):
Capital Trust Agency, Inc. Revenue , 5 .00% , 8/1/55 , Continuously Callable @ 100 ......... 400 381
City of Pompano Beach Revenue , 4 .00% , 9/1/50 , Continuously Callable @ 103 .......... 500 394
County of Broward Airport System Revenue AMT , Series A , 4 .00% , 10/1/49 , Continuously
Callable @ 100 .................................................... 500 425
County of Broward Port Facilities Revenue AMT , Series B , 4 .00% , 9/1/49 , Continuously
Callable @ 100 .................................................... 500 433
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @ 100 ...... 500 512
County of Miami-Dade Seaport Department Revenue AMT , Series B-1 , 4 .00% , 10/1/50 ,
Continuously Callable @ 100 .......................................... 500 437
Florida Development Finance Corp. Revenue , Series A , 5 .00% , 6/15/55 , Continuously Callable
@ 100 ........................................................... 500 467
Hillsborough County IDA Revenue , 4 .00% , 8/1/50 , Continuously Callable @ 100 ......... 500 439
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @ 103 ............ 500 399
3,887
Georgia (1.6%):
Private Colleges & Universities Authority Revenue , 5 .25% , 10/1/51 , Continuously Callable @
100 ............................................................. 500 513
Guam (3.0%):
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @ 100 ... 1,000 986
Illinois (13.1%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 6 .00% , 4/1/46 ,
Continuously Callable @ 100 .......................................... 1,275 1,294
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @ 100 .................................................... 1,000 1,003
Sales Tax Securitization Corp. Revenue , Series C , 5 .00% , 1/1/43 , Continuously Callable @ 100 1,500 1,516
State of Illinois, GO , Series B , 4 .50% , 5/1/48 , Continuously Callable @ 100 ............. 500 467
4,280
Indiana (1.5%):
Indiana Finance Authority Revenue , Series A , 5 .50% , 7/1/52 , Continuously Callable @ 100 .. 500 505
Iowa (1.2%):
Iowa Finance Authority Revenue , Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @ 103 . 500 382
Maryland (0.8%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @ 103 ............. 250 250

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Massachusetts (1.3%):
University of Massachusetts Building Authority Revenue , Series 2021-1 , 5 .00% , 11/1/39 ,
Continuously Callable @ 100 .......................................... $ 410 $ 410
Michigan (3.0%):
City of Detroit, GO , Series C , 6 .00% , 5/1/43 , Continuously Callable @ 100 ............. 250 273
Michigan Finance Authority Revenue
4 .00% , 2/15/50 , Continuously Callable @ 100 .............................. 500 433
4 .00% , 12/1/51 , Continuously Callable @ 100 .............................. 445 269
975
Missouri (3.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @ 100 (b) ........................................ 1,150 1,036
New Hampshire (1.5%):
New Hampshire Business Finance Authority Revenue , Series A , 5 .25% , 7/1/48 , Continuously
Callable @ 103 .................................................... 500 499
New Jersey (0.5%):
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 3 .50% , 6/15/46 ,
Continuously Callable @ 100 .......................................... 200 164
New York (11.6%):
Build NYC Resource Corp. Revenue , 4 .75% , 6/15/53 , Continuously Callable @ 100 ....... 350 321
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series B-1 , 5 .00% ,
11/15/56 , Continuously Callable @ 100 ................................... 1,545 1,547
Metropolitan Transportation Authority Revenue , Series D-3 , 4 .00% , 11/15/49 , Continuously
Callable @ 100 .................................................... 500 437
New York Counties Tobacco Trust II Revenue , 5 .75% , 6/1/43 , Continuously Callable @ 100 . 170 170
New York State Dormitory Authority Revenue , 6 .00% , 7/1/40 , Continuously Callable @ 100 (b) 130 115
Schenectady County Capital Resource Corp. Revenue , 5 .25% , 7/1/52 , Continuously Callable
@ 100 ........................................................... 200 208
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @ 100 ........... 1,000 995
3,793
North Carolina (2.1%):
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 9/1/50 , Continuously Callable @ 100 ........................ 500 393
Series A , 4 .00% , 10/1/50 , Continuously Callable @ 103 ....................... 350 298
691
Ohio (9.6%):
Buckeye Tobacco Settlement Financing Authority Revenue , Series B-2 , 5 .00% , 6/1/55 ,
Continuously Callable @ 100 .......................................... 900 766
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @ 103 ....... 500 469
County of Hardin Revenue , 5 .00% , 5/1/30 , Continuously Callable @ 103 ............... 350 348
Logan Elm Local School District, GO , 4 .00% , 11/1/55 , Continuously Callable @ 100 ...... 1,500 1,313
Ohio Higher Educational Facility Commission Revenue , Series 2022 , 6 .00% , 9/1/47 ,
Continuously Callable @ 100 .......................................... 250 257
3,153
Pennsylvania (2.6%):
Pennsylvania Economic Development Financing Authority Revenue , Series A-2 , 4 .00% ,
5/15/53 , Continuously Callable @ 100 .................................... 1,000 852
South Carolina (1.6%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @ 100 .................................................... 500 516
Texas (8.3%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .13% , 8/15/54 , Continuously Callable @ 100 .............................. 500 431
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @ 100 .......... 500 393
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .25% , 4/1/53 , Continuously Callable @ 100 ............................... 750 681
Port of Port Arthur Navigation District Revenue
Series B , 2 .00% , 4/1/40 (c) ............................................ 100 100
Series C , 2 .25% , 4/1/40 (c) ............................................ 1,100 1,100
2,705

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Utah (4.4%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @ 103 .................................................... $ 250 $ 220
Utah Charter School Finance Authority Revenue , Series A , 5 .63% , 6/15/42 , Continuously
Callable @ 100 (b) .................................................. 250 250
Utah Infrastructure Agency Revenue , Series A , 5 .00% , 10/15/40 , Continuously Callable @ 100 1,000 957
1,427
Wisconsin (1.2%):
Wisconsin Health & Educational Facilities Authority Revenue , 4 .00% , 1/1/47 , Continuously
Callable @ 103 .................................................... 500 409
Total Municipal Bonds (Cost $35,816)
a
a
a
32,081
Total Investments (Cost $35,816) — 98.2% 32,081
Other assets in excess of liabilities —  1.8% 579
NET ASSETS - 100.00% $ 32,660
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$1,401 (thousands) and amounted to 4.3% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.4%)
Alabama (3.6%):
Black Belt Energy Gas District Revenue , Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (a) ..... $ 1,000 $ 1,039
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @ 100 .. 250 239
1,278
Arizona (8.1%):
Arizona IDA Revenue
4 .00% , 12/15/51 , Continuously Callable @ 100 (b) ........................... 700 537
Series A , 4 .00% , 7/15/51 , Continuously Callable @ 100 (b) ..................... 500 375
La Paz County IDA Revenue , 4 .00% , 2/15/51 , Continuously Callable @ 100 ............ 280 218
Maricopa County IDA Revenue AMT , 4 .00% , 10/15/47 , Continuously Callable @ 104 (b) ... 500 412
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @ 100 (b) ............................ 500 385
Series A , 6 .88% , 11/15/52 , Continuously Callable @ 103 (b) .................... 250 263
The IDA of the City of Phoenix Revenue , 4 .00% , 12/1/51 , Continuously Callable @ 100 (b) .. 1,000 688
2,878
California (0.1%):
California County Tobacco Securitization Agency Revenue , Series B-1 , 5 .00% , 6/1/49 ,
Continuously Callable @ 100 .......................................... 35 35
Colorado (3.6%):
Colorado Educational & Cultural Facilities Authority Revenue , Series A-1 , 6 .88% , 2/1/59 ,
Continuously Callable @ 100 (b) ........................................ 1,000 1,036
Denver Health & Hospital Authority Revenue , Series A , 5 .13% , 12/1/50 , Continuously Callable
@ 100 ........................................................... 250 252
1,288
Delaware (1.1%):
Delaware State Economic Development Authority Revenue , 4 .00% , 6/1/52 , Continuously
Callable @ 100 .................................................... 500 386
Florida (7.6%):
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @ 100 (b) ....... 250 256
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 3 .00% , 8/15/50 , Continuously Callable @ 100 ......................... 1,000 687
Florida Development Finance Corp. Revenue
4 .00% , 7/1/55 , Continuously Callable @ 100 ............................... 500 393
5 .25% , 10/1/56 , Continuously Callable @ 100 (b) ............................ 500 464
Pinellas County Educational Facilities Authority Revenue , Series A , 4 .00% , 6/1/46 ,
Continuously Callable @ 100 (b) ........................................ 500 376
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/56 , Continuously Callable @ 100 (b) . 705 529
2,705
Indiana (1.3%):
Indiana Finance Authority Revenue , Series A , 5 .00% , 7/1/55 , Continuously Callable @ 100 .. 500 448
Iowa (2.4%):
Iowa Finance Authority Revenue
Series A , 5 .00% , 5/15/48 , Continuously Callable @ 100 ....................... 500 464
Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @ 103 ...................... 500 382
846
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @ 100 .......................................... 500 488
Maryland (0.5%):
Maryland Economic Development Corp. Revenue , 4 .25% , 7/1/50 , Continuously Callable @
100 ............................................................. 200 177
Massachusetts (4.3%):
Massachusetts Development Finance Agency Revenue
4 .00% , 10/1/32 , Continuously Callable @ 102 (b) ............................ 300 298
5 .00% , 7/1/47 , Continuously Callable @ 100 ............................... 250 230
5 .25% , 7/1/55 , Continuously Callable @ 100 ............................... 1,000 991
1,519
Minnesota (0.8%):
City of Woodbury Revenue , 4 .00% , 7/1/51 , Continuously Callable @ 103 .............. 400 297

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @ 100 (b) ........................................ $ 500 $ 450
New Hampshire (1.1%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/51 , Continuously Callable
@ 103 ........................................................... 500 393
New Mexico (2.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @ 102 .......................................... 500 446
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @ 103 (b) .................................. 500 455
901
New York (10.7%):
Build NYC Resource Corp. Revenue
5 .75% , 6/1/52 , Continuously Callable @ 100 (b) ............................. 250 250
5 .75% , 6/1/62 , Continuously Callable @ 100 (b) ............................. 250 245
Series A , 4 .00% , 6/15/51 , Continuously Callable @ 100 (b) ..................... 500 385
Series A , 5 .00% , 6/15/51 , Continuously Callable @ 100 (b) ..................... 100 91
Build NYC Resource Corp. Revenue AMT , 5 .50% , 7/1/55 , Continuously Callable @ 100 ... 100 102
Metropolitan Transportation Authority Revenue , Series D-3 , 4 .00% , 11/15/49 , Continuously
Callable @ 100 .................................................... 500 437
Monroe County Industrial Development Corp. Revenue , 5 .00% , 12/1/46 , Continuously
Callable @ 100 .................................................... 600 576
New York State Dormitory Authority Revenue
4 .00% , 7/1/40 , Continuously Callable @ 100 ............................... 200 169
6 .00% , 7/1/40 , Continuously Callable @ 100 (b) ............................. 1,000 885
Onondaga Civic Development Corp. Revenue , 5 .00% , 10/1/40 , Continuously Callable @ 100 250 213
Western Regional Off-Track Betting Corp. Revenue , 4 .13% , 12/1/41 , Continuously Callable @
100 (b) ........................................................... 500 445
3,798
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue , 5 .00% , 10/1/50 , Continuously Callable @
103 ............................................................. 250 227
North Dakota (2.8%):
City of Grand Forks Revenue , 5 .00% , 12/1/36 , Continuously Callable @ 100 ............ 1,000 983
Ohio (5.0%):
County of Hardin Revenue , 5 .50% , 5/1/50 , Continuously Callable @ 103 ............... 500 449
Northeast Ohio Medical University Revenue , Series A , 4 .00% , 12/1/45 , Continuously Callable
@ 100 ........................................................... 225 195
Ohio Higher Educational Facility Commission Revenue
Series 2022 , 6 .00% , 9/1/47 , Continuously Callable @ 100 ...................... 250 257
Series 2025 , 5 .50% , 10/1/50 , Continuously Callable @ 100 ..................... 865 863
1,764
Oklahoma (0.8%):
Tulsa Municipal Airport Trust Trustees Revenue AMT , 6 .25% , 12/1/40 , Continuously Callable
@ 100 ........................................................... 250 275
Oregon (2.1%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/52 , Continuously Callable @ 102 ...................... 500 453
Series A , 5 .38% , 11/15/55 , Continuously Callable @ 102 ...................... 100 95
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@ 103 ........................................................... 250 195
743
Pennsylvania (2.8%):
Bucks County IDA Revenue , 5 .00% , 7/1/54 , Continuously Callable @ 100 .............. 500 483
Chester County IDA Revenue , 6 .00% , 10/15/52 , Continuously Callable @ 100 (b) ......... 500 504
987
South Carolina (5.5%):
County of Lancaster Special Assessment , Series A , 5 .00% , 12/1/37 , Continuously Callable @
100 ............................................................. 1,675 1,675

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
County of Richland Special Assessment , 3 .63% , 11/1/31 , Continuously Callable @ 103 (b) .. $ 290 $ 260
1,935
Texas (5.6%):
City of Houston Airport System Revenue AMT , 4 .00% , 7/15/41 , Continuously Callable @ 100 750 678
Mission Economic Development Corp. Revenue AMT , 5 .00% , 12/1/64 , (Put Date 6/1/30) (a) . 400 412
Port of Port Arthur Navigation District Revenue
Series B , 2 .00% , 4/1/40 (c) ............................................ 800 800
Series C , 2 .25% , 4/1/40 (c) ............................................ 100 100
1,990
Utah (6.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @ 103 ....................... 250 220
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @ 103 ....................... 250 198
Utah Charter School Finance Authority Revenue
2 .75% , 4/15/50 , Continuously Callable @ 100 .............................. 525 329
Series A , 5 .63% , 6/15/42 , Continuously Callable @ 100 (b) ..................... 250 251
Utah Infrastructure Agency Revenue , Series A , 5 .38% , 10/15/40 , Continuously Callable @ 100 1,150 1,151
2,149
Vermont (4.1%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable @
103 ............................................................. 500 401
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @ 100 ............................. 750 600
6 .00% , 10/1/52 , Continuously Callable @ 100 (b) ............................ 500 469
1,470
Virginia (0.7%):
Salem Economic Development Authority Revenue , 6 .00% , 4/1/50 , Continuously Callable @
100 ............................................................. 235 249
West Virginia (3.4%):
Monongalia County Commission Excise Tax District Revenue , Series A , 5 .75% , 6/1/43 ,
Continuously Callable @ 100 (b) ........................................ 1,000 1,004
West Virginia Economic Development Authority Revenue AMT , 5 .45% , 1/1/55 , (Put Date
3/27/35) (a) (b) ..................................................... 200 206
1,210
Wisconsin (8.5%):
Public Finance Authority Revenue
4 .00% , 4/1/52 , Continuously Callable @ 100 (b) ............................. 500 398
Series A , 4 .25% , 12/1/51 , Continuously Callable @ 100 (b) ..................... 500 393
Series A , 5 .88% , 6/1/52 , Continuously Callable @ 100 (b) ...................... 250 234
Series A , 5 .25% , 3/1/55 , Continuously Callable @ 100 (b) ...................... 500 438
Series A , 5 .00% , 7/1/55 , Continuously Callable @ 100 (b) ...................... 500 427
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @ 100 (b) ..................... 500 391
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @ 103 ............................... 500 409
4 .00% , 12/1/51 , Continuously Callable @ 100 .............................. 500 323
3,013
Total Municipal Bonds (Cost $40,023)
a
a
a
34,882
Total Investments (Cost $40,023) — 98.4% 34,882
Other assets in excess of liabilities —  1.6% 566
NET ASSETS - 100.00% $ 35,448
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$13,800 (thousands) and amounted to 38.9% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (1.0%)
Cash Flow CLO (1.0%):
CIFC Funding Ltd. , Series 2020-4A , Class DR , 7 .12% ( TSFR3M + 280 bps ) , 1/15/40 , Callable
1/15/27 @ 100 (a) (b) ................................................. $ 1,375 $ 1,373
Magnetite XXX Ltd. , Series 2021-30A , Class D2R , 8 .32% ( TSFR3M + 400 bps ) , 10/25/37 ,
Callable 10/25/26 @ 100 (a) (b) ......................................... 1,375 1,382
Magnetite XXXIX Ltd. , Series 2023-39A , Class E2R , 9 .57% ( TSFR3M + 525 bps ) , 1/25/37 ,
Callable 1/25/26 @ 100 (a) (b) .......................................... 1,000 997
3,752
Total Collateralized Loan Obligations (Cost $3,820)
a
a
a
3,752
Shares
Common Stocks (2.1%)
Communication Services (0.3%):
Entercom Media Corp. (c) ................................................. 147,854 1,331
Consumer Discretionary (0.2%):
Jo-Ann Stores LLC (c) (d) ................................................. 38,650 —
Men's Wearhouse, Inc. (c) ................................................. 32,607 652
652
Health Care (1.6%):
Air Methods Corp. (c) .................................................... 79,744 5,981
Covis Parent SCA, Class A Shares (c) (d) ....................................... 10,030 —
Covis Parent SCA, Class B Shares (c) (d) ....................................... 10,030 —
Covis Parent SCA, Class C Shares (c) (d) ....................................... 10,030 —
Covis Parent SCA, Class D Shares (c) (d) ...................................... 10,030 —
Covis Parent SCA, Class E Shares (c) (d) ....................................... 10,030 —
Rising Tide Holdings, Inc. (c) .............................................. 241,726 24
6,005
Total Common Stocks (Cost $5,023)
a
a
a
7,988
Principal Amount
(000)
Senior Secured Loans (78.3%)
Communication Services (7.1%):
Audacy Capital LLC, Tranche A Term Loan, First Lien , 11 .43% ( SOFR01M + 700 bps ) ,
9/29/28 (a) ........................................................ 461 454
Audacy Capital LLC, Tranche B Term Loan, First Lien , 10 .43% ( SOFR01M + 600 bps ) ,
9/28/29 (a) (e) ...................................................... 3,863 3,096
CSC Holdings LLC, Term Loan 2022, First Lien , 8 .65% ( SOFR01M + 450 bps ) , 1/18/28 (a) ... 3,845 3,818
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien , 9 .32%
( SOFR03M + 500 bps ) , 5/2/29 (a) ......................................... 14,406 3,854
Dotdash Meredith, Inc., Term B-2 Loan , 7 .78% ( SOFR01M + 350 bps ) , 6/16/32 (a) ......... 720 718
Frontier Communications Holdings LLC, Initial Term Loans, First Lien , 6 .65%
( SOFR01M + 250 bps ) , 7/1/31 (a) ......................................... 3,284 3,278
Gray Television, Inc., Term D Loan, First Lien , 7 .39% ( SOFR01M + 300 bps ) , 12/1/28 (a) .... 2,236 2,235
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien , 10 .21%
( SOFR01M + 578 bps ) , 5/1/29 (a) ......................................... 1,582 1,379
River Rock Entertainment Authority , 6/25/31 (f) ................................. 860 838
Virgin Media Bristol LLC, N Facility, First Lien , 7 .37% ( SOFR06M + 318 bps ) , 3/31/31 (a) ... 4,250 4,187
Ziggo Financing Partnership, Term Loan I Facility, First Lien , 6 .76% ( SOFR01M + 250 bps ) ,
4/28/28 (a) ........................................................ 3,672 3,661
27,518
Consumer Discretionary (14.3%):
19th Holdings Golf LLC, Initial Term Loans, First Lien , 7 .57% ( SOFR01M + 325 bps ) , 2/7/29 (a) 2,196 2,186
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien , 6 .57%
( SOFR01M + 225 bps ) , 2/6/30 (a) ......................................... 4,789 4,773
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien , 7 .70% ( SOFR03M + 350 bps ) ,
3/24/31 (a) ........................................................ 3,950 3,937
Entain PLC, Facility B , 6 .61% ( SOFR03M + 225 bps ) , 7/30/32 (a) ..................... 1,915 1,912
Fitness International LLC, Term B Loan, First Lien , 8 .82% ( SOFR01M + 450 bps ) , 2/12/29 (a) . 4,444 4,462
Fleet Midco I Ltd., Term Loan B2, First Lien , 6 .54% ( SOFR06M + 250 bps ) , 2/10/31 (a) ..... 2,722 2,722

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien , 6 .05%
( SOFR03M + 175 bps ) , 11/29/30 (a) ....................................... $ 4,925 $ 4,904
Graham Packaging Co., Inc., Initial Term Loan, First Lien , 6 .82% ( SOFR01M + 250 bps ) ,
8/4/27 (a) ......................................................... 2,343 2,342
Hanesbrands, Inc., Initial Trance B Term Loan, First Lien , 7 .07% ( SOFR01M + 275 bps ) ,
3/8/32 (a) ......................................................... 1,359 1,362
Harbor Freight Tools USA, Inc., Replacement Term Loan , 6 .57% ( SOFR01M + 225 bps ) ,
6/11/31 (a) ........................................................ 997 979
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien , 6 .32%
( SOFR01M + 200 bps ) , 1/17/31 (a) ........................................ 1,448 1,445
Holley Purchaser, Inc., Initial Term Loan, First Lien , 8 .18% ( SOFR01M + 375 bps ) , 11/20/28 (a) 4,087 4,025
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 9 .67% ( SOFR01M + 525 bps ) ,
4/9/29 (a) ......................................................... 3,286 2,927
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien , 6 .57%
( SOFR01M + 225 bps ) , 4/1/31 (a) ......................................... 4,950 4,947
McGraw-Hill Education, Inc., 2025 Tranche B-2 Term Loan , 6 .97% ( SOFR01M + 275 bps ) ,
8/6/31 (a) ......................................................... 2,680 2,679
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .55%
( SOFR03M + 325 bps ) , 3/6/28 (a) ......................................... 3,377 3,286
PetSmart, Inc., Initial Term Loan, First Lien , 8 .14% ( SOFR01M + 400 bps ) , 8/18/32 (a) ...... 2,000 1,969
RVR Dealership Holdings LLC , 8 .17% ( SOFR01M + 375 bps ) , 2/8/28 (a) ................ 1,995 1,877
Travel + Leisure Co., Term Loan B, First Lien , 6 .82% ( SOFR03M + 250 bps ) , 12/14/29 (a) .... 2,173 2,177
54,911
Consumer Staples (2.3%):
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien , 7 .82% ( SOFR01M + 350 bps ) ,
10/10/29 (a) ....................................................... 6,401 6,126
First Brands Group LLC, 2021 Term Loans, First Lien , 9 .57% ( SOFR03M + 500 bps ) , 3/24/27 (a) 2,266 797
Froneri US, Inc. , 7/16/32 (f) ................................................ 1,225 1,222
Goat Holdco LLC, Term Loan B, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 1/27/32 (a) ...... 635 636
8,781
Energy (3.9%):
Ai Aqua Merger Sub, Inc., 2025 Refinancing Term B Loans, First Lien , 7 .28%
( SOFR01M + 300 bps ) , 7/31/28 (a) ........................................ 996 998
Constellation Renewables LLC, Term Loans, First Lien , 6 .45% ( SOFR03M + 225 bps ) ,
12/15/27 (a) ....................................................... 2,744 2,737
Delek U.S. Holdings, Inc., Initial Term Loan, First Lien , 7 .92% ( SOFR01M + 350 bps ) ,
11/19/29 (a) ....................................................... 3,816 3,805
Meade Pipeline Co LLC, Initial Loan , 6 .00% ( SOFR03M + 200 bps ) , 9/22/32 (a) ........... 610 609
NorthRiver Midstream Finance LP, Initial Term B, First Lien , 6 .54% ( SOFR03M + 225 bps ) ,
8/16/30 (a) ........................................................ 3,018 3,017
Traverse Midstream Partners LLC, Advance, First Lien , 6 .81% ( SOFR03M + 250 bps ) ,
2/16/28 (a) ........................................................ 4,014 4,017
15,183
Financials (14.9%):
Acrisure, LLC, Term B6, First Lien , 7 .57% ( SOFR01M + 325 bps ) , 6/21/32 (a) ............ 1,290 1,287
AIP RD Buyer Corp. , 7 .82% ( SOFR01M + 350 bps ) , 12/23/30 (a) ...................... 499 500
Allspring Buyer LLC, Term Loan B, First Lien , 7 .31% ( SOFR01M + 300 bps ) , 11/1/30 (a) .... 978 979
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loans, First Lien , 7 .07%
( SOFR03M + 275 bps ) , 8/19/30 (a) ........................................ 4,422 4,415
Asurion LLC , 8 .57% ( SOFR01M + 425 bps ) , 9/19/30 (a) ............................ 1,000 993
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien , 13 .20% ( SOFR03M + 900 bps ) ,
5/15/26 (a) ........................................................ 3,000 312
Camelot US Acquisition LLC , 7 .57% ( SOFR01M + 325 bps ) , 1/31/31 (a) ................ 892 890
Carriage Purchaser, Inc., Term B Loan , 7 .82% ( SOFR01M + 350 bps ) , 9/29/28 (a) .......... 1,000 1,000
Chariot Buyer LLC, Refinancing Term Loan, First Lien , 7 .22% ( SOFR01M + 300 bps ) , 9/8/32 (a) 3,764 3,766
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien , 7 .49% ( SOFR01M + 318 bps ) ,
4/13/29 (a) ........................................................ 2,397 2,393
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .56%
( SOFR03M + 525 bps ) , 8/2/29 (a) ......................................... 2,122 2,123
DS Parent, Inc., Term Loan B , 9 .80% ( SOFR03M + 550 bps ) , 1/31/31 (a) ................ 1,995 1,842
Evergreen Acqco 1 LP, Initial Term Loan , 7 .03% ( SOFR03M + 300 bps ) , 9/17/32 (a) ........ 671 671
First Advantage Holdings LLC , 10/31/31 (f) .................................... 1,483 1,443

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Fortress Intermediate 3, Inc., Tranche B Term Loan , 7 .25% ( SOFR01M + 300 bps ) , 6/27/31 (a) . $ 413 $ 414
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
10/4/30 (a) ........................................................ 2,742 2,736
Gloves Buyer, Inc., Term Loan, First Lien , 8 .32% ( SOFR01M + 400 bps ) , 5/24/32 (a) ........ 1,218 1,180
Hamilton Projects Acquiror LLC, 2025-2 Repricing Term Loan , 6 .82% ( SOFR01M + 250 bps ) ,
5/30/31 (a) ........................................................ 750 752
Hudson River Trading LLC , 7 .15% ( SOFR01M + 300 bps ) , 3/18/30 (a) .................. 1,685 1,687
IMC Financing LLC, Term Loan , 7 .64% ( SOFR01M + 350 bps ) , 6/18/32 (a) .............. 689 693
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan, First Lien , 9 .14%
( SOFR01M + 500 bps ) , 6/6/31 (a) ......................................... 1,220 1,214
Long Ridge Energy LLC , 2/19/32 (f) ......................................... 1,800 1,758
LSF12 Badger Bidco LLC , 9 .82% ( SOFR01M + 550 bps ) , 7/10/30 (a) ................... 2,952 2,945
Mermaid Bidco, Inc., Facility B , 7 .57% ( SOFR03M + 325 bps ) , 7/2/31 (a) ................ 613 611
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 9 .43% ( SOFR03M + 500 bps ) ,
4/11/29 (a) ........................................................ 2,234 2,125
Novae LLC, Tranche B Term Loan , 9 .45% ( SOFR03M + 500 bps ) , 12/22/28 (a) ............ 1,995 1,861
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien , 8 .55% ( SOFR06M + 425 bps ) ,
4/30/29 (a) ........................................................ 6,304 5,875
Orion U.S. Finco , 5/20/32 (f) ............................................... 1,503 1,511
Sedgwick Claims Management Services, Inc., 2024 Term Loans, First Lien , 6 .82%
( SOFR03M + 250 bps ) , 7/31/31 (a) ........................................ 2,645 2,641
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 7 .05% ( SOFR03M + 275 bps ) ,
5/10/32 (a) ........................................................ 500 504
Solenis , 7/26/32 (f) ...................................................... 500 496
Voyager Parent LLC, Term B Loans, First Lien , 9 .04% ( SOFR03M + 475 bps ) , 7/1/32 (a) ..... 1,000 1,001
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .55% ( SOFR03M + 325 bps ) , 2/14/31 (a) .. 4,938 4,940
57,558
Health Care (8.7%):
Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan , 7 .82% ( SOFR01M + 350 bps ) ,
8/2/32 (a) ......................................................... 2,088 2,084
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 2/18/27 (d) (f) ........... 8,797 352
Embecta Corp., Initial Term Loan, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 4/2/29 (a) ...... 4,229 4,224
Knight Health Holdings LLC, Term B Loans, First Lien , 9 .68% ( SOFR01M + 525 bps ) ,
12/26/28 (a) ....................................................... 22,666 7,072
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien , 8 .07% ( SOFR03M + 375 bps ) ,
5/19/31 (a) ........................................................ 4,919 4,906
LifeScan Global Corporation, Initial Term Loan, First Lien , 10 .80% ( SOFR03M + 650 bps ) ,
12/31/26 (a) ....................................................... 6,467 6,176
LifeScan Global Corporation, Term Loan, Second Lien , 3/31/27 (f) .................... 3,750 1,737
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien , 6 .32%
( SOFR01M + 200 bps ) , 4/20/29 (a) ........................................ 2,996 2,991
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien , 6/13/28 (f) ................ 3,841 2,266
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan , 6 .82% ( SOFR01M + 250 bps ) ,
12/19/30 (a) ....................................................... 1,980 1,980
33,788
Industrials (15.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan , 6 .58%
( SOFR01M + 225 bps ) , 4/20/28 (a) ........................................ 3,284 3,277
American Auto Auction Group LLC , 8 .82% ( SOFR03M + 450 bps ) , 5/28/32 (a) ............ 555 559
Arches Buyer, Inc., Refinancing Term Loan, First Lien , 7 .67% ( SOFR01M + 325 bps ) ,
12/6/27 (a) ........................................................ 1,969 1,970
AZZ, Inc., Initial Term Loan, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 5/14/29 (a) ......... 1,824 1,829
Chart Industries, Inc., Amendment  No. 7 Term Loan, First Lien , 6 .79% ( SOFR03M + 250 bps ) ,
3/18/30 (a) ........................................................ 2,317 2,326
Cimpress PLC, 2024-2 Refinancing Tranche B-1 Term Loan , 6 .82% ( SOFR01M + 250 bps ) ,
5/17/28 (a) ........................................................ 1,000 1,001
Core & Main LP, Term Loan B, First Lien , 6 .17% ( SOFR01M + 200 bps ) , 2/10/31 (a) ........ 4,186 4,173
Cornerstone Building Brands, Inc., Tranche B Term Loan, First Lien , 7 .50%
( SOFR01M + 325 bps ) , 4/12/28 (a) ........................................ 3,348 3,174
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 10/20/27 (a) ....................................... 3,071 3,071

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien , 6 .07% ( SOFR01M + 175 bps ) ,
6/4/31 (a) ......................................................... $ 5,950 $ 5,939
Harsco Corp., Term B-3 Loans, First Lien , 6 .68% ( SOFR01M + 225 bps ) , 3/10/28 (a) ........ 3,863 3,850
Hertz Corp., Initial Term B Loans, First Lien , 8 .07% ( SOFR01M + 350 bps ) , 6/30/28 (a) ...... 1,024 917
Hertz Corp., Initial Term C Loan, First Lien , 8 .07% ( SOFR01M + 350 bps ) , 6/30/28 (a) ...... 203 182
Innio North America Holding, Inc., Term Loan B, First Lien , 6 .58% ( SOFR03M + 225 bps ) ,
11/6/28 (a) ........................................................ 3,620 3,615
IXS Holdings, Inc. , 9 .84% ( SOFR01M + 550 bps ) , 9/5/29 (a) ......................... 1,500 1,492
Janus International Group LLC, Term Loan B, First Lien , 6 .70% ( SOFR03M + 250 bps ) ,
8/5/30 (a) ......................................................... 3,546 3,550
Karman Holdings Inc., Initial Term Loan , 7 .80% ( SOFR03M + 350 bps ) , 4/1/32 (a) ......... 825 827
LS Group OpCo. Acquistion LLC, Term Loan B, First Lien , 6 .82% ( SOFR01M + 250 bps ) ,
4/23/31 (a) ........................................................ 4,665 4,650
Madison IAQ LLC, Initial Term Loans, First Lien , 6 .70% ( SOFR06M + 250 bps ) , 6/21/28 (a) .. 2,988 2,988
Rising Tide Holdings, Inc., Term Loan A, First Lien , 6/13/28 (f) ...................... 1,464 1,449
Southern Veterinary Partners LLC, 2025 New Term Loan, First Lien , 6 .82%
( SOFR03M + 250 bps ) , 12/4/31 (a) ........................................ 1,000 998
TransDigm, Inc. , 3/22/30 (f) ................................................ 1,220 1,219
Vestis Corp., Term B-1 Loan, First Lien , 6 .45% ( SOFR03M + 225 bps ) , 2/24/31 (a) ......... 2,494 2,340
WireCo WorldGroup, Inc., Term Loan B, First Lien , 8 .08% ( SOFR03M + 375 bps ) , 11/13/28 (a) 3,738 3,649
59,045
Information Technology (3.3%):
Commscope LLC , 9 .07% ( SOFR01M + 475 bps ) , 12/17/29 (a) ........................ 1,500 1,517
McAfee Corp.,Term Loan B, First Lien , 7 .22% ( SOFR01M + 300 bps ) , 3/1/29 (a) .......... 2,960 2,822
MH SUB I LLC, Term Loan, First Lien , 8 .57% ( SOFR01M + 425 bps ) , 5/3/28 (a) .......... 2,352 2,259
MH SUB I LLC, Term Loan, First Lien , 8 .57% ( SOFR01M + 425 bps ) , 12/31/31 (a) ........ 1,592 1,463
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien , 7 .55% ( SOFR03M + 325 bps ) , 10/28/30 (a) .............................. 997 1,000
Proofpoint, Inc., Term Loan, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 8/31/28 (a) .......... 2,216 2,222
Sandisk Corp., Term B Loan, First Lien , 7 .14% ( SOFR01M + 300 bps ) , 2/23/32 (a) ......... 1,125 1,126
12,409
Materials (5.8%):
Ahlstrom Holding 3 Oy , 5/24/30 (f) .......................................... 1,927 1,925
Anchor Packaging LLC, Term Loan, First Lien , 7 .39% ( SOFR01M + 325 bps ) , 7/18/29 (a) .... 3,967 3,981
Bakelite US Holdco, Inc., Term Loan B, First Lien , 8 .05% ( SOFR03M + 375 bps ) , 12/23/31 (a) 1,965 1,959
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien , 7 .57% ( SOFR01M + 325 bps ) ,
2/19/30 (a) ........................................................ 3,886 3,507
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .39% ( SOFR01M + 225 bps ) ,
4/16/29 (a) ........................................................ 4,829 4,832
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien , 7 .42%
( SOFR01M + 325 bps ) , 10/29/29 (a) ....................................... 6,614 6,612
22,816
Real Estate (1.1%):
RealPage, Inc., Initial Term Loan, First Lien , 7 .56% ( SOFR03M + 300 bps ) , 4/24/28 (a) ...... 3,387 3,378
Turquoise Topco Ltd. , 8/13/32 (f) ............................................ 680 680
4,058
Technology (1.0%):
Flash Charm, Inc. , 3/2/28 (f) ............................................... 2,050 1,789
Vision Solutions, Inc. , 8 .57% ( SOFR03M + 400 bps ) , 4/24/28 (a) ...................... 2,000 1,925
3,714
Utilities (0.6%):
Lackawanna Energy Center LLC, Replacement Term B Advance , 7 .25% ( SOFR01M + 300 bps ) ,
8/5/32 (a) ......................................................... 686 691
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (a) ........ 1,450 1,450
2,141
Total Senior Secured Loans (Cost $343,125)
a
a
a
301,922

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (7.0%)
Communication Services (1.8%):
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .75% , 2/1/32 , Callable 2/1/27 @ 102.38 (b) $ 1,260 $ 1,165
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (b) ....... 1,560 1,638
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (b) .................. 1,000 844
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 11/2/25 @ 100 (b) .......... 2,315 588
Gray Media, Inc. , 7 .25% , 8/15/33 , Callable 8/15/28 @ 103.63 (b) ..................... 925 918
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (b) ................................................ 1,700 1,762
6,915
Consumer Discretionary (0.5%):
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
11/2/25 @ 103.31 (b) ................................................ 2,000 1,858
Energy (0.7%):
Alpha Generation LLC , 6 .75% , 10/15/32 , Callable 10/15/27 @ 103.38 (b) ............... 1,000 1,034
CQP Holdco LP/BIP-V Chinook Holdco LLC , 7 .50% , 12/15/33 , Callable 12/15/28 @
103.75 (b) ........................................................ 1,500 1,628
2,662
Financials (1.1%):
Olympus Water US Holding Corp. , 9 .75% , 11/15/28 , Callable 10/9/25 @ 104.88 (b) ....... 1,000 1,049
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (b) ........................................................ 1,500 1,550
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 11/2/25 @ 101.41 (b) .................. 1,500 1,459
4,058
Health Care (0.9%):
AdaptHealth LLC , 5 .13% , 3/1/30 , Callable 10/13/25 @ 102.56 (b) .................... 1,000 954
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 11/2/25 @ 103.06 (b) ...... 1,000 725
Owens & Minor, Inc. , 6 .63% , 4/1/30 , Callable 11/2/25 @ 103.31 (b) ................... 1,000 825
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (b) .......... 1,140 1,167
3,671
Industrials (0.0%):(g)
TransDigm, Inc. , 6 .25% , 1/31/34 , Callable 8/31/28 @ 103.13 (b) ..................... 82 85
Information Technology (0.8%):
Amkor Technology, Inc. , 5 .88% , 10/1/33 , Callable 10/1/28 @ 102.94 (b) ................ 85 86
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 10/13/25 @ 103.25 (b) ............ 1,500 1,514
EquipmentShare.com, Inc. , 8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (b) ................ 1,455 1,554
3,154
Materials (0.8%):
Allied Universal Holdco LLC , 7 .88% , 2/15/31 , Callable 2/15/27 @ 103.94 (b) ............ 1,000 1,049
Methanex US Operations, Inc. , 6 .25% , 3/15/32 , Callable 9/15/31 @ 100 (b) ............. 1,000 1,017
Novelis Corp. , 3 .88% , 8/15/31 , Callable 8/15/26 @ 101.94 (b) ....................... 1,000 911
2,977
Real Estate (0.2%):
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 10 .50% , 2/15/28 , Callable
10/6/25 @ 105.25 (b) ................................................ 784 825
Utilities (0.2%):
Clearway Energy Operating LLC , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (b) ......... 1,000 918
Total Corporate Bonds (Cost $29,215)
a
a
a
27,123
Yankee Dollars (1.1%)
Financials (0.8%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (b) ........................................................ 1,250 1,326
GGAM Finance Ltd. , 8 .00% , 6/15/28 , Callable 12/15/27 @ 100 (b) ................... 1,500 1,590
2,916

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.3%):
First Quantum Minerals Ltd.
8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (b) ................................ $ 1,000 $ 1,051
7 .25% , 2/15/34 , Callable 2/15/29 @ 103.63 (b) .............................. 225 233
1,284
Total Yankee Dollars (Cost $4,036)
a
a
a
4,200
Commercial Paper (2.8%)
Energy (1.6%):
Energy Transfer LP , 4 .26% , 10/1/25 (b) (h) ..................................... 2,200 2,200
Kinder Morgan, Inc. , 4 .53% , 10/1/25 (b) (h) ..................................... 1,700 1,700
Targa Resources Corp. , 4 .62% , 10/1/25 (b) (h) ................................... 2,200 2,199
6,099
Technology (0.4%):
Jabil, Inc. , 4 .90% , 10/1/25 (b) (h) ............................................ 1,600 1,600
Utilities (0.8%):
CenterPoint Energy Resources Corp. , 4 .19% , 10/1/25 (b) (h) ......................... 2,200 2,200
Duke Energy Corp. , 4 .14% , 10/1/25 (b) (h) ..................................... 1,000 1,000
3,200
Total Commercial Paper (Cost $10,900)
a
a
a
10,899
Shares
Exchange-Traded Funds (4.3%)
Invesco Senior Loan ETF ................................................. 400,000 8,372
SPDR Blackstone Senior Loan ETF .......................................... 200,000 8,316
Total Exchange-Traded Funds (Cost $16,825)
a
a
a
16,688
Total Investments (Cost $412,944) — 96.6% 372,572
Other assets in excess of liabilities —  3.4% 13,218
NET ASSETS - 100.00% $ 385,790
At September 30, 2025, the Fund's investments in foreign securities were 7.9% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$45,974 (thousands) and amounted to 11.9% of net assets.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Amount represents less than 0.05% of net assets.
(h) Rate represents the effective yield at September 30, 2025.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.